UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1.    Reports to Stockholders.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended July 31, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund

†Percentages are based on total investments.

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.0%

Australia — 0.9%
Other Securities ‡	0.9%		$21,571

Austria — 0.0%
Other Securities	0.0		511

Belgium — 0.1%
Other Securities	0.1		2,925

China — 0.0%
Other Securities	0.0		—

Denmark — 0.3%
Other Securities	0.3		7,287

Finland — 0.1%
Other Securities	0.1		3,208

France — 1.3%
Other Securities ‡	1.3		30,680

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Germany — 1.1%
Other Securities	1.1%		$26,104

Greece — 0.0%
Other Securities	0.0		—

Hong Kong — 0.4%
Other Securities ‡	0.4		9,653

Ireland — 0.6%
Accenture PLC,Cl A	0.4	34,547	8,358
Other Securities	0.2		6,418

			14,776

Israel — 0.1%
Other Securities	0.1		1,747

Italy — 0.3%
Other Securities	0.3		6,809

Japan — 3.2%
Other Securities ‡	3.2		76,202

Luxembourg — 0.0%
Other Securities	0.0		143

Netherlands — 0.7%
Other Securities ‡	0.7		17,807

New Zealand — 0.0%
Other Securities	0.0		927

Norway — 0.1%
Other Securities	0.1		1,804

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Panama — 0.0%
Other Securities	0.0%		$139

Portugal — 0.0%
Other Securities	0.0		535

Singapore — 0.2%
Other Securities ‡	0.2		3,742

South Korea — 0.0%
Other Securities	0.0		1

Spain — 0.3%
Other Securities	0.3		7,017

Sweden — 0.4%
Other Securities	0.4		10,517

Switzerland — 1.2%
Other Securities	1.2		28,606

United Kingdom — 1.6%
Other Securities ‡	1.6		37,630

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 79.1%

Communication Services — 8.2%
Alphabet Inc, Cl A *	1.3%	16,288	$29,764
Alphabet Inc, Cl C *	1.2	15,759	28,929
AT&T Inc	0.5	387,066	11,082
Comcast Corp, Cl A	0.5	246,000	12,194
Facebook Inc, Cl A *	1.4	130,206	33,636
Netflix Inc *	0.5	23,100	12,298
Verizon Communications Inc	0.5	224,980	12,318
Walt Disney Co/The	0.7	98,200	16,514
Other Securities	1.6		40,026

			196,761

Consumer Discretionary — 10.0%
Amazon.com Inc *	3.1	22,991	73,714
Home Depot	0.7	58,330	15,797
McDonald’s	0.4	40,347	8,386
NIKE Inc, Cl B	0.4	66,505	8,884
Tesla Inc *	1.4	40,990	32,527
Other Securities	4.0		99,794

			239,102

Consumer Staples — 4.6%
Coca-Cola	0.4	209,826	10,103
Costco Wholesale Corp	0.4	23,917	8,429
PepsiCo Inc	0.4	75,314	10,286
Procter & Gamble Co/The	0.7	132,124	16,940
Walmart Inc	0.4	75,631	10,625
Other Securities	2.3		54,366

			110,749

Energy — 1.8%
Chevron Corp	0.4	104,534	8,906
Exxon Mobil Corp	0.4	229,772	10,303
Other Securities	1.0		23,708

			42,917

Financials — 8.2%
Bank of America Corp	0.5	420,000	12,453
Berkshire Hathaway Inc,Cl B *	1.0	102,009	23,245
JPMorgan Chase & Co	0.9	164,170	21,124
Other Securities ‡(A)	5.8		140,084

			196,906

Health Care — 11.0%
Abbott Laboratories	0.5	93,800	11,593
AbbVie Inc	0.4	95,600	9,797
Amgen Inc	0.3	31,591	7,627
Danaher Corp	0.3	33,964	8,078
Eli Lilly	0.4	45,700	9,504
Johnson & Johnson	1.0	142,923	23,315
Medtronic PLC	0.4	72,800	8,105

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Health Care (continued)
Merck & Co Inc	0.4%	137,200	$10,574
Pfizer Inc	0.5	301,867	10,837
Thermo Fisher Scientific	0.5	21,479	10,948
UnitedHealth Group Inc	0.7	51,261	17,100
Other Securities	5.6		135,761

			263,239

Industrials — 6.7%
Other Securities	6.7		160,362

Information Technology — 22.0%
Adobe Inc *	0.5	26,107	11,977
Apple	4.8	875,064	115,474
Broadcom Inc	0.4	21,456	9,666
Cisco Systems Inc	0.4	230,447	10,273
Intel Corp	0.5	222,725	12,364
Mastercard Inc,Cl A	0.6	47,930	15,160
Microsoft Corp	3.9	406,092	94,197
NVIDIA Corp	0.7	32,000	16,627
PayPal Holdings *	0.6	63,751	14,937
QUALCOMM Inc	0.4	61,104	9,549
salesforce.com Inc *	0.5	47,600	10,737
Texas Instruments Inc	0.4	49,800	8,251
Visa Inc,Cl A	0.8	91,720	17,725
Other Securities	7.5		179,494

			526,431

Materials — 2.1%
Other Securities	2.1		51,391

Real Estate — 2.4%
Other Securities ‡	2.4		57,721

Utilities — 2.1%
NextEra Energy	0.4	106,172	8,586
Other Securities	1.7		41,882

			50,468

			1,896,047

Total Common Stock (Cost $1,912,697) ($ Thousands)			2,206,388

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

PREFERRED STOCK — 0.1%

Germany — 0.1%
Other Securities (B)	0.1%		$1,751

Total Preferred Stock (Cost $1,514) ($ Thousands)			1,751

EXCHANGE TRADED FUND — 0.0%
Other Securities	0.0		278

Total Exchange Traded Fund (Cost $100) ($ Thousands)			278

RIGHTS* — 0.0%

Spain — 0.0%
Other Securities	0.0		28

United States — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			28

WARRANTS* — 0.0%

United States — 0.0%
Other Securities	0.0		—

Total Warrants (Cost $—) ($ Thousands)			—

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	0.6	13,423,775	13,424

Total Cash Equivalent (Cost $13,424) ($ Thousands)			13,424

Total Investments in Securities — 92.7% (Cost $1,927,735)($ Thousands)			$2,221,869

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at January 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	62	Mar-2021	$6,787	$6,558	$(229)
MSCI Emerging Markets	1,244	Mar-2021	77,478	82,483	5,005
NASDAQ 100 Index E-MINI	4	Mar-2021	993	1,033	40
Russell 2000 Index E-MINI	788	Mar-2021	75,420	81,487	6,067
S&P 500 Index E-MINI	96	Mar-2021	17,997	17,785	(212)
S&P Mid Cap 400 Index E-MINI	3	Mar-2021	673	701	28

			$179,348	$190,047	$10,699

For the period ended January 31, 2021, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,397,701 ($Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of January 31, 2021.

‡	Real Estate Investment Trust.

†	Investment in Affiliated Security (see Note 6).

(A)	Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $243 ($ Thousands), or 0.0% of Net Assets (See Note 2).

(B)	There is currently no rate available.

Cl — Class

EAFE — Europe, Australasia and Far East

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)		Total ($)
Common Stock	2,206,336	52	–		2,206,388
Preferred Stock	1,751	–	–		1,751
Exchange Traded Fund	278	–	–		278
Rights	28	–	–	(2)	28
Warrants	–	–	–		–
Cash Equivalent	13,424	–	–		13,424

Total Investments in Securities	2,221,817	52	–		2,221,869

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)		Total ($)
Futures Contracts *
Unrealized Appreciation	11,140	—	—		11,140
Unrealized Depreciation	(441)	—	—		(441)

Total Other Financial Instruments	10,699	—	—		10,699

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended January 31, 2021,there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2021 ($ Thousands):

Security Description	Value 7/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ —	$ 26,037	$ (12,613)	$ —	$ —	$ 13,424	13,423,775	$ —	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 32.6%
U.S. Treasury Bonds
4.250%, 05/15/2039	$1,000	$1,438
3.625%, 02/15/2044	6,500	8,861
3.375%, 11/15/2048	3,000	4,035
3.125%, 05/15/2048	2,500	3,213
3.000%, 11/15/2044	2,000	2,487
3.000%, 02/15/2047	2,500	3,132
3.000%, 02/15/2048	8,000	10,054
3.000%, 02/15/2049	2,500	3,155
2.875%, 05/15/2043	2,500	3,041
2.750%, 08/15/2042	5,000	5,962
2.750%, 11/15/2042	2,000	2,384
2.500%, 02/15/2045	2,500	2,859
2.500%, 02/15/2046	3,000	3,433
2.250%, 08/15/2049	3,500	3,827
2.000%, 02/15/2050	1,800	1,865
1.625%, 11/15/2050	4,500	4,260
1.375%, 11/15/2040	3,000	2,851
1.375%, 08/15/2050	2,000	1,780
1.250%, 05/15/2050	4,500	3,877
1.125%, 05/15/2040	8,000	7,300
1.125%, 08/15/2040	5,000	4,550

U.S. Treasury Notes

3.125%, 11/15/2028	5,000	5,850
2.875%, 09/30/2023	20,000	21,440
2.750%, 11/15/2023	5,000	5,360
2.625%, 01/31/2026	5,000	5,539
2.625%, 02/15/2029	2,000	2,268
2.500%, 08/15/2023	5,000	5,297
2.500%, 01/31/2024	10,000	10,689
2.500%, 05/15/2024	20,000	21,495
2.375%, 08/15/2024	5,000	5,376
2.375%, 05/15/2027	3,000	3,320
2.250%, 04/15/2022	2,000	2,051
2.250%, 11/15/2024	5,000	5,370
2.250%, 11/15/2025	10,000	10,870
2.250%, 08/15/2027	2,000	2,199
2.125%, 03/31/2024	5,000	5,301
2.125%, 05/15/2025	5,000	5,378
2.000%, 10/31/2022	5,000	5,163
2.000%, 11/30/2022	10,000	10,343
2.000%, 02/15/2025	5,000	5,338
2.000%, 08/15/2025	10,000	10,732

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.000%, 11/15/2026	$5,000	$5,405
1.750%, 05/15/2023	10,000	10,366
1.625%, 05/15/2026	5,000	5,294
1.625%, 11/30/2026	2,500	2,649
1.625%, 08/15/2029	5,000	5,276
1.500%, 08/15/2022	5,000	5,107
1.500%, 01/15/2023	10,000	10,267
1.500%, 08/15/2026	3,000	3,157
1.500%, 01/31/2027	5,000	5,262
1.500%, 02/15/2030	3,900	4,064
1.375%, 02/15/2023	10,000	10,252
1.125%, 02/28/2025	5,000	5,162
0.875%, 11/15/2030	5,000	4,899
0.750%, 01/31/2028	5,000	4,990
0.625%, 05/15/2030	5,000	4,812
0.625%, 08/15/2030	1,000	959
0.500%, 03/15/2023	8,000	8,062
0.500%, 05/31/2027	3,000	2,968
0.500%, 10/31/2027	5,000	4,921
0.375%, 11/30/2025	2,000	1,996
0.375%, 12/31/2025	5,000	4,986
0.375%, 09/30/2027	3,000	2,932
0.250%, 06/15/2023	3,000	3,008
0.250%, 05/31/2025	10,000	9,956
0.250%, 07/31/2025	7,000	6,960
0.250%, 08/31/2025	10,000	9,938
0.250%, 09/30/2025	10,000	9,930
0.125%, 06/30/2022	10,000	10,002
0.125%, 01/31/2023	3,000	3,000

Total U.S. Treasury Obligations (Cost $406,912) ($ Thousands)		400,323

CORPORATE OBLIGATIONS — 29.1%

Communication Services — 2.3%

Activision Blizzard
1.350%, 09/15/2030	90	86
Alphabet
2.050%, 08/15/2050	130	117
1.100%, 08/15/2030	130	126
0.450%, 08/15/2025	90	90
America Movil
4.375%, 04/22/2049	500	623
2.875%, 05/07/2030	500	538
AT&T
4.850%, 03/01/2039	1,000	1,206
3.650%, 06/01/2051	800	797
3.500%, 06/01/2041	600	617
3.500%, 02/01/2061	135	128
3.300%, 02/01/2052	120	113
3.100%, 02/01/2043	200	194

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 06/01/2031	$500	$522
2.300%, 06/01/2027	300	317
2.250%, 02/01/2032	165	163
1.650%, 02/01/2028	35	35

Baidu
1.720%, 04/09/2026	200	203

Charter Communications Operating LLC
4.908%, 07/23/2025	300	346
3.850%, 04/01/2061	100	95
3.700%, 04/01/2051	580	570
2.800%, 04/01/2031	500	515
2.300%, 02/01/2032	100	97

Comcast
3.950%, 10/15/2025	500	570
3.750%, 04/01/2040	500	579
3.250%, 11/01/2039	500	544
3.100%, 04/01/2025	500	548
2.800%, 01/15/2051	300	297
2.650%, 08/15/2062	150	139
2.450%, 08/15/2052	225	208
1.950%, 01/15/2031	500	504
1.500%, 02/15/2031	300	291

Discovery Communications
4.650%, 05/15/2050	800	959
3.625%, 05/15/2030	300	338

Fox
5.576%, 01/25/2049	300	414
5.476%, 01/25/2039	1,000	1,332

Rogers Communications
4.350%, 05/01/2049	500	615
3.700%, 11/15/2049	500	562
Telefonica Emisiones
5.520%, 03/01/2049	500	661

T-Mobile USA
4.375%, 04/15/2040 (A)	500	585
3.600%, 11/15/2060 (A)	20	20
3.500%, 04/15/2025 (A)	800	877
3.300%, 02/15/2051 (A)	50	49
3.000%, 02/15/2041 (A)	220	217
2.550%, 02/15/2031 (A)	230	236
2.250%, 11/15/2031 (A)	50	50
2.050%, 02/15/2028 (A)	35	36
1.500%, 02/15/2026 (A)	550	558

Verizon Communications
4.812%, 03/15/2039	1,000	1,266
4.672%, 03/15/2055	500	638
4.000%, 03/22/2050	800	921
3.000%, 03/22/2027	300	330
3.000%, 11/20/2060	90	86
2.875%, 11/20/2050	400	384
2.650%, 11/20/2040	400	389
1.750%, 01/20/2031	100	98

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.850%, 11/20/2025	$100	$100

ViacomCBS
4.950%, 01/15/2031	300	370
4.950%, 05/19/2050	300	379
4.750%, 05/15/2025	300	346
4.200%, 05/19/2032	500	591

Walt Disney
6.650%, 11/15/2037	500	770
4.700%, 03/23/2050	500	669
4.625%, 03/23/2040	200	255
3.500%, 05/13/2040	500	562
3.350%, 03/24/2025	500	552
1.750%, 01/13/2026	500	521

		27,914

Consumer Discretionary — 2.3%

Advance Auto Parts
1.750%, 10/01/2027	40	41

Amazon.com
1.500%, 06/03/2030	500	498
0.800%, 06/03/2025	500	505
0.400%, 06/03/2023	500	502

American Honda Finance MTN
1.200%, 07/08/2025	700	712
0.875%, 07/07/2023	635	642
0.400%, 10/21/2022	100	100

AutoZone
3.625%, 04/15/2025	500	556

BAT Capital
4.700%, 04/02/2027	300	351
3.984%, 09/25/2050	150	150
3.734%, 09/25/2040	295	301
2.726%, 03/25/2031	300	305
2.259%, 03/25/2028	200	204

BAT International Finance
1.668%, 03/25/2026	200	203

Best Buy
1.950%, 10/01/2030	50	49

Booking Holdings
4.100%, 04/13/2025	300	338

Choice Hotels International
3.700%, 01/15/2031	605	658

Council of Europe Development Bank
1.375%, 02/27/2025	500	519

Diageo Capital
2.000%, 04/29/2030	500	512
1.375%, 09/29/2025	300	308

Dollar General
4.125%, 04/03/2050	300	362

DR Horton
2.600%, 10/15/2025	500	535

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
eBay
2.700%, 03/11/2030	$500	$530
Expedia Group
4.625%, 08/01/2027 (A)	615	681
3.600%, 12/15/2023 (A)	565	601
General Motors
6.800%, 10/01/2027	500	642
6.125%, 10/01/2025	500	603
5.400%, 10/02/2023	500	559
General Motors Financial
5.200%, 03/20/2023	1,000	1,093
3.600%, 06/21/2030	50	55
2.750%, 06/20/2025	550	584
Home Depot
3.300%, 04/15/2040	300	339
2.700%, 04/15/2030	500	546
2.375%, 03/15/2051	300	282
1.375%, 03/15/2031	300	294
0.900%, 03/15/2028	95	94
Lowe’s
5.000%, 04/15/2040	300	395
3.000%, 10/15/2050	15	15
1.700%, 10/15/2030	20	20
1.300%, 04/15/2028	320	318
Marriott International
4.625%, 06/15/2030	300	343
3.500%, 10/15/2032	40	42
McDonald’s MTN
4.200%, 04/01/2050	500	613
3.625%, 09/01/2049	500	562
3.600%, 07/01/2030	500	573
2.125%, 03/01/2030	500	515
NIKE
2.850%, 03/27/2030	500	555
O’Reilly Automotive
1.750%, 03/15/2031	135	133
RELX Capital
3.000%, 05/22/2030	400	436
Rockefeller Foundation
2.492%, 10/01/2050	30	30
Ross Stores
0.875%, 04/15/2026	100	100
Sands China
3.800%, 01/08/2026 (A)	500	529
Starbucks
4.450%, 08/15/2049	500	628
3.500%, 11/15/2050	300	329
2.550%, 11/15/2030	500	530
2.250%, 03/12/2030	500	520
Target
2.250%, 04/15/2025	500	532

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TJX
1.600%, 05/15/2031	$250	$247
1.150%, 05/15/2028	250	248
Toyota Motor Credit MTN
3.375%, 04/01/2030	500	574
3.000%, 04/01/2025	300	328
1.800%, 02/13/2025	500	522
1.350%, 08/25/2023	300	307
1.150%, 05/26/2022	300	304
0.800%, 10/16/2025	50	50
0.350%, 10/14/2022	50	50
Trustees of the University of Pennsylvania
2.396%, 10/01/2050	180	175
Unilever Capital
1.375%, 09/14/2030	165	163
0.375%, 09/14/2023	100	101
VF
2.950%, 04/23/2030	500	547
2.800%, 04/23/2027	500	547
2.400%, 04/23/2025	500	533

		27,668

Consumer Staples — 1.6%
Altria Group
5.800%, 02/14/2039	500	648
4.450%, 05/06/2050	300	342
Anheuser-Busch InBev Worldwide
5.800%, 01/23/2059	500	725
5.450%, 01/23/2039	500	655
4.500%, 06/01/2050	500	604
4.350%, 06/01/2040	800	955
Bunge Finance
1.630%, 08/17/2025	125	128
Campbell Soup
2.375%, 04/24/2030	500	519
Clorox
1.800%, 05/15/2030	500	505
Coca-Cola
2.950%, 03/25/2025	300	328
1.650%, 06/01/2030	500	500
1.450%, 06/01/2027	500	512
Conagra Brands
4.600%, 11/01/2025	500	581
Constellation Brands
2.875%, 05/01/2030	500	537
Costco Wholesale
1.750%, 04/20/2032	500	505
1.600%, 04/20/2030	500	502
Estee Lauder
2.600%, 04/15/2030	500	541
General Mills
2.875%, 04/15/2030	500	543

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hershey
2.650%, 06/01/2050	$500	$505
Hormel Foods
1.800%, 06/11/2030	500	506
Ingredion
3.900%, 06/01/2050	200	231
Kimberly-Clark
1.050%, 09/15/2027	125	126
Kroger
3.950%, 01/15/2050	500	590
1.700%, 01/15/2031	65	64
McCormick
2.500%, 04/15/2030	500	530
Mondelez International
2.750%, 04/13/2030	500	540
2.625%, 09/04/2050	100	96
0.625%, 07/01/2022	570	572
PepsiCo
2.750%, 03/19/2030	500	546
2.250%, 03/19/2025	500	532
1.625%, 05/01/2030	500	501
1.400%, 02/25/2031	40	39
0.750%, 05/01/2023	800	810
0.400%, 10/07/2023	25	25
Philip Morris International
1.750%, 11/01/2030	350	346
1.125%, 05/01/2023	500	508
0.875%, 05/01/2026	350	348
Procter & Gamble
3.000%, 03/25/2030	500	565
Sysco
5.650%, 04/01/2025	300	356
Walgreens Boots Alliance
4.100%, 04/15/2050	500	531
Walmart
3.400%, 06/26/2023	300	322
3.050%, 07/08/2026	500	559
2.850%, 07/08/2024	500	541

		19,919

Energy — 2.1%
Boardwalk Pipelines
3.400%, 02/15/2031	85	88
BP Capital Markets America
3.796%, 09/21/2025	500	563
3.633%, 04/06/2030	300	341
3.543%, 04/06/2027	500	566
3.194%, 04/06/2025	500	545
Canadian Natural Resources
2.950%, 07/15/2030	500	520
2.050%, 07/15/2025	500	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chevron
2.978%, 05/11/2040	$500	$533
1.995%, 05/11/2027	500	524
1.554%, 05/11/2025	500	516
1.141%, 05/11/2023	500	509
Concho Resources
2.400%, 02/15/2031	190	197
Diamondback Energy
4.750%, 05/31/2025	500	565
Ecopetrol
6.875%, 04/29/2030	500	623
5.875%, 05/28/2045	500	567
Energy Transfer Operating LP
6.250%, 04/15/2049	1,000	1,180
4.750%, 01/15/2026	500	563
2.900%, 05/15/2025	500	527
Enterprise Products Operating LLC
3.700%, 01/31/2051	500	522
2.800%, 01/31/2030	500	535
Equinor
3.700%, 04/06/2050	1,000	1,145
3.625%, 04/06/2040	200	229
Exxon Mobil
4.227%, 03/19/2040	500	602
3.482%, 03/19/2030	300	340
2.992%, 03/19/2025	500	543
2.610%, 10/15/2030	300	322
1.571%, 04/15/2023	500	513
HollyFrontier
2.625%, 10/01/2023	250	257
Kinder Morgan
5.550%, 06/01/2045	500	626
3.250%, 08/01/2050	145	136
2.000%, 02/15/2031	140	136
Magellan Midstream Partners
3.250%, 06/01/2030	500	551
Marathon Petroleum
4.700%, 05/01/2025	500	571
MPLX
5.200%, 12/01/2047	300	348
4.250%, 12/01/2027	500	574
2.650%, 08/15/2030	115	118
ONEOK
7.150%, 01/15/2051	500	682
5.850%, 01/15/2026	300	358
4.500%, 03/15/2050	500	521
2.200%, 09/15/2025	300	312
Phillips 66
3.850%, 04/09/2025	500	558
2.150%, 12/15/2030	500	493
Pioneer Natural Resources
1.900%, 08/15/2030	200	195

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sabine Pass Liquefaction
4.500%, 05/15/2030 (A)	$500	$582
Shell International Finance BV
3.250%, 04/06/2050	550	589
2.750%, 04/06/2030	510	550
2.375%, 04/06/2025	500	532
0.375%, 09/15/2023	250	250
Suncor Energy
3.100%, 05/15/2025	500	543
Total Capital International
3.127%, 05/29/2050	300	307
TransCanada PipeLines
4.100%, 04/15/2030	300	348
Valero Energy
2.700%, 04/15/2023	500	521
1.200%, 03/15/2024	250	252
Williams
3.500%, 11/15/2030	500	551

		25,657

Financials — 9.0%
African Development Bank
0.750%, 04/03/2023	500	506
0.500%, 04/22/2022	1,000	1,004
Allstate
1.450%, 12/15/2030	200	197
0.750%, 12/15/2025	125	125
Ally Financial
1.450%, 10/02/2023	565	574
American Express
3.700%, 08/03/2023	500	540
3.400%, 02/22/2024	500	542
2.500%, 07/30/2024	500	531
American Financial Group
5.250%, 04/02/2030	300	374
American International Group
4.375%, 06/30/2050	200	245
3.400%, 06/30/2030	500	557
2.500%, 06/30/2025	300	320
Andina de Fomento
1.625%, 09/23/2025	500	508
Aon
2.800%, 05/15/2030	800	860
2.200%, 11/15/2022	300	310
Arch Capital Group
3.635%, 06/30/2050	35	39
Ares Capital
3.875%, 01/15/2026	300	322
Asian Development Bank
1.625%, 01/24/2023	500	514
0.625%, 04/29/2025	1,000	1,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Asian Development Bank MTN
1.875%, 07/19/2022	$1,000	$1,025
1.875%, 01/24/2030	500	529
0.500%, 02/04/2026	250	249
0.250%, 07/14/2023	45	45
Asian Infrastructure Investment Bank
0.250%, 09/29/2023	335	335
Athene Holding
6.150%, 04/03/2030	300	373
3.500%, 01/15/2031	100	105
Banco Santander
3.490%, 05/28/2030	500	554
2.746%, 05/28/2025	200	214
Bancolombia
3.000%, 01/29/2025	300	309
Bank of America
2.592%, VAR United States Secured Overnight Financing Rate+2.150%, 04/29/2031	800	838
Bank of America MTN
4.100%, 07/24/2023	500	546
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	700	847
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	700	829
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	500	537
2.831%, VAR United States Secured Overnight Financing Rate+1.880%, 10/24/2051	50	49
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	500	498
2.015%, VAR ICE LIBOR USD 3 Month+0.640%, 02/13/2026	500	521
1.922%, VAR United States Secured Overnight Financing Rate+1.370%, 10/24/2031	200	198
1.898%, VAR United States Secured Overnight Financing Rate+1.530%, 07/23/2031	200	198
1.486%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	800	818
1.319%, VAR United States Secured Overnight Financing Rate+1.150%, 06/19/2026	500	506
1.197%, VAR United States Secured Overnight Financing Rate+1.010%, 10/24/2026	200	202
0.810%, VAR United States Secured Overnight Financing Rate+0.740%, 10/24/2024	200	201

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
3.300%, 02/05/2024	$500	$542
1.850%, 05/01/2025	300	313
Bank of New York Mellon MTN
2.100%, 10/24/2024	500	530
1.650%, 01/28/2031	200	200
1.600%, 04/24/2025	300	312
Bank of Nova Scotia
3.400%, 02/11/2024	500	543
2.200%, 02/03/2025	300	316
1.950%, 02/01/2023	300	310
1.625%, 05/01/2023	300	308
Barclays
2.852%, VAR ICE LIBOR USD 3 Month+2.452%, 05/07/2026	300	319
2.645%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.900%, 06/24/2031	800	822
1.700%, 05/12/2022	200	203
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.800%, 12/10/2024	290	291
Berkshire Hathaway Finance
2.850%, 10/15/2050	265	271
2.500%, 01/15/2051	280	268
1.450%, 10/15/2030	315	313
BlackRock
1.900%, 01/28/2031	800	816
Brighthouse Financial
5.625%, 05/15/2030	300	367
4.700%, 06/22/2047	500	527
3.700%, 06/22/2027	500	551
Brookfield Finance
4.850%, 03/29/2029	200	242
3.500%, 03/30/2051	150	156
Brown & Brown
2.375%, 03/15/2031	35	36
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023	500	541
0.950%, 06/23/2023	500	507
Capital One Financial
3.800%, 01/31/2028	500	569
2.600%, 05/11/2023	300	313
Cboe Global Markets
1.625%, 12/15/2030	100	99
Charles Schwab
4.200%, 03/24/2025	500	568
Chubb INA Holdings
1.375%, 09/15/2030	625	610
CI Financial
3.200%, 12/17/2030	65	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Citigroup
8.125%, 07/15/2039	$200	$349
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	700	953
4.412%, VAR United States Secured Overnight Financing Rate+3.914%, 03/31/2031	800	950
3.106%, VAR United States Secured Overnight Financing Rate+2.750%, 04/08/2026	800	868
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	500	540
2.572%, VAR United States Secured Overnight Financing Rate+2.107%, 06/03/2031	800	832
1.678%, VAR United States Secured Overnight Financing Rate+1.667%, 05/15/2024	300	308
0.776%, VAR United States Secured Overnight Financing Rate+0.686%, 10/30/2024	150	150
Citizens Bank
2.250%, 04/28/2025	500	529
Citizens Financial Group
3.250%, 04/30/2030	500	556
CNA Financial
2.050%, 08/15/2030	65	66
Cooperatieve Rabobank
4.625%, 12/01/2023	500	555
Credit Suisse NY
2.950%, 04/09/2025	300	327
2.800%, 04/08/2022	500	515
1.000%, 05/05/2023	500	507
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate+2.581%, 11/26/2025	500	547
2.222%, VAR United States Secured Overnight Financing Rate+2.159%, 09/18/2024	250	257
Equitable Holdings
5.000%, 04/20/2048	500	642
4.350%, 04/20/2028	500	584
European Bank for Reconstruction & Development MTN
0.250%, 07/10/2023	700	700
European Investment Bank
2.250%, 03/15/2022	1,000	1,023
1.375%, 05/15/2023	500	513
0.875%, 05/17/2030	500	486
0.625%, 07/25/2025	1,000	1,006

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.375%, 12/15/2025	$200	$199
Everest Reinsurance Holdings
3.500%, 10/15/2050	100	109
Fairfax Financial Holdings
4.625%, 04/29/2030	300	334
Fidelity National Financial
2.450%, 03/15/2031	150	152
Franklin Resources
1.600%, 10/30/2030	100	98
FS KKR Capital
3.400%, 01/15/2026	200	200
Globe Life
2.150%, 08/15/2030	250	252
Goldman Sachs Group
5.150%, 05/22/2045	500	668
3.625%, 02/20/2024	500	543
3.500%, 04/01/2025	500	551
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	225	225
1.093%, VAR United States Secured Overnight Financing Rate+0.789%, 12/09/2026	400	401
0.627%, VAR United States Secured Overnight Financing Rate+0.538%, 11/17/2023	570	571
0.481%, 01/27/2023	500	500
Hanover Insurance Group
2.500%, 09/01/2030	15	16
HSBC Holdings
4.950%, 03/31/2030	500	615
3.803%, VAR ICE LIBOR USD 3 Month+1.211%, 03/11/2025	500	544
2.848%, VAR United States Secured Overnight Financing Rate+2.387%, 06/04/2031	500	527
2.099%, VAR United States Secured Overnight Financing Rate+1.929%, 06/04/2026	300	311
2.013%, VAR United States Secured Overnight Financing Rate+1.732%, 09/22/2028	200	204
1.589%, VAR United States Secured Overnight Financing Rate+1.290%, 05/24/2027	420	425
ING Groep
3.550%, 04/09/2024	500	545
Inter-American Development Bank
0.625%, 07/15/2025	1,000	1,005
0.625%, 09/16/2027	500	492
0.500%, 05/24/2023	400	403
0.250%, 11/15/2023	500	500

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intercontinental Exchange
3.000%, 06/15/2050	$200	$202
3.000%, 09/15/2060	160	161
2.650%, 09/15/2040	165	163
1.850%, 09/15/2032	165	162
0.700%, 06/15/2023	110	111
International Bank for Reconstruction & Development
2.500%, 07/29/2025	1,000	1,089
0.875%, 05/14/2030	500	486
0.750%, 11/24/2027	230	228
0.625%, 04/22/2025	1,000	1,006
0.500%, 10/28/2025	800	799
0.250%, 11/24/2023	125	125
International Finance MTN
0.750%, 08/27/2030	500	479
0.375%, 07/16/2025	145	144
Jefferies Group
5.125%, 01/20/2023	500	544
JPMorgan Chase
4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	500	600
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	800	848
3.109%, VAR United States Secured Overnight Financing Rate+2.460%, 04/22/2041	700	755
2.956%, VAR United States Secured Overnight Financing Rate+2.515%, 05/13/2031	300	321
2.525%, VAR United States Secured Overnight Financing Rate+1.510%, 11/19/2041	750	741
2.522%, VAR United States Secured Overnight Financing Rate+2.040%, 04/22/2031	800	838
2.182%, VAR United States Secured Overnight Financing Rate+1.890%, 06/01/2028	300	314
2.005%, VAR United States Secured Overnight Financing Rate+1.585%, 03/13/2026	500	521
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	750	737
1.514%, VAR United States Secured Overnight Financing Rate+1.455%, 06/01/2024	800	819
1.045%, VAR United States Secured Overnight Financing Rate+0.800%, 11/19/2026	750	751

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kemper
2.400%, 09/30/2030	$50	$51
KeyBank
1.250%, 03/10/2023	300	306
Korea Development Bank
3.375%, 03/12/2023	760	807
0.500%, 10/27/2023	200	201
Kreditanstalt fuer Wiederaufbau
2.625%, 02/28/2024	500	536
2.375%, 12/29/2022	500	521
0.625%, 01/22/2026	1,800	1,806
0.250%, 10/19/2023	750	750
Landwirtschaftliche Rentenbank
0.500%, 05/27/2025	500	501
Lloyds Banking Group
4.050%, 08/16/2023	500	543
3.900%, 03/12/2024	500	549
Manulife Financial
2.484%, 05/19/2027	300	323
Marsh & McLennan
3.875%, 03/15/2024	500	550
2.250%, 11/15/2030	500	518
MetLife
4.550%, 03/23/2030	200	245
Mitsubishi UFJ Financial Group
3.751%, 07/18/2039	500	587
3.407%, 03/07/2024	500	543
2.801%, 07/18/2024	500	536
2.193%, 02/25/2025	500	525
Mizuho Financial Group
2.226%, VAR ICE LIBOR USD 3 Month+0.830%, 05/25/2026	300	314
1.241%, VAR ICE LIBOR USD 3 Month+0.990%, 07/10/2024	500	508
Moody’s
2.550%, 08/18/2060	250	225
Morgan Stanley
0.985%, VAR United States Secured Overnight Financing Rate+0.720%, 12/10/2026	750	748
Morgan Stanley MTN
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	700	1,051
3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	800	910
2.720%, VAR United States Secured Overnight Financing Rate+1.152%, 07/22/2025	500	533
2.188%, VAR United States Secured Overnight Financing Rate+1.990%, 04/28/2026	300	315

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.794%, VAR United States Secured Overnight Financing Rate+1.034%, 02/13/2032	$375	$369
0.864%, VAR United States Secured Overnight Financing Rate+0.745%, 10/21/2025	345	346
0.560%, VAR United States Secured Overnight Financing Rate+0.466%, 11/10/2023	450	450
MUFG Union Bank
2.100%, 12/09/2022	300	309
Nasdaq
0.445%, 12/21/2022	80	80
National Australia Bank
1.875%, 12/13/2022	300	309
National Bank of Canada MTN
2.100%, 02/01/2023	300	310
Natwest Group
4.269%, VAR ICE LIBOR USD 3 Month+1.762%, 03/22/2025	500	551
3.875%, 09/12/2023	500	540
3.073%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.550%, 05/22/2028	300	324
Nomura Holdings
3.103%, 01/16/2030	500	537
2.648%, 01/16/2025	300	319
Nordic Investment Bank
0.375%, 09/11/2025	500	496
Northern Trust
1.950%, 05/01/2030	300	307
Oesterreichische Kontrollbank
1.500%, 02/12/2025	500	521
0.375%, 09/17/2025	90	89
Oesterreichische Kontrollbank MTN
2.875%, 03/13/2023	500	528
Owl Rock Capital
4.250%, 01/15/2026	100	106
PartnerRe Finance B LLC
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.815%, 10/01/2050	100	105
PNC Financial Services Group
3.500%, 01/23/2024	500	544
Progressive
3.950%, 03/26/2050	200	253
Prudential
3.125%, 04/14/2030	300	334
Prudential Financial MTN
3.000%, 03/10/2040	1,000	1,060
1.500%, 03/10/2026	300	310
Regions Financial
3.800%, 08/14/2023	500	540

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN
1.950%, 01/17/2023	$300	$310
1.600%, 04/17/2023	300	308
1.150%, 06/10/2025	500	507
0.500%, 10/26/2023	35	35
S&P Global
2.300%, 08/15/2060	95	84
1.250%, 08/15/2030	75	73
Santander Holdings USA
3.450%, 06/02/2025	500	544
Santander UK
2.100%, 01/13/2023	800	826
Sumitomo Mitsui Financial Group
2.696%, 07/16/2024	500	534
2.348%, 01/15/2025	300	317
2.130%, 07/08/2030	700	715
1.474%, 07/08/2025	500	511
SVB Financial Group
1.800%, 02/02/2031	65	64
Svensk Exportkredit MTN
0.750%, 04/06/2023	500	504
0.625%, 05/14/2025	500	502
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	500	508
Truist Bank
3.200%, 04/01/2024	500	542
1.500%, 03/10/2025	800	826
1.250%, 03/09/2023	300	306
Truist Financial MTN
3.750%, 12/06/2023	500	546
2.500%, 08/01/2024	500	533
Unum Group
4.500%, 03/15/2025	500	568
US Bancorp
2.400%, 07/30/2024	500	532
1.450%, 05/12/2025	300	310
US Bancorp MTN
1.375%, 07/22/2030	50	49
US Bank
2.050%, 01/21/2025	300	315
1.950%, 01/09/2023	300	309
W R Berkley
4.000%, 05/12/2050	30	36
Wells Fargo
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	800	834
2.188%, VAR United States Secured Overnight Financing Rate+2.000%, 04/30/2026	300	314

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR ICE LIBOR USD 3 Month+4.240%, 04/04/2051	$800	$1,098
4.478%, VAR ICE LIBOR USD 3 Month+3.770%, 04/04/2031	300	360
3.750%, 01/24/2024	500	544
2.879%, VAR ICE LIBOR USD 3 Month+1.170%, 10/30/2030	500	537
2.393%, VAR United States Secured Overnight Financing Rate+2.100%, 06/02/2028	300	316
1.654%, VAR United States Secured Overnight Financing Rate+1.600%, 06/02/2024	500	512
Westpac Banking
4.421%, 07/24/2039	200	244
3.300%, 02/26/2024	500	543
2.963%, 11/16/2040	530	539
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+1.750%, 11/15/2035	40	40
2.650%, 01/16/2030	500	550

		110,811

Health Care — 3.0%
Abbott Laboratories
1.400%, 06/30/2030	540	536
1.150%, 01/30/2028	45	45
AbbVie
4.850%, 06/15/2044	500	638
4.550%, 03/15/2035	1,000	1,231
4.250%, 11/21/2049	500	603
4.050%, 11/21/2039	1,000	1,164
Agilent Technologies
2.100%, 06/04/2030	300	308
AHS Hospital
2.780%, 07/01/2051	40	41
Amgen
3.150%, 02/21/2040	500	528
2.300%, 02/25/2031	400	416
1.900%, 02/21/2025	500	524
AstraZeneca
2.125%, 08/06/2050	140	124
1.375%, 08/06/2030	300	289
0.700%, 04/08/2026	300	295
Banner Health
2.338%, 01/01/2030	500	524
1.897%, 01/01/2031	100	101
Baylor Scott & White Holdings
1.777%, 11/15/2030	20	20
Becton Dickinson
3.794%, 05/20/2050	300	346

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.823%, 05/20/2030	$400	$432
Biogen
2.250%, 05/01/2030	200	205
Bon Secours Mercy Health
2.095%, 06/01/2031	100	103
Boston Scientific
2.650%, 06/01/2030	500	529
1.900%, 06/01/2025	300	313
Bristol Myers Squibb
4.550%, 02/20/2048	500	654
4.125%, 06/15/2039	1,300	1,607
2.900%, 07/26/2024	300	325
2.550%, 11/13/2050	230	222
2.350%, 11/13/2040	320	316
1.450%, 11/13/2030	30	29
0.750%, 11/13/2025	50	50
0.537%, 11/13/2023	335	336
Cigna
4.800%, 08/15/2038	1,000	1,271
4.500%, 02/25/2026	300	349
3.400%, 03/15/2050	500	541
3.200%, 03/15/2040	1,000	1,070
CommonSpirit Health
3.910%, 10/01/2050	75	83
2.782%, 10/01/2030	50	53
1.547%, 10/01/2025	35	36
CVS Health
4.125%, 04/01/2040	1,000	1,161
3.625%, 04/01/2027	500	565
1.875%, 02/28/2031	255	253
1.300%, 08/21/2027	400	401
Danaher
2.600%, 10/01/2050	190	186
DENTSPLY SIRONA
3.250%, 06/01/2030	500	549
Eli Lilly
3.950%, 03/15/2049	500	626
2.250%, 05/15/2050	500	465
Gilead Sciences
2.800%, 10/01/2050	200	193
2.600%, 10/01/2040	200	195
1.650%, 10/01/2030	95	94
1.200%, 10/01/2027	120	120
0.750%, 09/29/2023	235	235
Hackensack Meridian Health
2.675%, 09/01/2041	100	101
HCA
5.125%, 06/15/2039	1,000	1,243
Humana
4.500%, 04/01/2025	300	343
Integris Baptist Medical Center
3.875%, 08/15/2050	100	115

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Johnson & Johnson
2.450%, 09/01/2060	$165	$161
2.250%, 09/01/2050	250	239
2.100%, 09/01/2040	165	161
1.300%, 09/01/2030	175	172
0.950%, 09/01/2027	155	155
0.550%, 09/01/2025	125	125
McKesson
0.900%, 12/03/2025	145	145
Merck
3.900%, 03/07/2039	500	610
2.350%, 06/24/2040	500	496
1.450%, 06/24/2030	300	296
0.750%, 02/24/2026	300	300
New York and Presbyterian Hospital
2.606%, 08/01/2060	40	38
Novartis Capital
1.750%, 02/14/2025	500	522
Orlando Health Obligated Group
3.327%, 10/01/2050	25	27
PeaceHealth Obligated Group
1.375%, 11/15/2025	25	26
Perrigo Finance Unlimited
3.150%, 06/15/2030	200	211
Pfizer
4.000%, 03/15/2049	500	624
2.700%, 05/28/2050	300	304
2.625%, 04/01/2030	500	544
2.550%, 05/28/2040	300	307
1.700%, 05/28/2030	400	404
0.800%, 05/28/2025	500	505
Quest Diagnostics
2.800%, 06/30/2031	200	217
Regeneron Pharmaceuticals
1.750%, 09/15/2030	35	34
Royalty Pharma
3.550%, 09/02/2050 (A)	30	31
3.300%, 09/02/2040 (A)	30	31
2.200%, 09/02/2030 (A)	40	40
1.200%, 09/02/2025 (A)	70	70
0.750%, 09/02/2023 (A)	55	55
Smith & Nephew
2.032%, 10/14/2030	50	50
Stryker
1.950%, 06/15/2030	400	404
1.150%, 06/15/2025	500	507
Sutter Health
3.361%, 08/15/2050	55	59
2.294%, 08/15/2030	55	57
Takeda Pharmaceutical
3.375%, 07/09/2060	500	526
3.025%, 07/09/2040	500	515

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.050%, 03/31/2030	$200	$202
Texas Health Resources
2.328%, 11/15/2050	65	59
Thermo Fisher Scientific
4.133%, 03/25/2025	300	339
Trinity Health
2.632%, 12/01/2040	25	26
UnitedHealth Group
3.500%, 08/15/2039	500	568
3.125%, 05/15/2060	300	321
2.750%, 05/15/2040	800	827
1.250%, 01/15/2026	500	511
Universal Health Services
2.650%, 10/15/2030 (A)	250	254
Viatris
4.000%, 06/22/2050 (A)	500	556
3.850%, 06/22/2040 (A)	500	551
2.700%, 06/22/2030 (A)	200	210
1.650%, 06/22/2025 (A)	500	515
Zoetis
2.000%, 05/15/2030	200	203

		37,212

Industrials — 2.5%
3M
3.050%, 04/15/2030	500	560
2.650%, 04/15/2025	300	324
AerCap Ireland Capital DAC
4.875%, 01/16/2024	500	549
4.500%, 09/15/2023	650	704
Air Lease
3.375%, 07/01/2025	25	27
Air Lease MTN
2.875%, 01/15/2026	120	126
2.300%, 02/01/2025	500	517
Boeing
5.705%, 05/01/2040	800	1,013
5.040%, 05/01/2027	500	582
4.875%, 05/01/2025	500	564
4.508%, 05/01/2023	500	538
3.950%, 08/01/2059	500	499
3.625%, 02/01/2031	30	32
3.250%, 02/01/2028	50	53
2.750%, 02/01/2026	50	52
1.950%, 02/01/2024	30	31
Canadian Pacific Railway
2.050%, 03/05/2030	500	516
Carrier Global
3.577%, 04/05/2050	500	533
3.377%, 04/05/2040	500	530
2.242%, 02/15/2025	500	525

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar
2.600%, 04/09/2030	$500	$541
Caterpillar Financial Services
0.650%, 07/07/2023	600	604
Caterpillar Financial Services MTN
1.450%, 05/15/2025	500	515
0.950%, 05/13/2022	300	303
0.800%, 11/13/2025	330	331
CNH Industrial Capital
1.950%, 07/02/2023	515	530
CSX
3.800%, 04/15/2050	500	589
2.500%, 05/15/2051	290	269
Cummins
1.500%, 09/01/2030	250	245
Deere
2.750%, 04/15/2025	300	325
Emerson Electric
0.875%, 10/15/2026	165	165
Equifax
3.100%, 05/15/2030	500	546
FedEx
5.250%, 05/15/2050	300	403
3.800%, 05/15/2025	500	561
Flowserve
3.500%, 10/01/2030	70	75
GE Capital Funding
4.400%, 05/15/2030 (A)	500	578
3.450%, 05/15/2025 (A)	500	548
General Dynamics
4.250%, 04/01/2040	500	630
3.250%, 04/01/2025	300	330
General Electric
4.350%, 05/01/2050	500	576
4.250%, 05/01/2040	1,000	1,139
Honeywell International
1.950%, 06/01/2030	300	310
1.350%, 06/01/2025	500	515
JetBlue Pass-Through Trust, Ser 2020-1, Cl A
4.000%, 11/15/2032	25	27
John Deere Capital
1.450%, 01/15/2031	285	280
0.700%, 01/15/2026	400	399
John Deere Capital MTN
0.400%, 10/10/2023	290	291
Johnson Controls International
1.750%, 09/15/2030	85	85
L3Harris Technologies
3.850%, 12/15/2026	500	573
Lockheed Martin
1.850%, 06/15/2030	500	516

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Masco
2.000%, 10/01/2030	$250	$252
Norfolk Southern
3.155%, 05/15/2055	100	104
3.050%, 05/15/2050	800	838
Northrop Grumman
5.150%, 05/01/2040	500	671
Otis Worldwide
3.112%, 02/15/2040	200	210
2.056%, 04/05/2025	250	263
PACCAR Financial MTN
0.800%, 06/08/2023	500	505
Quanta Services
2.900%, 10/01/2030	250	267
Raytheon Technologies
3.125%, 07/01/2050	300	315
2.250%, 07/01/2030	300	312
Republic Services
1.750%, 02/15/2032	300	295
Roper Technologies
2.000%, 06/30/2030	500	503
Southwest Airlines
5.250%, 05/04/2025	300	344
4.750%, 05/04/2023	800	867
Stanley Black & Decker
2.750%, 11/15/2050	350	349
Union Pacific
4.300%, 03/01/2049	500	630
3.839%, 03/20/2060	500	585
2.973%, 09/16/2062 (A)	100	99
2.150%, 02/05/2027	500	530
United Airlines Pass-Through Trust, Ser 2020-1, Cl A
5.875%, 10/15/2027	300	335
United Airlines Pass-Through Trust, Ser 2020-1, Cl B
4.875%, 01/15/2026	50	51
United Parcel Service
5.300%, 04/01/2050	500	721
5.200%, 04/01/2040	300	411
Waste Management
0.750%, 11/15/2025	300	299
Xylem
2.250%, 01/30/2031	175	181

		31,011

Information Technology — 2.3%
Amdocs
2.538%, 06/15/2030	550	566
Apple
3.850%, 05/04/2043	500	605
2.650%, 05/11/2050	300	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.650%, 05/11/2030	$500	$505
1.125%, 05/11/2025	500	511
0.750%, 05/11/2023	500	506
Automatic Data Processing
3.375%, 09/15/2025	500	559
1.250%, 09/01/2030	40	39
Broadcom
4.700%, 04/15/2025	300	342
4.150%, 11/15/2030	500	566
4.110%, 09/15/2028	300	339
3.459%, 09/15/2026	500	550
Dell International
5.850%, 07/15/2025 (A)	500	594
Fiserv
4.400%, 07/01/2049	500	627
2.650%, 06/01/2030	300	318
Flex
4.875%, 05/12/2030	415	491
Global Payments
4.150%, 08/15/2049	500	589
2.900%, 05/15/2030	500	535
Hewlett Packard Enterprise
4.650%, 10/01/2024	300	340
4.450%, 10/02/2023	300	329
1.750%, 04/01/2026	50	51
1.450%, 04/01/2024	550	563
HP
2.200%, 06/17/2025	500	525
Intel
4.600%, 03/25/2040	300	385
3.400%, 03/25/2025	800	885
3.100%, 02/15/2060	500	518
International Business Machines
4.250%, 05/15/2049	500	619
4.150%, 05/15/2039	500	606
1.950%, 05/15/2030	200	203
1.700%, 05/15/2027	500	514
Intuit
0.950%, 07/15/2025	500	505
Juniper Networks
2.000%, 12/10/2030	125	121
Lam Research
2.875%, 06/15/2050	300	312
1.900%, 06/15/2030	500	510
Leidos
4.375%, 05/15/2030 (A)	300	355
Mastercard
3.650%, 06/01/2049	500	597
Micron Technology
2.497%, 04/24/2023	500	522
Microsoft
4.450%, 11/03/2045	500	676

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.100%, 02/06/2037	$500	$630
2.875%, 02/06/2024	500	536
2.675%, 06/01/2060	500	506
Motorola Solutions
2.300%, 11/15/2030	250	250
NetApp
2.700%, 06/22/2030	500	532
1.875%, 06/22/2025	500	520
NVIDIA
3.500%, 04/01/2040	300	344
2.850%, 04/01/2030	500	550
NXP BV
3.150%, 05/01/2027 (A)	300	330
2.700%, 05/01/2025 (A)	300	321
Oracle
3.600%, 04/01/2040	1,000	1,123
3.600%, 04/01/2050	800	887
2.950%, 04/01/2030	500	548
2.500%, 04/01/2025	500	535
PayPal Holdings
3.250%, 06/01/2050	300	333
1.650%, 06/01/2025	500	518
1.350%, 06/01/2023	500	510
QUALCOMM
2.150%, 05/20/2030	500	519
Texas Instruments
1.375%, 03/12/2025	500	515
Visa
2.050%, 04/15/2030	500	522
2.000%, 08/15/2050	100	89
1.100%, 02/15/2031	200	192
0.750%, 08/15/2027	95	94

		28,583

Materials — 0.6%
Air Products and Chemicals
2.700%, 05/15/2040	300	314
Dow Chemical
3.600%, 11/15/2050	500	536
2.100%, 11/15/2030	500	503
DuPont de Nemours
2.169%, 05/01/2023	800	805
Ecolab
2.125%, 08/15/2050	200	181
1.300%, 01/30/2031	160	155
EI du Pont de Nemours
1.700%, 07/15/2025	700	725
Linde
2.000%, 08/10/2050	95	83
1.100%, 08/10/2030	150	144
LYB International Finance III
4.200%, 10/15/2049	500	565

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.200%, 05/01/2050	$200	$226
3.800%, 10/01/2060	30	31
3.625%, 04/01/2051	40	42
3.375%, 10/01/2040	30	31
2.875%, 05/01/2025	200	215
2.250%, 10/01/2030	25	25
1.250%, 10/01/2025	20	20
Newmont
2.250%, 10/01/2030	400	411
Nucor
2.700%, 06/01/2030	400	431
2.000%, 06/01/2025	200	210
Nutrien
3.950%, 05/13/2050	200	234
1.900%, 05/13/2023	300	309
PPG Industries
2.550%, 06/15/2030	200	213
Reliance Steel & Aluminum
1.300%, 08/15/2025	85	86
Sherwin-Williams
3.300%, 05/15/2050	200	217
Steel Dynamics
3.250%, 10/15/2050	65	65
1.650%, 10/15/2027	40	41
Suzano Austria GmbH
3.750%, 01/15/2031	250	265
Vale Overseas
3.750%, 07/08/2030	525	576

		7,659

Real Estate — 0.8%
Alexandria Real Estate Equities
4.900%, 12/15/2030	300	376
1.875%, 02/01/2033	70	68
American Tower
3.100%, 06/15/2050	250	247
1.875%, 10/15/2030	250	247
1.300%, 09/15/2025	500	506
Boston Properties
3.250%, 01/30/2031	400	432
2.900%, 03/15/2030	500	529
Brixmor Operating Partnership
4.050%, 07/01/2030	150	170
Corporate Office Properties
2.250%, 03/15/2026	285	296
Crown Castle International
3.300%, 07/01/2030	500	548
2.250%, 01/15/2031	500	507
1.350%, 07/15/2025	500	508
CubeSmart
2.000%, 02/15/2031	65	64

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne
2.150%, 11/01/2030	$50	$48
Duke Realty
1.750%, 02/01/2031	140	139
Equinix
1.250%, 07/15/2025	500	505
1.000%, 09/15/2025	250	250
Federal Realty Investment Trust
1.250%, 02/15/2026	250	253
GLP Capital
4.000%, 01/15/2031	50	54
Healthcare Realty Trust
2.050%, 03/15/2031	65	64
Healthcare Trust of America Holdings
2.000%, 03/15/2031	110	109
Highwoods Realty
2.600%, 02/01/2031	65	66
Host Hotels & Resorts
3.500%, 09/15/2030	145	150
Kilroy Realty
2.500%, 11/15/2032	200	199
Kimco Realty
2.700%, 10/01/2030	200	211
1.900%, 03/01/2028	100	102
Life Storage
2.200%, 10/15/2030	45	45
Office Properties Income Trust
4.500%, 02/01/2025	100	107
Omega Healthcare Investors
3.375%, 02/01/2031	250	260
Piedmont Operating Partnership
3.150%, 08/15/2030	100	101
Prologis
2.250%, 04/15/2030	300	315
2.125%, 04/15/2027	300	319
Public Storage
0.875%, 02/15/2026	50	50
Realty Income
3.875%, 04/15/2025	500	564
3.250%, 01/15/2031	140	156
Retail Properties of America
4.750%, 09/15/2030	250	274
Simon Property Group
2.650%, 07/15/2030	250	260
2.200%, 02/01/2031	300	300
1.750%, 02/01/2028	300	301
Spirit Realty
3.200%, 02/15/2031	200	210
STORE Capital
2.750%, 11/18/2030	50	51
VEREIT Operating Partnership
3.400%, 01/15/2028	25	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 12/15/2032	$65	$67
2.200%, 06/15/2028	65	66
WP Carey
2.400%, 02/01/2031	150	153

		10,274

Utilities — 2.6%
AEP Texas
2.100%, 07/01/2030	300	310
AES
2.450%, 01/15/2031 (A)	150	150
1.375%, 01/15/2026 (A)	115	115
Alabama Power
1.450%, 09/15/2030	100	99
Ameren Illinois
1.550%, 11/15/2030	375	373
American Electric Power
1.000%, 11/01/2025	500	503
0.750%, 11/01/2023	145	145
American Water Capital
2.800%, 05/01/2030	300	327
Arizona Public Service
3.350%, 05/15/2050	300	333
Atmos Energy
1.500%, 01/15/2031	300	296
Avangrid
3.200%, 04/15/2025	500	546
Baltimore Gas and Electric
2.900%, 06/15/2050	700	717
Berkshire Hathaway Energy
4.050%, 04/15/2025 (A)	500	563
3.700%, 07/15/2030 (A)	500	580
2.850%, 05/15/2051 (A)	50	50
1.650%, 05/15/2031 (A)	30	30
CenterPoint Energy Houston Electric LLC
2.900%, 07/01/2050	700	738
CMS Energy
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.116%, 06/01/2050	300	340
Commonwealth Edison
3.000%, 03/01/2050	500	527
Connecticut Light and Power
0.750%, 12/01/2025	400	401
Consolidated Edison
0.650%, 12/01/2023	400	400
Consolidated Edison of New York
3.000%, 12/01/2060	525	515
Consumers Energy Co
3.500%, 08/01/2051	500	586
Dominion Energy
3.375%, 04/01/2030	500	559

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
DTE Electric
2.250%, 03/01/2030	$300	$317
DTE Energy
1.050%, 06/01/2025	350	352
0.550%, 11/01/2022	55	55
Duke Energy
2.450%, 06/01/2030	700	728
0.900%, 09/15/2025	155	155
Duke Energy Florida
1.750%, 06/15/2030	200	202
Duke Energy Indiana
2.750%, 04/01/2050	500	491
Duke Energy Progress
2.500%, 08/15/2050	500	477
Eastern Energy Gas Holdings
2.500%, 11/15/2024	300	319
Entergy
0.900%, 09/15/2025	475	474
Entergy Arkansas
2.650%, 06/15/2051	255	248
Entergy Louisiana
2.900%, 03/15/2051	100	102
1.600%, 12/15/2030	100	99
0.620%, 11/17/2023	25	25
Essential Utilities
3.351%, 04/15/2050	300	324
Evergy
2.450%, 09/15/2024	500	529
Eversource Energy
3.450%, 01/15/2050	125	138
1.650%, 08/15/2030	100	98
0.800%, 08/15/2025	60	60
Exelon Generation
3.250%, 06/01/2025	300	326
Florida Power & Light
2.850%, 04/01/2025	500	543
Georgia Power
2.100%, 07/30/2023	300	313
Kentucky Utilities
3.300%, 06/01/2050	300	322
National Fuel Gas
5.500%, 01/15/2026	500	581
National Rural Utilities Cooperative Finance
1.350%, 03/15/2031	200	195
NextEra Energy Capital Holdings
2.750%, 05/01/2025	500	538
2.750%, 11/01/2029	500	538
2.250%, 06/01/2030	800	825
NiSource
3.600%, 05/01/2030	300	340
0.950%, 08/15/2025	175	175

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power Co
2.600%, 06/01/2051	$500	$504
Oglethorpe Power
3.750%, 08/01/2050 (A)	125	131
Ohio Power
1.625%, 01/15/2031	100	101
Oncor Electric Delivery Co LLC
3.100%, 09/15/2049	500	551
Pacific Gas and Electric
4.950%, 07/01/2050	500	566
4.550%, 07/01/2030	500	570
4.500%, 07/01/2040	500	546
3.450%, 07/01/2025	1,000	1,081
3.300%, 08/01/2040	500	489
3.150%, 01/01/2026	1,000	1,071
PacifiCorp
3.300%, 03/15/2051	500	549
2.700%, 09/15/2030	300	325
Piedmont Natural Gas
3.350%, 06/01/2050	300	324
Pinnacle West Capital
1.300%, 06/15/2025	500	508
Public Service Electric and Gas MTN
2.050%, 08/01/2050	750	667
San Diego Gas & Electric
1.700%, 10/01/2030	465	461
Southern
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.733%, 01/15/2051	250	264
3.700%, 04/30/2030	1,000	1,136
Southern California Edison
4.875%, 03/01/2049	500	630
2.250%, 06/01/2030	125	128
1.200%, 02/01/2026	440	443
Southern Gas Capital
1.750%, 01/15/2031	75	74
Southwestern Public Service
3.150%, 05/01/2050	300	323
Tucson Electric Power
1.500%, 08/01/2030	90	88
Union Electric
2.625%, 03/15/2051	155	155
Virginia Electric and Power
2.450%, 12/15/2050	125	119
Washington Gas Light MTN
3.650%, 09/15/2049	40	46
WEC Energy Group
0.550%, 09/15/2023	250	251

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
0.500%, 10/15/2023	$100	$100

		31,293

Total Corporate Obligations (Cost $356,040) ($ Thousands)		358,001

MORTGAGE-BACKED SECURITIES — 28.1%

Agency Mortgage-Backed Obligations — 26.8%
FHLMC
4.500%, 05/01/2048 to 10/01/2048	9,468	10,302
4.000%, 05/01/2050	8,185	8,777
3.500%, 11/01/2045	1,081	1,167
3.000%, 07/01/2033 to 08/01/2047	10,405	11,010
2.500%, 10/01/2040	4,860	5,127
2.000%, 11/01/2050 to 01/01/2051	16,349	16,873
FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2
3.350%, 01/25/2028	1,000	1,151
FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2
3.600%, 01/25/2028	815	952
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl A2
3.505%, 03/25/2029	5,000	5,852
FHLMC Multifamily Structured Pass-Through Certificates, Ser K092, Cl A2
3.298%, 04/25/2029	315	365
FHLMC Multifamily Structured Pass-Through Certificates, Ser K722, Cl A2
2.406%, 03/25/2023	1,500	1,556
FNMA
5.000%, 12/01/2048	4,058	4,482
4.500%, 05/01/2046	4,022	4,506
4.000%, 01/01/2048 to 01/01/2049	20,032	21,551
3.500%, 08/01/2030 to 06/01/2050	42,832	45,767
3.000%, 02/01/2034 to 07/01/2050	49,686	52,491
2.500%, 08/01/2031 to 11/01/2050	49,855	52,444
2.000%, 01/01/2051 to 02/01/2051	6,700	6,912
FNMA, Ser 2019-M7, Cl A2
3.143%, 04/25/2029	1,250	1,425
GNMA
4.500%, 09/20/2046 to 01/20/2049	7,464	8,172
4.000%, 09/20/2047 to 05/20/2049	11,932	12,846
3.500%, 11/20/2041 to 07/20/2050	22,250	23,769
3.000%, 09/20/2046 to 07/20/2050	25,413	26,880

Description	Face Amount (Thousands)		Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.500%, 08/20/2050		$4,902	$5,158

			329,535

Non-Agency Mortgage-Backed Obligations — 1.3%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052		5,000	5,471
BANK, Ser 2019-BN24, Cl A2
2.707%, 11/15/2062		500	534
BBCMS Mortgage Trust, Ser 2017-C1, Cl A4
3.674%, 02/15/2050		190	216
Benchmark Mortgage Trust, Ser 2020-B18, Cl A5
1.925%, 07/15/2053		396	404
Benchmark Mortgage Trust, Ser 2020-B21, Cl A5
1.978%, 12/17/2053		1,000	1,023
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046		560	581
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl A5
3.817%, 08/15/2050		5,000	5,421
Wells Fargo Commercial Mortgage Trust, Ser 2018-C44, Cl A5
4.212%, 05/15/2051		1,500	1,754

			15,404

Total Mortgage-Backed Securities (Cost $343,483) ($ Thousands)			344,939

SOVEREIGN DEBT — 7.4%
Bundesrepublik Deutschland Bundesanleihe
5.625%, 01/04/2028	EUR	600	1,058
2.500%, 08/15/2046		500	1,027
1.750%, 02/15/2024		800	1,047
1.500%, 05/15/2024		800	1,046
-0.632%, 08/15/2026 (B)(C)		800	1,013
Canada Government International Bond
5.000%, 06/01/2037	CAD	800	983
2.000%, 11/15/2022		$200	207
1.625%, 01/22/2025		500	525
0.250%, 08/01/2022	CAD	1,150	902
Chile Government International Bond
2.450%, 01/31/2031		$500	526
Colombia Government International Bond
6.125%, 01/18/2041		500	641
3.875%, 02/15/2061		200	198
3.125%, 04/15/2031		200	207
3.000%, 01/30/2030		500	515

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Export-Import Bank of Korea
3.250%, 11/10/2025		$500	$558
1.875%, 02/12/2025		500	524
French Republic Government Bond OAT
5.750%, 10/25/2032	EUR	500	1,039
4.500%, 04/25/2041		500	1,136
2.500%, 05/25/2030		700	1,079
1.750%, 05/25/2023		1,600	2,055
1.750%, 06/25/2039 (A)		439	694
1.500%, 05/25/2050 (A)		800	1,265
1.000%, 05/25/2027		800	1,068
0.500%, 05/25/2026		800	1,030
-0.644%, 03/25/2023 (B)(C)		795	980
Indonesia Government International Bond
4.200%, 10/15/2050		$300	359
3.050%, 03/12/2051		200	201
2.850%, 02/14/2030		500	533
Israel Government International Bond
3.875%, 07/03/2050		300	356
Italy Buoni Poliennali Del Tesoro
5.000%, 08/01/2034 (A)	EUR	600	1,108
4.750%, 08/01/2023 (A)		700	958
3.850%, 09/01/2049 (A)		575	1,082
2.450%, 09/01/2033 (A)		700	1,012
1.850%, 07/01/2025 (A)		800	1,052
1.650%, 03/01/2032 (A)		800	1,068
0.300%, 08/15/2023 (A)		800	986
Italy Government International Bond
4.000%, 10/17/2049		$500	546
2.375%, 10/17/2024		500	526
Japan Bank for International Cooperation
1.250%, 01/21/2031		200	199
0.625%, 05/22/2023		500	504
0.625%, 07/15/2025		200	200
0.375%, 09/15/2023		420	420
Japan Government Five Year Bond
0.100%, 03/20/2025	JPY	189,000	1,822
Japan Government Forty Year Bond
2.200%, 03/20/2050		145,000	1,951
Japan Government Ten Year Bond
0.600%, 03/20/2024		330,000	3,223
0.100%, 09/20/2026		115,000	1,111
0.100%, 03/20/2030		289,000	2,782
0.100%, 06/20/2030		170,000	1,635
Japan Government Thirty Year Bond
2.400%, 02/20/2030		215,000	2,498
2.400%, 11/20/2031		210,000	2,502
2.300%, 03/20/2040		190,000	2,430
0.400%, 03/20/2050		180,000	1,604
0.300%, 06/20/2046		110,000	981
Japan Government Twenty Year Bond
2.200%, 03/20/2028		200,000	2,220

Description	Face Amount (Thousands)		Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
2.100%, 03/20/2027	JPY	200,000	$2,168
2.000%, 06/20/2025		315,000	3,288
0.400%, 03/20/2040		183,000	1,732
Japan Government Two Year Bond
0.100%, 06/01/2022		219,000	2,098
Mexico Government International Bond
6.050%, 01/11/2040		$500	637
5.000%, 04/27/2051		300	350
3.900%, 04/27/2025		500	560
3.771%, 05/24/2061		225	217
3.750%, 04/19/2071		200	187
3.250%, 04/16/2030		500	529
2.659%, 05/24/2031		210	209
Panama Government International Bond
4.500%, 04/01/2056		500	612
3.160%, 01/23/2030		500	544
2.252%, 09/29/2032		200	201
Peruvian Government International Bond
2.392%, 01/23/2026		500	529
Philippine Government International Bond
3.950%, 01/20/2040		500	588
2.950%, 05/05/2045		300	310
2.457%, 05/05/2030		500	533
Province of Alberta Canada
1.875%, 11/13/2024		500	525
1.300%, 07/22/2030		500	492
1.000%, 05/20/2025		1,000	1,016
Province of British Columbia Canada
1.300%, 01/29/2031		750	748
Province of Ontario Canada
3.050%, 01/29/2024		500	540
2.000%, 10/02/2029		500	527
1.750%, 01/24/2023		1,000	1,029
1.050%, 05/21/2027		500	505
0.625%, 01/21/2026		1,000	998
Province of Quebec Canada
1.500%, 02/11/2025		500	520
1.350%, 05/28/2030		500	500
0.600%, 07/23/2025		150	150
State of Israel
2.500%, 01/15/2030		150	161
United Kingdom Gilt
5.000%, 03/07/2025	GBP	700	1,160
4.750%, 12/07/2030		675	1,324
4.250%, 06/07/2032		500	977
4.250%, 12/07/2040		500	1,123
4.250%, 12/07/2046		241	589
3.500%, 07/22/2068		325	925
3.250%, 01/22/2044		600	1,234
1.625%, 10/22/2054		103	172
1.500%, 07/22/2026		700	1,039
1.250%, 07/22/2027		700	1,032

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.625%, 10/22/2050	GBP 271	$346
Uruguay Government International Bond
4.500%, 08/14/2024	$1,000	1,099
4.375%, 10/27/2027	300	351

Total Sovereign Debt (Cost $87,799) ($ Thousands)		91,566

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FFCB
0.200%, 07/13/2022	1,000	1,002
FHLB
0.500%, 04/14/2025	2,000	2,012
FHLMC
0.375%, 04/20/2023	1,000	1,005
0.375%, 05/05/2023	1,000	1,005
0.375%, 09/23/2025	925	921
0.250%, 06/26/2023	1,000	1,002
0.125%, 10/16/2023	760	759
FNMA
5.625%, 07/15/2037	2,500	3,897
0.750%, 10/08/2027	1,500	1,495
0.625%, 04/22/2025	1,000	1,010
0.500%, 06/17/2025	1,000	1,003
0.250%, 05/22/2023	1,000	1,002
0.250%, 07/10/2023	1,365	1,368
Tennessee Valley Authority
0.750%, 05/15/2025	1,000	1,011

Total U.S. Government Agency Obligations (Cost $18,523) ($ Thousands)		18,492

MUNICIPAL BONDS — 0.4%

California — 0.1%
California State, GO
2.500%, 10/01/2029	500	547
Los Angeles, Community College District, GO
1.806%, 08/01/2030	50	51
1.606%, 08/01/2028	50	51
Los Angeles, Community College District, GO Callable 08/01/2030 @ 100
2.106%, 08/01/2032	50	52
Regents of the University of California, Medical Center Pooled Revenue, Ser N, RB Callable 11/15/2049 @ 100
3.006%, 05/15/2050	500	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission Water Revenue, Ser E, RB Callable 11/01/2030 @ 100
2.825%, 11/01/2041	$100	$105
		1,340

Florida — 0.0%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	50	52
1.705%, 07/01/2027	50	52
1.258%, 07/01/2025	50	51

		155

Maryland — 0.0%
Maryland State, Health & Higher Educational Facilities Authority, RB
3.197%, 07/01/2050	35	37
Maryland State, Health & Higher Educational Facilities Authority, RB Callable 01/01/2040 @ 100
3.052%, 07/01/2040	35	37

		74

Massachusetts — 0.0%
Massachusetts State, School Building Authority, Ser C, RB Callable 05/15/2030 @ 100
2.950%, 05/15/2043	100	105

Michigan — 0.1%
Great Lakes, Water Authority, Sewage Disposal System Revenue, Ser A, RB
3.056%, 07/01/2039	500	541

New York — 0.1%
New York & New Jersey, Port Authority, RB Callable 07/15/2031 @ 100
3.175%, 07/15/2060	660	669
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	65	66

		735

Texas — 0.1%
Grand Parkway, Transportation Corp, RB Callable 04/01/2030 @ 100
3.236%, 10/01/2052	500	525

22	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Transportation Commission, GO Callable 10/01/2030 @ 100
2.472%, 10/01/2044	$1,200	$1,215

		1,740

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	120	117

Total Municipal Bonds (Cost $4,766) ($ Thousands)		4,807

ASSET-BACKED SECURITIES — 0.3%
American Express Credit Account Master Trust, Ser 2017-7, Cl A
2.350%, 05/15/2025	350	363
American Express Credit Account Master Trust, Ser 2019-3, Cl A
2.000%, 04/15/2025	175	180
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/2025	69	69
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	250	251
Ford Credit Auto Lease Trust, Ser 2020-B, Cl A3
0.620%, 08/15/2023	203	204
Ford Credit Auto Owner Trust, Ser 2020-C, Cl A3
0.410%, 07/15/2025	350	352
Ford Credit Floorplan Master Owner Trust, Ser 2020-1, Cl A1
0.700%, 09/15/2025	350	353
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl A3
0.450%, 08/21/2023	250	251
GM Financial Consumer Automobile Receivables Trust, Ser 2020-3, Cl A3
0.450%, 04/16/2025	80	80
GM Financial Consumer Automobile Receivables Trust, Ser 2020-4, Cl A3
0.380%, 08/18/2025	100	100
Honda Auto Receivables Owner Trust, Ser 2020-3, Cl A3
0.370%, 10/18/2024	250	251
Hyundai Auto Receivables Trust, Ser 2020- C, Cl A3
0.380%, 05/15/2025	94	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	$194	$195
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl C
1.120%, 01/15/2026	150	152
Toyota Auto Receivables Owner Trust, Ser 2020-C, Cl A3
0.440%, 10/15/2024	269	270
Volkswagen Auto Lease Trust, Ser 2020-A, Cl A3
0.390%, 01/22/2024	100	100
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/2025	80	80

Total Asset-Backed Securities (Cost $3,332) ($ Thousands)		3,345

Total Investments in Securities — 99.4% (Cost $1,220,855) ($ Thousands)		$1,221,473

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Core Fixed Income Fund (Concluded)

A list of open forward foreign currency contracts held by the Fund at January 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	02/02/21	USD	458	CAD	585	$(1)
Brown Brothers Harriman	02/02/21	USD	2,227	GBP	1,638	22
Brown Brothers Harriman	02/02/21	CAD	3,032	USD	2,342	(32)
Brown Brothers Harriman	02/02/21	USD	7,096	EUR	5,833	(9)
Brown Brothers Harriman	02/02/21	USD	8,254	JPY	860,114	(38)
Brown Brothers Harriman	04/06/21	GBP	7,302	USD	10,037	7
Brown Brothers Harriman	02/02/21	GBP	8,965	USD	11,972	(339)
Brown Brothers Harriman	02/02/21 - 04/06/21	EUR	44,217	USD	53,388	(364)
Brown Brothers Harriman	02/02/21	JPY	4,604,697	USD	44,263	281
Brown Brothers Harriman	04/06/21	JPY	3,578,844	USD	34,196	(15)

						$(488)

For the period ended January 31, 2021, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,228,741 ($ Thousands).

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2021, the value of these securities amounted to $21,003 ($ Thousands), representing 1.7% of the Net Assets of the Fund.

(B)	Rate is negative due to the decrease in value of the foreign currency against the U.S. Dollar.

(C)	Rate shown is the effective yield at the time of purchase.

CAD — Canadian Dollar

Cl — Class

DAC — Designated Activity Company

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

OAT — French Treasury Obligations (Obligations assimilables du Tresor)

RB — Revenue Bond

Ser — Series

USD — United States Dollar

VAR — Variable Rate

The following is a list of inputs used as of January 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	400,323	–	400,323
Corporate Obligations	–	358,001	–	358,001
Mortgage-Backed Securities	–	344,939	–	344,939
Sovereign Debt	–	91,566	–	91,566
U.S. Government Agency Obligations	–	18,492	–	18,492
Municipal Bonds	–	4,807	–	4,807
Asset-Backed Securities	–	3,345	–	3,345

Total Investments in Securities	–	1,221,473	–	1,221,473

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts *
Unrealized Appreciation	—	310	—	310
Unrealized Depreciation	—	(798)	—	(798)

Total Other Financial Instruments	—	(488)	—	(488)

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 58.3%

Communication Services — 8.2%
Altice Financing SA
7.500%, 05/15/2026 (A)	$500	$524
Altice France Holding SA
10.500%, 05/15/2027 (A)	200	224
6.000%, 02/15/2028 (A)	200	202
Altice France SA
8.125%, 02/01/2027 (A)	200	221
7.375%, 05/01/2026 (A)	588	616
5.125%, 01/15/2029 (A)	144	148
AMC Entertainment Holdings
12.000% cash/0% PIK, 06/15/2026 (A)	100	73
10.500%, 04/15/2025 (A)	100	102
AMC Networks
4.750%, 12/15/2022	100	100
4.250%, 02/15/2029	80	80
ANGI Group
3.875%, 08/15/2028 (A)	100	100
Arches Buyer
6.125%, 12/01/2028 (A)	200	205
Beasley Mezzanine Holdings
8.625%, 02/01/2026 (A)	50	50
C&W Senior Financing DAC
6.875%, 09/15/2027 (A)	200	213
Cablevision Lightpath
3.875%, 09/15/2027 (A)	500	503
Cars.com
6.375%, 11/01/2028 (A)	100	106
CCO Holdings
5.875%, 05/01/2027 (A)	450	468
5.750%, 02/15/2026 (A)	250	258
5.375%, 06/01/2029 (A)	100	108
5.125%, 05/01/2027 (A)	500	525
5.000%, 02/01/2028 (A)	138	145
4.750%, 03/01/2030 (A)	300	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.500%, 08/15/2030 (A)	$100	$105
4.500%, 05/01/2032 (A)	250	260
4.250%, 02/01/2031 (A)	500	514
Cincinnati Bell
7.000%, 07/15/2024 (A)	350	363
Cinemark
4.875%, 06/01/2023	500	481
Clear Channel Worldwide Holdings
9.250%, 02/15/2024	200	208
5.125%, 08/15/2027 (A)	351	358
Connect Finco SARL
6.750%, 10/01/2026 (A)	200	214
Consolidated Communications
6.500%, 10/01/2028 (A)	100	109
CSC Holdings
7.500%, 04/01/2028 (A)	100	111
6.500%, 02/01/2029 (A)	155	172
5.875%, 09/15/2022	300	316
5.500%, 05/15/2026 (A)	500	519
5.500%, 04/15/2027 (A)	500	527
Diamond Sports Group
6.625%, 08/15/2027 (A)	400	254
5.375%, 08/15/2026 (A)	400	323
DISH DBS
7.750%, 07/01/2026	100	109
7.375%, 07/01/2028	200	208
5.875%, 07/15/2022	200	208
5.875%, 11/15/2024	250	259
5.000%, 03/15/2023	200	206
DKT Finance ApS
9.375%, 06/17/2023 (A)	100	103
Embarq
7.995%, 06/01/2036	200	246
GCI
4.750%, 10/15/2028 (A)	100	104
Gogo Intermediate Holdings
9.875%, 05/01/2024 (A)	200	213
Gray Television
7.000%, 05/15/2027 (A)	200	219
4.750%, 10/15/2030 (A)	100	100
Level 3 Financing
4.625%, 09/15/2027 (A)	331	345
3.625%, 01/15/2029 (A)	254	253
Ligado Networks
15.500%cash/0%PIK, 11/01/2023 (A)	400	402
Live Nation Entertainment
6.500%, 05/15/2027 (A)	158	175
4.875%, 11/01/2024 (A)	138	139
4.750%, 10/15/2027 (A)	100	100
LogMeIn
5.500%, 09/01/2027 (A)	100	105

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Lumen Technologies
7.650%, 03/15/2042	$150	$186
7.500%, 04/01/2024	350	395
6.875%, 01/15/2028	100	117
6.750%, 12/01/2023	350	388
5.125%, 12/15/2026 (A)	365	388
Netflix
5.875%, 02/15/2025	30	35
5.875%, 11/15/2028	400	502
4.875%, 04/15/2028	135	159
4.875%, 06/15/2030 (A)	100	121
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	351	373
4.750%, 11/01/2028 (A)	100	103
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	400	422
Radiate Holdco
6.500%, 09/15/2028 (A)	100	105
Sable International Finance
5.750%, 09/07/2027 (A)	100	106
Scripps Escrow II
5.375%, 01/15/2031 (A)	250	252
Sinclair Television Group
5.125%, 02/15/2027 (A)	267	270
Sirius XM Radio
5.000%, 08/01/2027 (A)	500	526
4.625%, 07/15/2024 (A)	200	207
Sprint
7.875%, 09/15/2023	500	577
7.625%, 02/15/2025	200	239
7.625%, 03/01/2026	200	246
Sprint Capital
8.750%, 03/15/2032	100	153
6.875%, 11/15/2028	100	129
Sprint Communications
6.000%, 11/15/2022	500	537
TEGNA
4.625%, 03/15/2028 (A)	371	376
Telecom Italia
5.303%, 05/30/2024 (A)	305	331
Telecom Italia Capital
7.721%, 06/04/2038	200	281
7.200%, 07/18/2036	200	264
Telesat Canada
6.500%, 10/15/2027 (A)	200	212
4.875%, 06/01/2027 (A)	200	208
Terrier Media Buyer
8.875%, 12/15/2027 (A)	200	216
T-Mobile USA
6.000%, 04/15/2024	204	206
Trilogy International Partners
8.875%, 05/01/2022 (A)	100	97

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
United Airlines Holdings
5.000%, 02/01/2024	$100	$99
Univision Communications
6.625%, 06/01/2027 (A)	500	526
Urban One
8.750%, 12/15/2022 (A)	223	223
ViacomCBS
6.250%, VAR ICE LIBOR USD 3 Month+3.899%, 02/28/2057	342	384
Videotron
5.000%, 07/15/2022	135	142
Virgin Media Finance
5.000%, 07/15/2030 (A)	100	103
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	385	415
Windstream Escrow
7.750%, 08/15/2028 (A)	559	566
WMG Acquisition
3.875%, 07/15/2030 (A)	100	102
Ziggo BV
5.500%, 01/15/2027 (A)	297	311
5.125%, 02/28/2030 (A)	100	104

		25,320

Consumer Discretionary — 8.9%
1011778 BC ULC /New Red Finance Inc
4.000%, 10/15/2030 (A)	100	100
3.875%, 01/15/2028 (A)	351	356
Affinity Gaming
6.875%, 12/15/2027 (A)	100	105
American Axle & Manufacturing
6.250%, 04/01/2025	150	154
6.250%, 03/15/2026	250	256
Aramark Services
5.000%, 02/01/2028 (A)	100	104
4.750%, 06/01/2026	300	307
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	200	216
At Home Holding III
8.750%, 09/01/2025 (A)	269	295
Bed Bath & Beyond
3.749%, 08/01/2024	296	300
Boyd Gaming
8.625%, 06/01/2025 (A)	100	110
C&S Group Enterprises
5.000%, 12/15/2028 (A)	100	100
Caesars Entertainment
8.125%, 07/01/2027 (A)	200	220
6.250%, 07/01/2025 (A)	300	317
Caesars Resort Collection
5.750%, 07/01/2025 (A)	351	368
5.250%, 10/15/2025 (A)	100	100

26	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capitol Investment Merger Sub 2
10.000%, 08/01/2024 (A)	$100	$109
Carnival
11.500%, 04/01/2023 (A)	350	397
9.875%, 08/01/2027 (A)	250	287
7.625%, 03/01/2026 (A)	200	211
Carvana
5.625%, 10/01/2025 (A)	350	362
Cedar Fair
5.375%, 06/01/2024	250	250
5.250%, 07/15/2029	100	101
Chobani
4.625%, 11/15/2028 (A)	100	102
Churchill Downs
5.500%, 04/01/2027 (A)	317	331
Clarios Global
8.500%, 05/15/2027 (A)	100	106
6.250%, 05/15/2026 (A)	300	319
Dana
5.375%, 11/15/2027	153	161
Dana Financing Luxembourg Sarl
6.500%, 06/01/2026 (A)	100	104
Dave & Buster’s
7.625%, 11/01/2025 (A)	100	105
Dealer Tire
8.000%, 02/01/2028 (A)	100	106
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.750%(B)	200	219
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200	171
Ford Motor
9.625%, 04/22/2030	106	150
8.500%, 04/21/2023	100	112
7.400%, 11/01/2046	300	363
5.291%, 12/08/2046	100	105
Ford Motor Credit LLC
5.125%, 06/16/2025	268	291
5.113%, 05/03/2029	200	220
4.542%, 08/01/2026	200	214
4.250%, 09/20/2022	292	301
4.134%, 08/04/2025	200	210
3.815%, 11/02/2027	200	206
3.375%, 11/13/2025	200	204
3.350%, 11/01/2022	200	203
3.339%, 03/28/2022	292	295
3.096%, 05/04/2023	300	303
2.979%, 08/03/2022	100	101
frontdoor
6.750%, 08/15/2026 (A)	100	107

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gap
8.875%, 05/15/2027 (A)	$50	$58
Golden Nugget
6.750%, 10/15/2024 (A)	100	100
Goodyear Tire & Rubber
5.125%, 11/15/2023	200	200
Guitar Center
8.500%, 01/15/2026 (A)	100	105
Hanesbrands
4.625%, 05/15/2024 (A)	286	302
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	100	108
4.875%, 01/15/2030	135	146
3.625%, 02/15/2032 (A)	115	114
IAA
5.500%, 06/15/2027 (A)	100	105
IHO Verwaltungs GmbH
6.000%cash/0%PIK, 05/15/2027 (A)	200	212
International Game Technology
6.500%, 02/15/2025 (A)	300	332
6.250%, 01/15/2027 (A)	200	229
IRB Holding
6.750%, 02/15/2026 (A)	250	258
Jaguar Holding II
4.625%, 06/15/2025 (A)	200	210
Jaguar Land Rover Automotive
7.750%, 10/15/2025 (A)	200	217
4.500%, 10/01/2027 (A)	100	97
JB Poindexter
7.125%, 04/15/2026 (A)	100	107
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	250	256
5.000%, 12/31/2026 (A)	200	204
L Brands
6.950%, 03/01/2033	200	213
6.694%, 01/15/2027	200	224
6.625%, 10/01/2030 (A)	100	112
5.625%, 10/15/2023	100	108
LBM Acquisition
6.250%, 01/15/2029 (A)	100	101
Legends Hospitality Holding
5.000%, 02/01/2026 (A)	30	30
Life Time
8.000%, 04/15/2026 (A)	75	75
5.750%, 01/15/2026 (A)	35	35
Lithia Motors
4.625%, 12/15/2027 (A)	258	272
M/I Homes
5.625%, 08/01/2025	100	104
Macy’s
8.375%, 06/15/2025 (A)	100	111

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Macy’s Retail Holdings
4.300%, 02/15/2043	$25	$19
3.625%, 06/01/2024	250	243
2.875%, 02/15/2023	100	97
Marriott Ownership Resorts
6.125%, 09/15/2025 (A)	166	176
4.750%, 01/15/2028	200	202
Mattamy Group
5.250%, 12/15/2027 (A)	300	316
Mattel
6.750%, 12/31/2025 (A)	333	350
5.875%, 12/15/2027 (A)	135	149
MDC Holdings
6.000%, 01/15/2043	100	136
3.850%, 01/15/2030	100	109
Merlin Entertainments
5.750%, 06/15/2026 (A)	100	104
MGM Resorts International
6.000%, 03/15/2023	198	211
5.500%, 04/15/2027	100	108
4.750%, 10/15/2028	200	209
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (A)	90	90
7.875%, 10/15/2024 (A)	100	102
Murphy Oil
5.875%, 12/01/2027	452	430
3.750%, 02/15/2031 (A)	85	85
NCL
3.625%, 12/15/2024 (A)	400	354
Newell Brands
4.700%, 04/01/2026	250	277
4.350%, 04/01/2023	224	236
Nordstrom
6.950%, 03/15/2028	100	117
Park River Holdings
5.625%, 02/01/2029 (A)	130	129
Peninsula Pacific Entertainment
8.500%, 11/15/2027 (A)	165	177
PetSmart
8.875%, 06/01/2025 (A)	300	313
7.125%, 03/15/2023 (A)	250	251
PM General Purchaser
9.500%, 10/01/2028 (A)	100	110
Prime Security Services Borrower
6.250%, 01/15/2028 (A)	200	213
5.750%, 04/15/2026 (A)	100	109
3.375%, 08/31/2027 (A)	135	134
QVC
5.950%, 03/15/2043	50	52
Real Hero Merger Sub 2
6.250%, 02/01/2029 (A)	15	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Refinitiv US Holdings
8.250%, 11/15/2026 (A)	$281	$306
6.250%, 05/15/2026 (A)	446	476
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	336	364
7.500%, 10/15/2027	100	108
5.250%, 11/15/2022	500	494
3.700%, 03/15/2028	100	87
Sally Holdings
5.625%, 12/01/2025	200	206
Scientific Games International
8.625%, 07/01/2025 (A)	100	108
8.250%, 03/15/2026 (A)	200	211
Service International
3.375%, 08/15/2030	100	102
Six Flags Entertainment
4.875%, 07/31/2024 (A)	255	253
Sizzling Platter
8.500%, 11/28/2025 (A)	100	104
SRS Distribution
8.250%, 07/01/2026 (A)	100	106
Station Casinos
4.500%, 02/15/2028 (A)	100	98
Taylor Morrison Communities
6.625%, 07/15/2027 (A)	200	216
5.875%, 04/15/2023 (A)	300	318
Tempur Sealy International
5.500%, 06/15/2026	100	104
Tesla
5.300%, 08/15/2025 (A)	350	364
Toll Brothers Finance
4.875%, 03/15/2027	200	230
3.800%, 11/01/2029	100	108
Tri Pointe Homes
5.700%, 06/15/2028	100	112
Universal Entertainment
8.500%, 12/11/2024 (A)	100	107
US Foods
4.750%, 02/15/2029 (A)	40	40
Viking Cruises
13.000%, 05/15/2025 (A)	500	584
7.000%, 02/15/2029 (A)	50	50
5.875%, 09/15/2027 (A)	200	193
Viking Ocean Cruises Ship VII
5.625%, 02/15/2029 (A)	100	100
Walnut Bidco
9.125%, 08/01/2024 (A)	100	105
White Capital Buyer
6.875%, 10/15/2028 (A)	100	104
Wyndham Destinations
6.625%, 07/31/2026 (A)	200	223

28	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wynn Las Vegas
5.500%, 03/01/2025 (A)	$200	$207
5.250%, 05/15/2027 (A)	100	102
Yum! Brands
4.750%, 01/15/2030 (A)	200	215
3.625%, 03/15/2031	100	98
ZF North America Capital
4.500%, 04/29/2022 (A)	290	299

		27,504

Consumer Staples — 2.1%
Albertsons
5.875%, 02/15/2028 (A)	365	394
4.875%, 02/15/2030 (A)	200	214
Avon Products
7.000%, 03/15/2023	365	391
Central Garden & Pet
4.125%, 10/15/2030	100	105
Coty
6.500%, 04/15/2026 (A)	100	94
Edgewell Personal Care
4.700%, 05/24/2022	200	208
Energizer Holdings
4.750%, 06/15/2028 (A)	200	208
Kraft Heinz Foods
7.125%, 08/01/2039 (A)	100	141
6.875%, 01/26/2039	500	686
6.750%, 03/15/2032	250	330
5.000%, 06/04/2042	475	548
4.875%, 10/01/2049	200	224
4.375%, 06/01/2046	300	319
Lamb Weston Holdings
4.875%, 05/15/2028 (A)	100	111
Performance Food Group
5.500%, 06/01/2024 (A)	400	402
Post Holdings
5.625%, 01/15/2028 (A)	254	270
5.000%, 08/15/2026 (A)	135	139
Rite Aid
7.700%, 02/15/2027	192	192
Staples
7.500%, 04/15/2026 (A)	500	510
Stena
7.000%, 02/01/2024 (A)	100	97
TreeHouse Foods
6.000%, 02/15/2024 (A)	505	514
4.000%, 09/01/2028	100	101
United Natural Foods
6.750%, 10/15/2028 (A)	100	106

		6,304

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 11.9%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047	$250	$304
Aethon United BR
8.250%, 02/15/2026 (A)	95	97
Aker BP
5.875%, 03/31/2025 (A)	100	103
Alliance Resource Operating Partners
7.500%, 05/01/2025 (A)	100	88
Antero Midstream Partners
7.875%, 05/15/2026 (A)	300	321
5.750%, 03/01/2027 (A)	200	199
Antero Resources
5.000%, 03/01/2025	302	286
Apache
6.000%, 01/15/2037	100	111
5.100%, 09/01/2040	100	101
4.750%, 04/15/2043	200	190
4.625%, 11/15/2025	100	102
4.375%, 10/15/2028	100	100
Archrock Partners
6.875%, 04/01/2027 (A)	200	210
Ascent Resources Utica Holdings
8.250%, 12/31/2028 (A)	50	51
7.000%, 11/01/2026 (A)	350	334
Baytex Energy
8.750%, 04/01/2027 (A)	250	197
5.625%, 06/01/2024 (A)	50	42
Berry Petroleum
7.000%, 02/15/2026 (A)	100	95
Buckeye Partners
5.850%, 11/15/2043	250	249
5.600%, 10/15/2044	50	48
3.950%, 12/01/2026	54	54
Callon Petroleum
6.250%, 04/15/2023	250	186
6.125%, 10/01/2024	350	236
Calumet Specialty Products Partners
11.000%, 04/15/2025 (A)	200	198
Cenovus Energy
5.375%, 07/15/2025	200	226
4.250%, 04/15/2027	200	219
Centennial Resource Production
5.375%, 01/15/2026 (A)	100	84
Cheniere Energy Partners
5.625%, 10/01/2026	354	369
CNX Resources
7.250%, 03/14/2027 (A)	100	108
Comstock Resources
9.750%, 08/15/2026	500	532
Continental Resources
5.750%, 01/15/2031 (A)	100	108

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.900%, 06/01/2044	$100	$97
4.500%, 04/15/2023	251	258
CrownRock
5.625%, 10/15/2025 (A)	500	499
CVR Energy
5.250%, 02/15/2025 (A)	200	196
DCP Midstream Operating
5.850%, VAR ICE LIBOR USD 3 Month+3.850%, 05/21/2043 (A)	200	177
5.375%, 07/15/2025	500	535
Double Eagle III Midco 1
7.750%, 12/15/2025 (A)	200	208
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	100	107
5.750%, 01/30/2028 (A)	100	106
Energy Ventures Gom
11.000%, 02/15/2023 (A)	100	96
EnLink Midstream
5.625%, 01/15/2028 (A)	200	200
EnLink Midstream Partners
5.050%, 04/01/2045	100	80
4.850%, 07/15/2026	250	243
4.150%, 06/01/2025	100	97
EQM Midstream Partners
6.500%, 07/01/2027 (A)	100	108
6.000%, 07/01/2025 (A)	100	105
5.500%, 07/15/2028	100	104
4.750%, 07/15/2023	200	207
EQT Corp
8.500%, 02/01/2030	100	127
5.000%, 01/15/2029	100	109
3.900%, 10/01/2027	100	104
3.000%, 10/01/2022	284	288
Exterran Energy Solutions
8.125%, 05/01/2025	100	89
Genesis Energy
7.750%, 02/01/2028	250	232
6.500%, 10/01/2025	200	185
Global Partners
7.000%, 08/01/2027	100	106
Harvest Midstream I
7.500%, 09/01/2028 (A)	60	63
Hess Midstream Operations
5.625%, 02/15/2026 (A)	270	279
HighPoint Operating
8.750%, 06/15/2025	100	39
Hilcorp Energy I
6.250%, 11/01/2028 (A)	200	211
Indigo Natural Resources
5.375%, 02/01/2029 (A)	110	109
Ithaca Energy North Sea
9.375%, 07/15/2024 (A)	100	100

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Jagged Peak Energy
5.875%, 05/01/2026	$100	$104
KazMunayGas National JSC
6.375%, 10/24/2048	500	693
5.375%, 04/24/2030	500	614
Magnolia Oil & Gas Operating
6.000%, 08/01/2026 (A)	100	104
Matador Resources
5.875%, 09/15/2026	100	95
MEG Energy
5.875%, 02/01/2029 (A)	40	40
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	200	175
Nabors Industries
7.500%, 01/15/2028 (A)	138	108
Neptune Energy Bondco
6.625%, 05/15/2025 (A)	200	195
New Fortress Energy
6.750%, 09/15/2025 (A)	250	261
NGL Energy Operating
7.500%, 02/01/2026 (A)	140	141
NGL Energy Partners
7.500%, 11/01/2023	200	182
6.125%, 03/01/2025	200	158
NuStar Logistics
6.000%, 06/01/2026	100	106
5.750%, 10/01/2025	100	105
4.750%, 02/01/2022	200	204
Occidental Petroleum
8.500%, 07/15/2027	200	236
8.000%, 07/15/2025	50	57
6.600%, 03/15/2046	100	108
6.125%, 01/01/2031	250	274
5.875%, 09/01/2025	100	105
5.500%, 12/01/2025	250	261
4.705%, 10/10/2036 (C)	200	97
4.300%, 08/15/2039	200	175
4.200%, 03/15/2048	300	251
4.100%, 02/15/2047	200	166
3.500%, 06/15/2025	250	243
3.500%, 08/15/2029	200	186
3.400%, 04/15/2026	300	290
3.200%, 08/15/2026	300	281
3.000%, 02/15/2027	200	185
2.900%, 08/15/2024	100	97
Oceaneering International
4.650%, 11/15/2024	200	189
Oil & Gas Holding Co
7.500%, 10/25/2027	500	566
Ovintiv
7.375%, 11/01/2031	134	171
6.625%, 08/15/2037	100	120

30	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 08/15/2034	$100	$122
Par Petroleum
7.750%, 12/15/2025 (A)	100	97
Parkland
6.000%, 04/01/2026 (A)	200	210
Parsley Energy
5.625%, 10/15/2027 (A)	238	260
PBF Holding
6.000%, 02/15/2028	250	145
Pertamina Persero MTN
6.450%, 05/30/2044	300	405
4.300%, 05/20/2023	200	214
4.175%, 01/21/2050	300	321
Petroleos del Peru
4.750%, 06/19/2032	500	565
Petroleos Mexicanos
6.950%, 01/28/2060	500	438
6.875%, 10/16/2025	700	763
6.500%, 03/13/2027	1,250	1,288
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,000	873
Petronas Capital MTN
4.550%, 04/21/2050	1,250	1,617
3.500%, 03/18/2025	1,000	1,105
QEP Resources
5.625%, 03/01/2026	200	223
5.250%, 05/01/2023	81	85
Range Resources
9.250%, 02/01/2026	250	272
5.000%, 03/15/2023	158	158
4.875%, 05/15/2025	249	244
Rockies Express Pipeline
3.600%, 05/15/2025 (A)	100	103
Ruby Pipeline
7.750%, 04/01/2022 (A)	63	59
Seven Generations Energy
6.750%, 05/01/2023 (A)	350	353
Sinopec Group Overseas Development 2015
3.250%, 04/28/2025	1,000	1,077
Sinopec Group Overseas Development 2018
2.700%, 05/13/2030	1,000	1,034
SM Energy
10.000%, 01/15/2025 (A)	350	388
6.625%, 01/15/2027	100	89
5.625%, 06/01/2025	100	91
Southern Gas Corridor CJSC
6.875%, 03/24/2026	750	903
Southwestern Energy
7.500%, 04/01/2026	446	466
Sunoco
5.500%, 02/15/2026	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	$200	$213
5.500%, 09/15/2024 (A)	200	204
Talos Production
12.000%, 01/15/2026 (A)	200	190
Targa Resources Partners
5.875%, 04/15/2026	204	214
5.500%, 03/01/2030	100	106
5.000%, 01/15/2028	254	262
4.000%, 01/15/2032 (A)	100	99
TechnipFMC
6.500%, 02/01/2026 (A)	200	209
Transocean Pontus
6.125%, 08/01/2025 (A)	234	216
Transocean Poseidon
6.875%, 02/01/2027 (A)	200	180
Transocean Sentry
5.375%, 05/15/2023 (A)	288	264
Trinidad Petroleum Holdings
9.750%, 06/15/2026	200	229
USA Compression Partners
6.875%, 04/01/2026	500	523
Vantage Drilling International
9.250%, 11/15/2023 (A)	100	66
Vine Oil & Gas
8.750%, 04/15/2023 (A)	166	154
W&T Offshore
9.750%, 11/01/2023 (A)	100	79
Western Midstream Operating
6.500%, 02/01/2050	274	308
4.650%, 07/01/2026	100	105
4.500%, 03/01/2028	100	104
4.350%, 02/01/2025	142	147
WPX Energy
5.250%, 09/15/2024	200	222
5.250%, 10/15/2027	100	105

		36,625

Financials — 5.6%
1MDB Global Investments
4.400%, 03/09/2023	1,000	1,000
Acrisure
4.250%, 02/15/2029 (A)	55	55
Advisor Group Holdings
10.750%, 08/01/2027 (A)	100	111
Air Methods
8.000%, 05/15/2025 (A)	50	45
Allied Universal Holdco
9.750%, 07/15/2027 (A)	200	218
6.625%, 07/15/2026 (A)	200	214
AssuredPartners
5.625%, 01/15/2029 (A)	100	101

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Banco Nacional de Panama
2.500%, 08/11/2030	$200	$200
Banque Centrale de Tunisie
5.750%, 01/30/2025	200	182
CBB International Sukuk Programme SPC
6.250%, 11/14/2024	1,250	1,381
CIT Group
5.250%, 03/07/2025	149	171
5.000%, 08/15/2022	100	106
5.000%, 08/01/2023	103	113
Curo Group Holdings
8.250%, 09/01/2025 (A)	100	98
DAE Sukuk Difc
3.750%, 02/15/2026	200	212
Deutsche Bank
5.882%, VAR United States Secured Overnight Financing Rate+5.438%, 07/08/2031	100	116
4.500%, 04/01/2025	200	214
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/2028	100	103
Development Bank of Kazakhstan JSC
4.125%, 12/10/2022	700	735
Enova International
8.500%, 09/15/2025 (A)	100	97
Finance of America Funding
7.875%, 11/15/2025 (A)	100	100
FirstCash
4.625%, 09/01/2028 (A)	500	518
Freedom Mortgage
7.625%, 05/01/2026 (A)	300	318
Genworth Mortgage Holdings
6.500%, 08/15/2025 (A)	289	308
Global Aircraft Leasing
6.500% cash/0% PIK, 09/15/2024 (A)	200	179
goeasy
5.375%, 12/01/2024 (A)	500	521
GTCR AP Finance
8.000%, 05/15/2027 (A)	200	216
Gtlk Europe Capital DAC
4.800%, 02/26/2028	250	260
Hazine Mustesarligi Varlik Kiralama
5.800%, 02/21/2022	1,250	1,282
Home Point Capital
5.000%, 02/01/2026 (A)	35	35
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	286	311
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	100	97
LPL Holdings
5.750%, 09/15/2025 (A)	500	516

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Malaysia Sukuk Global
3.179%, 04/27/2026	$500	$561
MDGH - GMTN BV MTN
2.500%, 05/21/2026	500	529
MPH Acquisition Holdings
5.750%, 11/01/2028 (A)	365	362
MSCI
4.000%, 11/15/2029 (A)	270	288
3.875%, 02/15/2031 (A)	135	144
Mumtalakat Sukuk Holding
5.625%, 02/27/2024	200	214
Nationstar Mortgage Holdings
5.500%, 08/15/2028 (A)	200	207
Navient
6.750%, 06/25/2025	500	548
5.000%, 03/15/2027	500	508
4.875%, 03/15/2028	100	99
Navient MTN
6.125%, 03/25/2024	224	239
NFP
6.875%, 08/15/2028 (A)	200	210
Oman Sovereign Sukuk
4.397%, 06/01/2024	500	516
OneMain Finance
7.125%, 03/15/2026	200	234
6.125%, 03/15/2024	250	273
5.375%, 11/15/2029	100	110
Quicken Loans
3.625%, 03/01/2029 (A)	100	100
Radian Group
4.875%, 03/15/2027	117	126
Sabre GLBL
9.250%, 04/15/2025 (A)	100	119
Sharjah Sukuk Program
2.942%, 06/10/2027	500	518
SLM
4.200%, 10/29/2025	100	106
Third Pakistan International Sukuk
5.625%, 12/05/2022	500	515
TMX Finance
11.125%, 04/01/2023 (A)	100	99
UniCredit MTN
7.296%, VAR USD ICE Swap 11:00 NY 5Yr+4.914%, 04/02/2034 (A)	100	119
5.459%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.750%, 06/30/2035 (A)	400	430

		17,307

Health Care — 4.1%
AHP Health Partners
9.750%, 07/15/2026 (A)	100	109

32	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
AMN Healthcare
4.625%, 10/01/2027 (A)	$200	$208
Avantor Funding
4.625%, 07/15/2028 (A)	100	105
Bausch Health
9.000%, 12/15/2025 (A)	250	274
6.250%, 02/15/2029 (A)	250	269
5.500%, 11/01/2025 (A)	750	772
5.250%, 02/15/2031 (A)	100	103
5.000%, 02/15/2029 (A)	420	430
Bausch Health Americas
8.500%, 01/31/2027 (A)	250	277
Centene
5.375%, 06/01/2026 (A)	360	378
5.375%, 08/15/2026 (A)	200	210
4.625%, 12/15/2029	500	554
4.250%, 12/15/2027	500	529
Cheplapharm Arzneimittel GmbH
5.500%, 01/15/2028 (A)	100	103
CHS
8.625%, 01/15/2024 (A)	500	522
6.875%, 04/01/2028 (A)	500	455
6.875%, 04/15/2029 (A)	135	137
6.625%, 02/15/2025 (A)	300	316
5.000%, 2.000%, 12/31/2022, 06/30/2023 (A)(D)	500	537
4.750%, 02/15/2031 (A)	60	60
DaVita
4.625%, 06/01/2030 (A)	135	142
Elanco Animal Health
5.272%, 08/28/2023	100	108
Encompass Health
5.125%, 03/15/2023	200	201
Endo DAC
9.500%, 07/31/2027 (A)	100	114
6.000%, 06/30/2028 (A)	200	170
HCA
7.500%, 11/06/2033	200	275
5.875%, 02/15/2026	250	286
5.375%, 02/01/2025	250	281
3.500%, 09/01/2030	250	259
Hill-Rom Holdings
5.000%, 02/15/2025 (A)	100	103
LifePoint Health
5.375%, 01/15/2029 (A)	250	252
MEDNAX
6.250%, 01/15/2027 (A)	135	144
ModivCare
5.875%, 11/15/2025 (A)	100	106
Molina Healthcare
4.375%, 06/15/2028 (A)	100	105

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	$100	$107
P&L Development
7.750%, 11/15/2025 (A)	100	107
Par Pharmaceutical
7.500%, 04/01/2027 (A)	200	215
Prime Healthcare Services
7.250%, 11/01/2025 (A)	200	215
Radiology Partners
9.250%, 02/01/2028 (A)	200	219
RegionalCare Hospital Partners Holdings
9.750%, 12/01/2026 (A)	135	147
RP Escrow Issuer
5.250%, 12/15/2025 (A)	250	259
Syneos Health
3.625%, 01/15/2029 (A)	100	100
Team Health Holdings
6.375%, 02/01/2025 (A)	100	90
Tenet Healthcare
7.500%, 04/01/2025 (A)	500	540
7.000%, 08/01/2025	200	207
6.875%, 11/15/2031	100	108
6.125%, 10/01/2028 (A)	300	314
5.125%, 05/01/2025	254	257
5.125%, 11/01/2027 (A)	200	211
US Renal Care
10.625%, 07/15/2027 (A)	100	110
Varex Imaging
7.875%, 10/15/2027 (A)	100	107
Vizient
6.250%, 05/15/2027 (A)	200	213

		12,420

Industrials — 6.6%
Advanced Drainage Systems
5.000%, 09/30/2027 (A)	100	105
AECOM
5.125%, 03/15/2027	200	224
AerCap Global Aviation Trust
6.500%, VAR ICE LIBOR USD 3 Month+4.300%, 06/15/2045 (A)	200	208
Aeropuerto Internacional de Tocumen
6.000%, 11/18/2048	496	593
Ahern Rentals
7.375%, 05/15/2023 (A)	270	200
Allison Transmission
4.750%, 10/01/2027 (A)	249	260
3.750%, 01/30/2031 (A)	100	100
American Airlines
11.750%, 07/15/2025 (A)	75	87
5.000%, 06/01/2022 (A)	500	473

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Apex Tool Group
9.000%, 02/15/2023 (A)	$151	$149
APX Group
6.750%, 02/15/2027 (A)	640	682
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	200	209
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	250	263
ASGN
4.625%, 05/15/2028 (A)	100	103
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	100	101
BCD Acquisition
9.625%, 09/15/2023 (A)	547	560
Bombardier
7.875%, 04/15/2027 (A)	200	187
7.500%, 12/01/2024 (A)	200	192
6.125%, 01/15/2023 (A)	500	504
Brand Industrial Services
8.500%, 07/15/2025 (A)	100	101
Brightstar Escrow
9.750%, 10/15/2025 (A)	100	107
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/2026 (A)	35	36
China Minmetals
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%(B)	500	510
Cornerstone Building Brands
6.125%, 01/15/2029 (A)	275	287
Covanta Holding
5.875%, 07/01/2025	300	311
CP Atlas Buyer
7.000%, 12/01/2028 (A)	100	102
Delta Air Lines
7.375%, 01/15/2026	351	403
DP World Crescent
3.908%, 05/31/2023	500	528
Empire Communities
7.000%, 12/15/2025 (A)	150	158
Empresa de Transporte de Pasajeros Metro
4.700%, 05/07/2050	250	309
Flex Acquisition
7.875%, 07/15/2026 (A)	100	104
Fluor
3.500%, 12/15/2024	200	199
Fortress Transportation & Infrastructure Investors
6.750%, 03/15/2022 (A)	100	100
6.500%, 10/01/2025 (A)	100	103
FXI Holdings
12.250%, 11/15/2026 (A)	200	226

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
GFL Environmental
8.500%, 05/01/2027 (A)	$200	$222
4.000%, 08/01/2028 (A)	100	99
3.500%, 09/01/2028 (A)	100	99
GrafTech Finance
4.625%, 12/15/2028 (A)	100	101
Graham Packaging
7.125%, 08/15/2028 (A)	100	108
Griffon
5.750%, 03/01/2028	135	143
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	175	181
Hillenbrand
5.750%, 06/15/2025	200	215
Howmet Aerospace
6.875%, 05/01/2025	250	292
Icahn Enterprises
6.750%, 02/01/2024	278	284
6.375%, 12/15/2025	42	43
5.250%, 05/15/2027	375	395
4.750%, 09/15/2024	365	384
Intelligent Packaging Finco
6.000%, 09/15/2028 (A)	135	139
Interface
5.500%, 12/01/2028 (A)	200	212
JELD-WEN
4.625%, 12/15/2025 (A)	200	204
Kratos Defense & Security Solutions
6.500%, 11/30/2025 (A)	50	52
Manitowoc
9.000%, 04/01/2026 (A)	100	108
Mattamy Group
4.625%, 03/01/2030 (A)	100	104
Mauser Packaging Solutions Holding
7.250%, 04/15/2025 (A)	100	99
Meritor
4.500%, 12/15/2028 (A)	100	102
Mexico City Airport Trust
5.500%, 07/31/2047	200	201
Navistar International
6.625%, 11/01/2025 (A)	150	156
Nielsen Finance
5.625%, 10/01/2028 (A)	100	107
Nielsen Luxembourg SARL
5.000%, 02/01/2025 (A)	292	300
Pactiv
7.950%, 12/15/2025	200	227
Picasso Finance Sub
6.125%, 06/15/2025 (A)	100	107
Pitney Bowes
5.950%, 04/01/2023	100	105

34	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
RBS Global
4.875%, 12/15/2025 (A)	$100	$102
Rolls-Royce PLC
5.750%, 10/15/2027 (A)	344	368
Sensata Technologies BV
5.625%, 11/01/2024 (A)	200	222
Sensata Technologies UK Financing
6.250%, 02/15/2026 (A)	200	207
Spirit AeroSystems
7.500%, 04/15/2025 (A)	200	215
SRM Escrow Issuer
6.000%, 11/01/2028 (A)	200	210
SSL Robotics
9.750%, 12/31/2023 (A)	200	226
Standard Industries
5.000%, 02/15/2027 (A)	250	260
Summit Materials
5.250%, 01/15/2029 (A)	100	105
Tennant
5.625%, 05/01/2025	100	104
Terex
5.625%, 02/01/2025 (A)	161	165
TransDigm
7.500%, 03/15/2027	100	107
6.375%, 06/15/2026	300	310
6.250%, 03/15/2026 (A)	500	527
5.500%, 11/15/2027	100	103
4.625%, 01/15/2029 (A)	115	114
TransDigm UK Holdings
6.875%, 05/15/2026	200	211
Transnet SOC
4.000%, 07/26/2022	200	204
TriMas
4.875%, 10/15/2025 (A)	100	102
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	165	179
5.500%, 08/15/2026 (A)	200	211
Tutor Perini
6.875%, 05/01/2025 (A)	500	507
Uber Technologies
7.500%, 09/15/2027 (A)	266	292
United Rentals North America
5.500%, 05/15/2027	250	267
4.875%, 01/15/2028	350	373
Vertical US Newco
5.250%, 07/15/2027 (A)	359	377
Watco
6.500%, 06/15/2027 (A)	100	107
Weekley Homes
4.875%, 09/15/2028 (A)	100	104
Welbilt
9.500%, 02/15/2024	100	103

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WESCO Distribution
7.250%, 06/15/2028 (A)	$100	$112
Williams Scotsman International
4.625%, 08/15/2028 (A)	200	206
Wolverine Escrow
9.000%, 11/15/2026 (A)	100	95

		20,368

Information Technology — 1.9%
Austin BidCo
7.125%, 12/15/2028 (A)	100	104
Avaya
6.125%, 09/15/2028 (A)	300	319
Black Knight InfoServ
3.625%, 09/01/2028 (A)	135	137
CDK Global
5.250%, 05/15/2029 (A)	100	108
CDW
4.250%, 04/01/2028	100	104
CommScope
6.000%, 03/01/2026 (A)	500	529
CommScope Technologies
6.000%, 06/15/2025 (A)	200	204
Diebold Nixdorf
8.500%, 04/15/2024	500	510
Endurance Acquisition Merger Sub
6.000%, 02/15/2029 (A)	90	89
Hughes Satellite Systems
6.625%, 08/01/2026	127	144
Intrado
8.500%, 10/15/2025 (A)	200	197
J2 Global
4.625%, 10/15/2030 (A)	100	104
NCR
5.250%, 10/01/2030 (A)	200	209
5.000%, 10/01/2028 (A)	100	103
PTC
3.625%, 02/15/2025 (A)	100	102
Qorvo
3.375%, 04/01/2031 (A)	100	102
Rackspace Technology Global
5.375%, 12/01/2028 (A)	100	104
Rocket Software
6.500%, 02/15/2029 (A)	160	160
Seagate HDD Cayman
4.750%, 01/01/2025	100	108
4.091%, 06/01/2029 (A)	100	104
3.125%, 07/15/2029 (A)	200	194
Shift4 Payments
4.625%, 11/01/2026 (A)	100	104
SS&C Technologies
5.500%, 09/30/2027 (A)	267	283

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Switch
3.750%, 09/15/2028 (A)	$123	$126
Symantec
3.950%, 06/15/2022	200	204
Unisys
6.875%, 11/01/2027 (A)	100	111
VeriSign
4.750%, 07/15/2027	200	213
Veritas US
10.500%, 02/01/2024 (A)	500	500
Viasat
6.500%, 07/15/2028 (A)	200	216
Xerox
4.375%, 03/15/2023	100	105
Xerox Holdings
5.000%, 08/15/2025 (A)	200	210
ZoomInfo Technologies
3.875%, 02/01/2029 (A)	100	101

		5,908

Materials — 4.1%
ArcelorMittal
4.550%, 03/11/2026	281	313
Arconic
6.125%, 02/15/2028 (A)	365	391
6.000%, 05/15/2025 (A)	220	237
Atotech Alpha 3 BV
6.250%, 02/01/2025 (A)	100	101
Axalta Coating Systems
4.750%, 06/15/2027 (A)	100	105
Ball
2.875%, 08/15/2030	100	100
Berry Global
4.875%, 07/15/2026 (A)	135	144
Carpenter Technology
4.450%, 03/01/2023	200	208
CF Industries
4.950%, 06/01/2043	200	238
Chemours
7.000%, 05/15/2025	365	377
5.375%, 05/15/2027	51	55
Cleveland-Cliffs
9.875%, 10/17/2025 (A)	265	311
5.875%, 06/01/2027	100	104
CNAC HK Finbridge
5.125%, 03/14/2028	500	542
3.500%, 07/19/2022	500	507
Commercial Metals
3.875%, 02/15/2031	35	36
Constellium
6.625%, 03/01/2025 (A)	300	305
5.750%, 05/15/2024 (A)	200	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Element Solutions
3.875%, 09/01/2028 (A)	$100	$101
FMG Resources August 2006 Pty
4.500%, 09/15/2027 (A)	200	220
Freeport-McMoRan
5.450%, 03/15/2043	200	250
5.400%, 11/14/2034	100	124
5.000%, 09/01/2027	204	217
4.125%, 03/01/2028	147	155
3.875%, 03/15/2023	200	209
HB Fuller
4.250%, 10/15/2028	100	102
Hudbay Minerals
7.625%, 01/15/2025 (A)	100	104
6.125%, 04/01/2029 (A)	100	106
IAMGOLD
5.750%, 10/15/2028 (A)	100	102
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025	350	387
Ingevity
3.875%, 11/01/2028 (A)	200	201
Kraton Polymers
4.250%, 12/15/2025 (A)	100	100
Mercer International
5.125%, 02/01/2029 (A)	200	203
Methanex
5.250%, 12/15/2029	100	105
5.125%, 10/15/2027	223	232
Mineral Resources
8.125%, 05/01/2027 (A)	50	55
Nacional del Cobre de Chile
3.700%, 01/30/2050	1,000	1,062
3.150%, 01/14/2030	750	816
Nouryon Holding BV
8.000%, 10/01/2026 (A)	100	106
NOVA Chemicals
5.250%, 08/01/2023 (A)	135	135
5.250%, 06/01/2027 (A)	250	261
4.875%, 06/01/2024 (A)	200	205
Novelis
4.750%, 01/30/2030 (A)	342	360
OCI
4.625%, 10/15/2025 (A)	200	207
Olin
9.500%, 06/01/2025 (A)	70	87
5.000%, 02/01/2030	365	382
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	200	217
PQ
5.750%, 12/15/2025 (A)	100	102
Rayonier AM Products
7.625%, 01/15/2026 (A)	200	210

36	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Resolute Forest Products
4.875%, 03/01/2026 (A)	$40	$40
Sealed Air
5.500%, 09/15/2025 (A)	184	205
4.875%, 12/01/2022 (A)	200	210
SPCM
4.875%, 09/15/2025 (A)	100	103
SunCoke Energy Partners
7.500%, 06/15/2025 (A)	153	156
Taseko Mines
7.000%, 02/15/2026 (A)	75	75
TPC Group
10.500%, 08/01/2024 (A)	82	78
United States Steel
12.000%, 06/01/2025 (A)	200	232
US Concrete
5.125%, 03/01/2029 (A)	100	102
WR Grace & -Conn
4.875%, 06/15/2027 (A)	100	105

		12,706

Real Estate — 2.4%
Diversified Healthcare Trust
9.750%, 06/15/2025	378	429
4.750%, 02/15/2028	100	100
Forestar Group
8.000%, 04/15/2024 (A)	100	105
Global Net Lease
3.750%, 12/15/2027 (A)	100	102
Howard Hughes
5.375%, 08/01/2028 (A)	138	146
4.375%, 02/01/2031 (A)	40	40
4.125%, 02/01/2029 (A)	55	55
Iron Mountain
5.250%, 03/15/2028 (A)	100	105
5.250%, 07/15/2030 (A)	100	106
5.000%, 07/15/2028 (A)	50	53
4.875%, 09/15/2027 (A)	49	51
4.875%, 09/15/2029 (A)	200	208
4.500%, 02/15/2031 (A)	100	102
iStar
4.250%, 08/01/2025	522	513
Kennedy-Wilson
5.875%, 04/01/2024	338	343
5.000%, 03/01/2031	135	135
4.750%, 03/01/2029	135	135
Lamar Media
4.000%, 02/15/2030	279	286
MGM Growth Properties Operating Partnership
5.625%, 05/01/2024	100	108
3.875%, 02/15/2029 (A)	184	187

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MPT Operating Partnership
4.625%, 08/01/2029	$135	$144
3.500%, 03/15/2031	200	203
Outfront Media Capital
5.000%, 08/15/2027 (A)	153	158
4.625%, 03/15/2030 (A)	100	100
QualityTech
3.875%, 10/01/2028 (A)	377	385
Realogy Group
9.375%, 04/01/2027 (A)	575	639
SBA Communications
3.125%, 02/01/2029 (A)	255	255
Service Properties Trust
5.500%, 12/15/2027	100	107
4.500%, 06/15/2023	339	341
4.375%, 02/15/2030	100	91
3.950%, 01/15/2028	100	91
Uniti Group
7.875%, 02/15/2025 (A)	250	269
7.125%, 12/15/2024 (A)	400	411
6.500%, 02/15/2029 (A)	70	70
VICI Properties
4.250%, 12/01/2026 (A)	358	370
4.125%, 08/15/2030 (A)	163	170
3.750%, 02/15/2027 (A)	100	101
Washington Prime Group
6.450%, 08/15/2024	100	71
WeWork
7.875%, 05/01/2025 (A)	100	89
XHR
6.375%, 08/15/2025 (A)	100	104

		7,478

Utilities — 2.5%
AmeriGas Partners
5.875%, 08/20/2026	335	384
Banff Merger Sub
9.750%, 09/01/2026 (A)	500	532
Calpine
5.125%, 03/15/2028 (A)	100	103
5.000%, 02/01/2031 (A)	100	103
4.625%, 02/01/2029 (A)	100	101
4.500%, 02/15/2028 (A)	265	273
3.750%, 03/01/2031 (A)	100	97
Clearway Energy Operating
4.750%, 03/15/2028 (A)	283	305
Eskom Holdings SOC
7.125%, 02/11/2025	250	267
Eskom Holdings SOC MTN
6.350%, 08/10/2028	250	277
FirstEnergy
7.375%, 11/15/2031	100	140

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.350%, 07/15/2047	$250	$303
4.400%, 07/15/2027	200	218
3.350%, 07/15/2022	250	255
2.250%, 09/01/2030	100	95
2.050%, 03/01/2025	200	200
InterGen
7.000%, 06/30/2023 (A)	200	193
NRG Energy
7.250%, 05/15/2026	500	524
6.625%, 01/15/2027	227	238
3.625%, 02/15/2031 (A)	100	104
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
4.125%, 05/15/2027	500	549
4.000%, 06/30/2050	200	204
PG&E
5.000%, 07/01/2028	200	216
SPIC MTN
1.625%, 07/27/2025	250	251
State Grid Overseas Investment 2016 MTN
1.625%, 08/05/2030	1,000	965
Suburban Propane Partners
5.500%, 06/01/2024	135	137
Talen Energy Supply
7.625%, 06/01/2028 (A)	100	108
6.500%, 06/01/2025	300	238
Vistra Operations
5.625%, 02/15/2027 (A)	100	106
5.000%, 07/31/2027 (A)	292	308

		7,794

Total Corporate Obligations (Cost $180,017) ($ Thousands)		179,734

SOVEREIGN DEBT — 39.9%

Abu Dhabi Government International Bond
3.125%, 10/11/2027	500	557
3.125%, 09/30/2049	1,500	1,572
2.500%, 09/30/2029	1,000	1,066
0.750%, 09/02/2023	500	502
Angolan Government International Bond
9.500%, 11/12/2025	700	743
9.125%, 11/26/2049	500	485
8.000%, 11/26/2029	500	494
Argentine Republic Government International Bond
0.125% , 0.500%, 07/09/2021, 07/09/2030 (D)	1,750	670
0.125% , 1.125%, 07/09/2021, 07/09/2035 (D)	2,250	769

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
0.125% , 2.500%, 07/09/2021, 07/09/2041 (D)	$1,000	$362
Armenia Government International Bond
3.600%, 02/02/2031 (A)	200	193
Azerbaijan Government International Bond
4.750%, 03/18/2024	500	546
Bahrain Government International Bond
6.125%, 08/01/2023	1,000	1,075
6.000%, 09/19/2044	500	494
5.450%, 09/16/2032	500	507
Belarus Government International Bond
6.875%, 02/28/2023	250	260
Belarus Ministry of Finance
6.378%, 02/24/2031	500	507
Bolivian Government International Bond
4.500%, 03/20/2028	500	453
Brazilian Government International Bond
4.750%, 01/14/2050	1,000	999
4.625%, 01/13/2028	1,000	1,102
3.875%, 06/12/2030	1,500	1,543
2.875%, 06/06/2025	1,000	1,033
Cameroon Government International Bond
9.500%, 11/19/2025	250	283
Chile Government International Bond
3.860%, 06/21/2047	250	293
3.500%, 01/25/2050	750	824
3.240%, 02/06/2028	1,000	1,120
Colombia Government International Bond
5.000%, 06/15/2045	2,000	2,323
4.500%, 03/15/2029	1,000	1,139
4.000%, 02/26/2024	1,000	1,072
Costa Rica Government International Bond
7.158%, 03/12/2045	700	691
6.125%, 02/19/2031	300	301
4.250%, 01/26/2023	300	296
Croatia Government International Bond
6.000%, 01/26/2024	750	864
Dominican Republic International Bond
6.875%, 01/29/2026	1,000	1,182
6.850%, 01/27/2045	400	471
5.875%, 01/30/2060	1,000	1,047
4.875%, 09/23/2032	1,200	1,280
Ecuador Government International Bond
0.500%, 5.000%, 07/31/2021, 07/31/2030 (D)	1,200	639
0.500%, 1.000%, 07/31/2021, 07/31/2035 (D)	1,750	796
0.500%, 0.500%, 07/31/2021, 07/31/2040 (D)	500	218
Egypt Government International Bond
8.875%, 05/29/2050	750	848
8.500%, 01/31/2047	750	824

38	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
7.500%, 01/31/2027	$1,000	$1,156
5.750%, 05/29/2024	1,200	1,292
El Salvador Government International Bond
9.500%, 07/15/2052	500	521
7.650%, 06/15/2035	400	392
5.875%, 01/30/2025	700	679
Emirate of Dubai Government International Bond MTN
3.900%, 09/09/2050	200	192
Ethiopia Government International Bond
6.625%, 12/11/2024	200	188
Export-Import Bank of India MTN
3.250%, 01/15/2030	1,250	1,310
Gabon Government International Bond
6.625%, 02/06/2031	500	494
Ghana Government International Bond
7.875%, 02/11/2035	1,000	1,010
6.375%, 02/11/2027	1,200	1,242
Guatemala Government International Bond
6.125%, 06/01/2050	500	619
4.500%, 05/03/2026	500	546
Honduras Government International Bond
5.625%, 06/24/2030	350	393
Hungary Government International Bond
7.625%, 03/29/2041	250	435
5.375%, 03/25/2024	1,000	1,141
Indonesia Government International Bond
6.750%, 01/15/2044	750	1,150
4.750%, 01/08/2026	1,250	1,453
4.350%, 01/11/2048	750	887
3.850%, 10/15/2030	250	289
Iraq Government International Bond
5.800%, 01/15/2028	703	661
Ivory Coast Government International Bond
6.125%, 06/15/2033	500	550
Jamaica Government International Bond
7.875%, 07/28/2045	500	702
6.750%, 04/28/2028	500	598
Jordan Government International Bond
6.125%, 01/29/2026	500	557
5.850%, 07/07/2030	500	549
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045	750	1,181
3.875%, 10/14/2024	750	832
Kenya Government International Bond
8.000%, 05/22/2032	650	750
6.875%, 06/24/2024	500	552
Kuwait International Government Bond
3.500%, 03/20/2027	750	848

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Lebanon Government International Bond MTN
6.650%, 02/26/2030 (E)	$1,500	$188
6.100%, 10/04/2022 (E)	1,500	196
Mexico Government International Bond
6.050%, 01/11/2040	1,250	1,592
5.000%, 04/27/2051	750	875
4.500%, 04/22/2029	750	865
4.150%, 03/28/2027	500	572
Mongolia Government International Bond
5.625%, 05/01/2023	350	368
5.125%, 04/07/2026	300	320
Morocco Government International Bond
4.250%, 12/11/2022	500	526
4.000%, 12/15/2050	350	357
3.000%, 12/15/2032	350	353
Mozambique Government International Bond
5.000% , 9.000%, 09/15/2023, 09/15/2031 (D)	200	180
Nigeria Government International Bond
7.875%, 02/16/2032	750	820
7.625%, 11/28/2047	500	520
6.500%, 11/28/2027	850	917
Oman Government International Bond
6.750%, 01/17/2048	750	739
6.000%, 08/01/2029	750	787
4.750%, 06/15/2026	2,000	2,040
Pakistan Government International Bond
6.875%, 12/05/2027	400	428
Panama Government International Bond
4.500%, 04/16/2050	500	614
4.500%, 04/01/2056	1,000	1,223
4.000%, 09/22/2024	750	826
3.875%, 03/17/2028	1,000	1,130
Paraguay Government International Bond
5.400%, 03/30/2050	700	869
4.950%, 04/28/2031	700	837
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025	500	564
4.150%, 03/29/2027	250	285
3.800%, 06/23/2050	200	216
Peruvian Government International Bond
5.625%, 11/18/2050	250	381
2.783%, 01/23/2031	1,000	1,075
2.780%, 12/01/2060	1,250	1,209
2.392%, 01/23/2026	1,000	1,057
Philippine Government International Bond
3.750%, 01/14/2029	2,500	2,893
3.700%, 02/02/2042	750	855
3.000%, 02/01/2028	250	276
2.650%, 12/10/2045	500	495

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Enhanced Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Poland Government International Bond
5.000%, 03/23/2022	$1,000	$1,054
3.000%, 03/17/2023	500	528
Qatar Government International Bond
5.103%, 04/23/2048	2,000	2,757
4.000%, 03/14/2029	1,000	1,174
3.875%, 04/23/2023	1,000	1,072
3.400%, 04/16/2025	500	550
Romanian Government International Bond
6.750%, 02/07/2022	750	795
4.000%, 02/14/2051	750	798
3.000%, 02/14/2031	500	530
Russian Foreign Bond - Eurobond
5.250%, 06/23/2047	1,000	1,340
4.875%, 09/16/2023	1,000	1,099
4.500%, 04/04/2022	1,000	1,040
4.375%, 03/21/2029	1,400	1,614
Saudi Government International Bond
5.250%, 01/16/2050	200	263
4.500%, 10/26/2046	1,250	1,471
4.500%, 04/22/2060	500	601
3.250%, 10/26/2026	1,000	1,097
3.250%, 10/22/2030	1,250	1,361
2.875%, 03/04/2023	1,000	1,044
Senegal Government International Bond
6.750%, 03/13/2048	250	267
6.250%, 05/23/2033	250	274
Serbia Government International Bond
2.125%, 12/01/2030	200	194
South Africa Government International Bond
5.875%, 09/16/2025	1,250	1,410
5.750%, 09/30/2049	1,000	964
4.850%, 09/30/2029	750	776
Sri Lanka Government International Bond
7.550%, 03/28/2030	1,000	600
6.850%, 11/03/2025	1,000	618
5.750%, 04/18/2023	700	458
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026	400	434
Turkey Government International Bond
7.625%, 04/26/2029	1,750	2,017
6.350%, 08/10/2024	1,750	1,879
4.875%, 04/16/2043	1,250	1,058
4.750%, 01/26/2026	200	203
Ukraine Government International Bond
7.750%, 09/01/2023	1,450	1,578
7.750%, 09/01/2026	1,000	1,122
7.375%, 09/25/2032	700	751
7.253%, 03/15/2033	500	531

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Uruguay Government International Bond
5.100%, 06/18/2050	$1,700	$2,285
4.375%, 01/23/2031	1,250	1,503
Uzbekistan Government International Bond MTN
3.700%, 11/25/2030	250	258
Vietnam Government International Bond
4.800%, 11/19/2024	250	281
Zambia Government International Bond
8.970%, 07/30/2027	700	364

Total Sovereign Debt (Cost $122,949) ($ Thousands)		123,073

Total Investments in Securities — 98.2% (Cost $302,966) ($ Thousands)		$302,807

Percentages are based on Net Assets of $308,288 ($Thousands).

(A)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2021, the value of these securities amounted to $94,186 ($ Thousands), representing 30.6% of the Net Assets of the Fund.

(B) Perpetual security with no stated maturity date.
(C) Rate shown is the effective yield at the time of purchase.
(D) Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(E) Security is in default on interest payment.

CJSC — Closed Joint-Stock Company
DAC — Designated Activity Company
ICE — Intercontinental Exchange
JSC — Joint-Stock Company
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
LLLP — Limited Liability Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
USD — United States Dollar
VAR — Variable Rate
As of January 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

40	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

January 31, 2021

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund		Tactical Offensive Enhanced Fixed Income Fund
Assets:
Investments, at value†	$2,208,445		$1,221,473		$302,807
Affiliated Investments, at value††	13,424		—		—
Cash	165,771		11,003		2,707
Foreign currency, at value †††	525		34		—
Cash pledged as collateral for futures contracts	12,078		—		—
Receivable for fund shares sold	1,749		694		328
Dividends and interest receivable	1,674		5,773		4,060
Receivable for investment securities sold	41		43,075		4,413
Foreign tax reclaim receivable	41		—		—
Unrealized gain on forward foreign currency contracts	—		310		—
Unrealized gain on foreign spot currency contracts	—		12		—
Prepaid expenses	33		24		—
Total Assets	2,403,781		1,282,398		314,315
Liabilities:
Payable for variation margin	3,992		—		—
Payable for fund shares redeemed	973		1,114		86
Shareholder servicing fees payable	529		284		38
Administration fees payable	420		2		—
Investment advisory fees payable	92		55		39
Trustees fees payable	6		3		—
Chief Compliance Officer fees payable	3		2		—
Payable for investment securities purchased	—		51,273		5,853
Unrealized loss on forward foreign currency contracts	—		798		—
Unrealized loss on foreign spot currency contracts	—		9		—
Accrued expense payable	65		117		11
Total Liabilities	6,080		53,657		6,027
Net Assets	$2,397,701		$1,228,741		$308,288
† Cost of investments	$1,914,311		$1,220,855		$302,966
†† Cost of affiliated investments	13,424		—		—
††† Cost of foreign currency	525		34		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$2,066,850		$1,244,684		$307,777
Total distributable earnings (accumulated losses)	330,851		(15,943)		511
Net Assets	$2,397,701		$1,228,741		$308,288
Net Asset Value, Offering and Redemption Price Per Share	$20.20		$9.79		$10.02
	($2,397,701,361 ÷		($1,228,741,390 ÷		($308,287,815 ÷
	118,701,440 shares	)	125,572,802 shares	)	30,777,615 shares	)
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	41

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six-month period ended January 31, 2021

	Tactical Offensive Equity Fund	Tactical Offensive Core Fixed Income Fund	Tactical Offensive Enhanced Fixed Income Fund‡
Investment income:
Dividends	$16,936	$—	$—
Interest income	5	6,205	673
Less: foreign taxes withheld	(205)	—	(11)
Total investment income	16,736	6,205	662
Expenses:
Shareholder servicing fees	2,777	1,809	38
Investment advisory fees	2,222	1,086	46
Administration fees	2,221	1,447	30
Trustee fees	21	13	—
Chief Compliance Officer fees	6	4	—
Custodian/wire agent fees	114	35	1
Professional fees	57	37	1
Printing fees	35	23	—
Registration fees	17	11	1
Other expenses	60	82	7
Total expenses	7,530	4,547	124
Less:
Waiver of investment advisory fees	(1,734)	(689)	(6)
Waiver of administration fees	(228)	(1,355)	(30)
Net expenses	5,568	2,503	88
Net investment income	11,168	3,702	574
Net realized gain/(loss) on:
Investments	11,185	(1,911)	96
Futures contracts	36,467	—	—
Forward foreign currency contracts	—	(4,167)	—
Foreign currency transactions	44	1,197	—
Net change in unrealized appreciation/(depreciation) on:
Investments	271,258	(17,449)	(159)
Futures contracts	9,212	—	—
Forward foreign currency contracts	—	2,169	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	11	55	—
Net increase/(decrease) in net assets resulting from operations	$339,345	$(16,404)	$511
‡ Commenced operations on January 12, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

42	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six-month period ended January 31, 2021 (Unaudited) and the year ended July 31, 2020

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund
	2021	2020†	2021	2020^
Operations:
Net investment income	$11,168	$22,587	$3,702	$28,422
Net realized gain/(loss) from investments and futures contracts	47,652	(132,415)	(1,911)	(34,334)
Net realized gain/(loss) on forward foreign currency contracts and foreign currency transactions	44	(1,834)	(2,970)	2,800
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	280,470	(30,996)	(17,449)	(26,973)
Net change on accrued foreign capital gains tax on appreciated securities	—	76	—	—
Net change in unrealized appreciation/(depreciation) on forward foreign currency contracts, foreign currency and translation of other assets and liabilities denominated in foreign currency	11	—	2,224	(3,258)
Net increase/(decrease) in net assets resulting from operations	339,345	(142,582)	(16,404)	(33,343)
Distributions:	(10,009)	(37,495)	(6,071)	(34,147)
Total distributions	(10,009)	(37,495)	(6,071)	(34,147)
Capital share transactions:(1)
Proceeds from shares issued	1,845,584	753,829	171,077	1,595,207
Reinvestment of dividends & distributions	9,978	34,275	6,049	24,837
Cost of shares redeemed	(395,453)	(2,559,406)	(408,215)	(1,627,808)
Net increase/(decrease) in net assets derived from capital share transactions	1,460,109	(1,771,302)	(231,089)	(7,764)
Net increase/(decrease) in net assets	1,789,445	(1,951,379)	(253,564)	(75,254)
Net assets:
Beginning of period	608,256	2,559,635	1,482,305	1,557,559
End of period	$2,397,701	$608,256	$1,228,741	$1,482,305

† For the period March 10, 2020 through June 3, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

^ For the period March 19, 2020 through June 16, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(1) See Note 6 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	43

STATEMENT OF CHANGES IN NET ASSETS ($ Thousands)

For the period ended January 31, 2021 (Unaudited)

Tactical Offensive Enhanced Fixed Income Fund
2021‡
Operations:
Net investment income	$574
Net realized gain from investments	96
Net change in unrealized appreciation/(depreciation) on investments	(159)
Net increase in net assets resulting from operations	511
Capital share transactions:(1)
Proceeds from shares issued	311,117
Cost of shares redeemed	(3,340)
Net increase in net assets derived from capital share transactions	307,777
Net increase in net assets	308,288
Net assets:
Beginning of period	—
End of period	$308,288

‡ Commenced operations on January 12, 2021.

(1) See Note 6 in the Notes to Financial Statements for additional information.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

44	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

FINANCIAL HIGHLIGHTS

For the six-month period ended January 31, 2021 (Unaudited) and years ended July 31,

For a share outstanding throughout the years or period

	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gains/(losses) on securities(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of period	Total Return†	Net assets, end of period ($ Thousands)	Ratio of net expenses to average net assets	Ratio of expenses to average net assets (excluding fees paid indirectly and including waivers)	Ratio of expenses to average net assets (excluding fees paid indirectly and waivers)	Ratio of net investment income to average net assets	Portfolio turnover†
Tactical Offensive Equity Fund
2021 @	$17.24	$0.10	$2.94	$3.04	$(0.08)	$–	$(0.08)	$20.20	17.64%	$2,397,701	0.50%	0.50%	0.68%	1.00%	12%
2020(2)	15.64	0.22	1.61 ^	1.83	(0.22)	(0.01)	(0.23)	17.24	11.82	608,256	0.50	0.50	0.71	1.35	37
2019(3)	17.35	0.26	0.11 ^	0.37	(0.25)	(1.83)	(2.08)	15.64	4.12	2,559,635	0.50	0.50	0.69	1.58	148
2018	15.74	0.27	1.72	1.99	(0.26)	(0.12)	(0.38)	17.35	12.77	2,612,459	0.50	0.50	0.68	1.64	7
2017	13.59	0.24	2.04	2.28	(0.13)	–	(0.13)	15.74	16.87	2,268,322	0.50	0.50	0.69	1.68	8
2016	13.93	0.20	(0.28)	(0.08)	(0.15)	(0.11)	(0.26)	13.59	(0.42)	1,848,988	0.50	0.50	0.71	1.53	319
Tactical Offensive Core Fixed Income Fund
2021 @	$9.93	$0.03	$(0.13)	$(0.10)	$(0.04)	$–	$(0.04)	$9.79	(1.11)%‡	$1,228,741	0.35%	0.35%	0.63%	0.51%	39%
2020(4)	10.34	0.24	(0.42)	(0.18)	(0.23)	–	(0.23)	9.93	(1.79)	1,482,305	0.38	0.38	0.66	2.34	222
2019	9.99	0.30	0.48	0.78	(0.43)	–	(0.43)	10.34	8.03	1,557,559	0.38	0.38	0.66	2.95	61
2018	10.35	0.27	(0.34)	(0.07)	(0.29)	–	(0.29)	9.99	(0.71)	809,136	0.38	0.38	0.65	2.63	47
2017	10.59	0.26	(0.21)	0.05	(0.29)	–	(0.29)	10.35	0.51	1,323,854	0.38	0.38	0.66	2.52	48
2016	10.19	0.25	0.36	0.61	(0.21)	–	(0.21)	10.59	6.05	1,143,375	0.38	0.38	0.66	2.45	101
Tactical Offensive Enhanced Fixed Income Fund
2021 @(5)	$10.00	$0.02	$–	$0.02	$–	$–	$–	$10.02	0.20%	$308,288	0.58%	0.58%	0.78%	3.59%	8%

@ For the six-month period ended January 31, 2021. All ratios for the period have been annualized.

(1) Per share net investment income and net realized and unrealized gains/(losses) on securities calculated using average shares.

(2) For the period March 10, 2020 through June 3, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(3) For the period December 18, 2018 through March 24, 2019, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(4) For the period March 19, 2020 through June 16, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

(5) Commenced operations on January 12, 2021.

† Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

^ The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

‡ Total return does not include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes.

Amounts designated as “—” are $ 0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	45

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2021

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Tactical Offensive Equity, Tactical Offensive Core Fixed Income and Tactical Offensive Enhanced Fixed Income (commenced operations (each a “Fund,” collectively, the “Funds”) each of which are diversified Funds. The Tactical Offensive Enhanced Fixed Income Fund commenced operations on January 12, 2021. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of each Fund’s investment objective and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Tactical Offensive Equity Fund, the Tactical Offensive Core Fixed Income Fund, the Tactical Offensive Enhanced Fixed Income Fund and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the Funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Tactical Offensive Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange traded funds (“ETF”s) that are designed to track the performance of the broad equity market. When the Tactical Offensive Core Fixed Income and Tactical Offensive Enhanced Fixed Income Funds are not active components of the Adviser Managed Strategy, the Funds may invest up to 100% of their remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Funds’ investment goals.

The Funds could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Funds. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund when the Fund is not an active component of the Adviser Managed Strategy.

During the periods March 10, 2020 through June 3, 2020, and December 18, 2018 through March 24, 2019, the Tactical Offensive Equity Fund was not an active component of the Adviser Managed Strategy.

During the period March 19, 2020 through June 16, 2020, the Tactical Offensive Core Fixed Income Fund was not an active component of the Adviser Managed Strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (NASDAQ) or as

46	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Pricing Policies and Procedures (“Fair Value Procedures”), as described below.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options and warrants are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which the Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Pricing Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with the Fair Value Procedures established by the Board. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been delisted from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund, or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy.

48	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended January 31, 2021, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended January 31, 2021, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of January 31, 2021.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of January 31, 2021.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, a Fund may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. A Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of January 31, 2021, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of January 31, 2021, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option/swaption contracts to enhance its returns. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of January 31, 2021.

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a

50	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of January 31, 2021.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, a Fund may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of January 31, 2021, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of January 31, 2021.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually for the Tactical Offensive Equity Fund and declared and paid quarterly for the Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. The Funds did not hold any illiquid securities as of January 31, 2021.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. CREDIT DERIVATIVES

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

52	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

There were no outstanding credit default swaps as of January 31, 2021.

4. DERIVATIVE TRANSACTIONS

A Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk

to the Funds. Variation margin, or changes in market

value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

The following is a summary of the variation margin of exchange-traded or centrally cleared financial derivative instruments as of January 31, 2021 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
	Variation Margin Asset		Variation Margin Liability
	Futures	Total	Futures	Total
Tactical Offensive Equity Fund	$—	$—	$3,992	$3,992
Total Exchange-Traded or Centrally Cleared	$—	$—	$3,992	$3,992

The Tactical Offensive Equity Fund had cash with an aggregate market value of $12,078 ($ Thousands) pledged as collateral for exchange-traded and centrally cleared derivative instruments as of January 31, 2021.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged as of January 31, 2021 ($ Thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Tactical Offensive Core Fixed Income Fund	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures(1)
Brown Brothers Harriman	$310	$310	$798	$798	$(488)	$—	$(488)
Total Over the Counter	$310	$310	$798	$798

(1) Net Exposures represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure to OTC financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

Securities with an aggregate market value of $0 have been pledged and $0 have been received as collateral for financial derivative instruments as governed by ISDA Master Agreements as of January 31, 2021.

5. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of each Fund.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

54	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for each Fund until November 30, 2021, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for each Fund:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation	Voluntary Expense Limitation

Tactical Offensive Equity Fund	0.20%	0.25%	0.75%	0.50%
Tactical Offensive Core Fixed Income Fund	0.15	0.25	0.70	0.33(1)
Tactical Offensive Enhanced Fixed Income Fund	0.30	0.25	0.90	0.58

(1) Prior to September 25, 2020, the voluntary expense limitation was 0.38%.

The following is a summary of annual fees payable to the Administrator:

			Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Tactical Offensive Equity Fund	0.200%	0.1650%	0.120%

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Tactical Offensive Core Fixed Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Tactical Offensive Enhanced Fixed
Income Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

As of January 31, 2021, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds:

Investment Sub-Adviser

Tactical Offensive Equity Fund

SSgA Funds Management, Inc.

Tactical Offensive Core Fixed Income Fund

SSgA Funds Management, Inc.

Tactical Offensive Enhanced Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the period ended January 31, 2021.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of each Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on each Fund’s expense ratio, as a percentage of each Fund’s average daily net assets for the period ended January 31, 2021, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the adviser or sub-adviser is passively seeking to replicate in accordance with the Fund’s investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the period ended January 31, 2021, the Trust had not participated in the Program.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the six-month period ended January 31, 2021 (Unaudited) and the year ended July 31, 2020 for the Funds were as follows (Thousands):

	Tactical Offensive Equity Fund		Tactical Offensive Core Fixed Income Fund		Tactical Offensive Enhanced Fixed Income Fund
	2021	2020†	2021	2020^	2021‡
Shares Issued	103,410	45,819	17,366	161,611	31,112
Shares Issued in Lieu of Dividends and Distributions	493	2,053	614	2,381	—
Shares Redeemed	(20,485)	(176,261)	(41,644)	(165,327)	(334)
Increase/(Decrease) in capital share transactions	83,418	(128,389)	(23,664)	(1,335)	30,778

† For the period March 10, 2020 through June 3, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

^ For the period March 19, 2020 through June 16, 2020, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).

‡ Commenced operations on January 12, 2021.

56	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

7. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the period ended January 31, 2021, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
Purchases	$—	$1,575,846	$1,575,846
Sales	—	221,623	221,623
Tactical Offensive Core Fixed Income Fund
Purchases	476,986	78,459	555,445
Sales	617,380	159,815	777,195
Tactical Offensive Enhanced Fixed Income Fund†
Purchases	7,977	315,232	323,209
Sales	8,004	16,581	24,585

† Commenced operations on January 12, 2021.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translation, reclassification of long term capital gain distribution on REITs, investments in publicly traded partnerships, write off of capital losses, investments in PFICs, paydown gain/loss on mortgage and asset-backed securities, and distribution reclassification. The permanent differences that are credited or charged to paid-in capital and distributable earnings (accumulated loss) as of July 31, 2020 are primarily related to distribution in excess of net investment income.

	Distributable Earnings (Accumulated Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
Tactical Offensive Equity Fund	$114,539	$(114,539)
Tactical Offensive Core Fixed
Income Fund	59,860	(59,860)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Distributions ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund
	2020	$36,673	$822	$—	$37,495
	2019	42,874	282,239	—	325,113
Tactical Offensive Core Fixed Income Fund
	2020	34,147	—	—	34,147
	2019	43,706	—	—	43,706

As of July 31, 2020, the components of Distributable Earnings on a tax basis were as follows:

	Capital Loss Carryforwards ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings ($ Thousands)
Tactical Offensive Equity Fund	$(20,758)	$—	$22,531	$(258)	$1,515
Tactical Offensive Core Fixed Income Fund	(8,205)	(540)	17,979	(2,702)	6,532

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

During the year ended July 31, 2020, the Tactical Offensive Core Fixed Income Fund utilized capital loss carryforwards to offset capital gains of $23,543 ($ Thousands).

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total ($ Thousands)
Tactical Offensive Equity Fund	$ 20,758	$ —	$ 20,758
Tactical Offensive Core Fixed Income Fund	—	8,205	8,205

For Federal income tax purposes, the cost of securities owned at July 31, 2020, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, partnership basis adjustments, mark-to-market of futures and forwards contracts, corporate actions, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at January 31, 2021, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Tactical Offensive Equity Fund	$1,927,735	$313,351	$(19,217)	$294,134
Tactical Offensive Core Fixed Income Fund	1,220,855	10,678	(10,060)	618
Tactical Offensive Enhanced Fixed Income Fund	302,966	1,444	(1,603)	(159)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2020, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

9. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in a Fund through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of the Funds’ shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of the Funds and are expected to result in increased portfolio turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. Accordingly, if notified of an upcoming redemption request, the Funds may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and the Funds will not be invested pursuant to its investment strategy during such time. When the Funds are required to rapidly liquidate a substantial portion of their portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, the Funds may be forced to sell securities at below current market values or the Funds’ selling activity may drive down the market value of securities being sold. The Funds may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, the Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When the Funds receive a large purchase order as a result of the Adviser Managed Strategy, the Funds may be required to rapidly purchase portfolio securities. This may cause the Funds to incur higher than normal transaction costs or may require the Funds to purchase portfolio securities at above current market values.

58	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

Further, the Funds’ purchasing activity may drive up the market value of securities being purchased or the Funds may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When the Funds are not an active component of the Adviser Managed Strategy, the Fund’s investments may not be consistent with the Fund’s investment goal, and the Funds may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of the Funds’ assets among Indexes and for direct management will not anticipate market trends successfully.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Below Investment Grade Securities (Junk Bonds) Risk

— The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in fixed income securities rated below investment grade (also known as high yield securities or junk bonds) that involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Corporate Fixed Income Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in corporate fixed income securities which respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Funds’ investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Derivatives Risk — The Funds’ use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Funds’ use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Funds’ initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Funds’ use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	59

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

January 31, 2021

and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may be subject to the risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/ or interest when it becomes due because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Interest Rate Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may be subject to the risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk — The risk that the Tactical Offensive Equity Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole and the risk that the Tactical Offensive Core Fixed Income Fund or the Tactical Offensive Enhanced Fixed Income Fund’s investment approach may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Funds’ management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associates with rising rates are heightened. In the case of foreign securities, price fluctuations will reflect international economic and political events as well as changes in currency valuations relative to the U.S. dollar.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Tactical Offensive Core Fixed Income Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancings and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives

60	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

of mortgage-backed securities held or acquired by the Fund.

Mortgage Dollar Rolls Risk — Mortgage dollar rolls are transactions in which the Tactical Offensive Core Fixed Income Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Portfolio Turnover Risk — Due to their investment strategy, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Tactical Offensive Core Fixed Income Fund or the Tactical Offensive Enhanced Fixed Income Fund to invest the proceeds at generally lower interest rates.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Tactical Offensive Equity Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Tactical Offensive Equity Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or

listed on an exchange.

Tracking Error Risk — The risk that the Funds’ performance may vary substantially from the performance of the indexes they track as a result of cash flows, fund expenses, imperfect correlation between the Funds’ investments and the indexes’ components and other factors.

U.S. Government Securities Risk — The Tactical Offensive Core Fixed Income Fund and the Tactical Offensive Enhanced Fixed Income Fund may invest in U.S. Government securities, which are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

10. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of January 31, 2021, SPTC held of record the following percentage of outstanding shares of each Fund:

Tactical Offensive Equity Fund	99.70%
Tactical Offensive Core Fixed Income Fund	99.68%
Tactical Offensive Enhanced Fixed Income Fund	99.97%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

11. REGULATORY MATTERS

LIBOR Replacement — The elimination of the London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Such investments may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	61

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

January 31, 2021

Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will vary depending on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of January 31, 2021.

62	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2021

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund’s average net assets; this percentage is known as the fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (August 1, 2020 through January 31, 2021).

The table on this page illustrates your fund’s costs in two ways:

Actual fund return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Equity Fund
Actual Fund Return
Class A	$1,000.00	$1,176.40	0.50%	$2.74
Hypothetical 5% Return
Class A	$1,000.00	$1,022.68	0.50%	$2.55

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Annualized Expense Ratios	Expenses Paid During Period *
Tactical Offensive Core Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$988.90	0.35%	$1.75
Hypothetical 5% Return
Class A	$1,000.00	$1,023.44	0.35%	$1.79

	Beginning Account Value 8/1/20	Ending Account Value 1/31/21	Annualized Expense Ratios	Expenses Paid During Period
Tactical Offensive Enhanced Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.58%	$0.32	**
Hypothetical 5% Return
Class A	$1,000.00	$1,022.28	0.58%	$2.96	*

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

** Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 20/365 (to reflect the period since inception to the period ended January 31, 2021).

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	63

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (each, a “Fund” and together the “Funds”). Pursuant to a separate sub-advisory agreement with SIMC (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-adviser (the “Sub-Adviser”) provides security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds. The Sub-Adviser is selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of an initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required, pursuant to an exemptive order that has been granted to the Trust by the Securities and Exchange Commission. In connection with their consideration of such initial approvals and renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and a Sub-Adviser with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Board Considerations in Approving the Investment Advisory Agreements for the Tactical Offensive Enhanced Fixed Income Fund. Specifically, during the first half of the Trust’s fiscal year, with respect to the Tactical Offensive Enhanced Fixed Income Fund, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC would charge the Fund and the level of the sub-advisory fees that SIMC would pay the Sub-Adviser, compared with fees each charge to comparable accounts; (vi) the advisory fees to be charged by SIMC and the Fund’s overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data; (vii) the estimated level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (xi) SIMC’s and the Sub-Adviser’s expertise and resources in domestic and/or international financial markets.

64	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

In connection with the Tactical Offensive Enhanced Fixed Income Fund, an Advisory Agreement and a Sub-Advisory Agreement were initially approved at a meeting of the Board held during the course of the Trust’s fiscal year on September 14-16, 2020. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of such Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services to be provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services to be provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund were sufficient to support the approval of the Investment Advisory Agreements.

Fees. With respect to the Fund’s expenses under the Investment Advisory Agreements, the Trustees considered the proposed rate of compensation called for by the Investment Advisory Agreements and the Fund’s projected net operating expense ratios in comparison to those of the Fund’s respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses. The Trustees also considered the effects of SIMC’s and its affiliates’ contractual and voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, and concluded that SIMC, through waivers, would maintain the Funds’ net operating expenses at competitive levels for its distribution channels. The Board also took into consideration compensation that would be earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC or its affiliates would realize other benefits from their relationship with the Funds. When considering fees to be paid to the Sub-Adviser, the Board took into account the fact that the Sub-Adviser would be compensated by SIMC and not by the Fund directly, and that such compensation with respect to any unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the estimated expenses of the Fund are reasonable and supported approval of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered the compensation proposed to flow to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of proposed compensation and estimated profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Adviser, the Board took into account the fact that compensation with respect to the unaffiliated Sub-Adviser would reflect an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval of the Sub-Advisory Agreement, the Board also took into consideration the impact that the fees to be paid to the Sub-Adviser would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the estimated profitability of each of SIMC and the Sub-Adviser is reasonable and supported approval of the Investment Advisory Agreements.

Performance and Economies of Scale. Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the extent to which economies of scale would be realized by SIMC and its affiliates as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance or the extent to which economies of scale would be realized by SIMC as the assets of the Fund grow, but will do so during future considerations of the Investment Advisory Agreements.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	65

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ADVISER MANAGED TRUST SEMI-ANNUAL REPORT JANUARY 31, 2021

Robert A. Nesher, Chairman	Investment Adviser

Trustees	SEI Investments Management Corporation

William M. Doran	Administrator

George J. Sullivan, Jr.	SEI Investments Global Funds Services

Nina Lesavoy	Distributor

James M. Williams	SEI Investments Distribution Co.

Mitchell A. Johnson	Legal Counsel

Hubert L. Harris, Jr.	Morgan, Lewis & Bockius LLP

Susan C. Cote	Independent Registered Public Accounting Firm

James B. Taylor	KPMG LLP

Christine Reynolds

Officers

Robert A. Nesher

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Glenn R. Kurdziel

Assistant Controller

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

AMT (1/21)

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Equity Fund is listed below. The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Tactical Offensive Core Fixed Income Fund and Tactical Offensive Enhanced Fixed Income Fund are included as part of the report to shareholders filed under Item 1 of this form.

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 92.0%
Australia — 0.9%
Afterpay *	3,978	$412
AGL Energy	14,159	125
AMP Ltd	78,785	90
Ampol	5,705	115
APA Group	24,080	181
Aristocrat Leisure Ltd	12,075	288
ASX Ltd	3,989	220
Aurizon Holdings Ltd	43,437	123
AusNet Services	24,253	32
Australia & New Zealand Banking Group Ltd	54,354	989
BHP Group	56,266	1,881
BlueScope Steel Ltd	8,718	111
Brambles Ltd	26,670	216
CIMIC Group Ltd	1,570	30
Coca-Cola Amatil Ltd	11,691	117
Cochlear Ltd	1,346	204
Coles Group Ltd	24,977	349
Commonwealth Bank of Australia	33,812	2,166
Computershare Ltd	11,116	123
Crown Resorts Ltd	4,725	35
CSL	8,679	1,809
Dexus ‡	20,849	144
Evolution Mining	36,613	133
Fortescue Metals Group Ltd	31,064	519
Goodman Group ‡	32,679	443
GPT Group ‡	33,423	111
Insurance Australia Group	43,426	162
James Hardie Industries PLC	9,126	258
Lendlease	14,991	138
Macquarie Group Ltd	6,569	662
Magellan Financial Group	2,899	107
Medibank Pvt Ltd	62,675	140
Mirvac Group ‡	75,075	137
National Australia Bank Ltd	63,065	1,139
Newcrest Mining Ltd	15,179	292
Northern Star Resources	15,046	148
Oil Search Ltd	33,755	100
Orica	9,230	108
Origin Energy Ltd	30,429	111
Qantas Airways	13,819	48
QBE Insurance Group Ltd	30,004	185
Ramsay Health Care	3,723	180
REA Group	1,205	136
Rio Tinto Ltd	6,817	577
Santos Ltd	33,907	169
Scentre Group ‡	98,587	206
SEEK Ltd	5,823	125
Sonic Healthcare	9,308	245
South32	93,173	182
Stockland ‡	45,640	156

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Suncorp Group Ltd	23,543	$182
Sydney Airport	30,027	132
Tabcorp Holdings	43,982	135
Telstra Corp Ltd	78,738	189
TPG Telecom *	4,708	27
Transurban Group	50,002	508
Treasury Wine Estates Ltd	16,433	127
Vicinity Centres ‡	88,352	104
Washington H Soul Pattinson & Co Ltd	1,728	36
Wesfarmers Ltd	21,773	912
Westpac Banking	69,216	1,122
WiseTech Global	3,378	81
Woodside Petroleum Ltd	17,857	335
Woolworths Group Ltd	24,186	758
Xero *	2,473	246
		21,571

Austria — 0.0%
Erste Group Bank AG	5,354	164
OMV	2,525	107
Raiffeisen Bank International AG	1,878	37
Verbund AG	1,159	105
voestalpine AG	2,690	98
		511

Belgium — 0.1%
Ageas	3,588	184
Anheuser-Busch InBev SA/NV	14,605	922
Argenx *	883	259
Elia Group	714	86
Etablissements Franz Colruyt	1,276	79
Groupe Bruxelles Lambert SA	2,156	214
KBC Group NV	4,789	336
Proximus SADP	3,526	75
Sofina	353	115
Solvay SA	1,425	163
UCB SA	2,660	276
Umicore SA	3,801	216
		2,925

China — 0.0%
China Lumena New Materials Corp *	30,699	–

Denmark — 0.3%
Ambu, Cl B	2,800	133
AP Moller - Maersk A/S, Cl A	60	114
AP Moller - Maersk A/S, Cl B	110	229
Carlsberg A/S, Cl B	1,909	281
Chr Hansen Holding A/S	2,080	189
Coloplast A/S, Cl B	2,216	332
Danske Bank A/S	13,200	227
Demant A/S *	2,501	90
DSV PANALPINA	3,967	622
Genmab A/S *	1,196	479

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GN Store Nord	2,427	$186
H Lundbeck A/S	884	32
Novo Nordisk A/S, Cl B	33,147	2,303
Novozymes A/S, Cl B	3,686	222
Orsted A/S	3,622	690
Pandora A/S	1,892	184
ROCKWOOL International, Cl B	164	62
Tryg A/S	2,779	87
Vestas Wind Systems A/S	3,787	825
		7,287

Finland — 0.1%
Elisa	2,715	162
Fortum	8,371	203
Kesko, Cl B	5,563	145
Kone, Cl B	6,207	490
Neste Oyj	7,758	549
Nokia	102,859	495
Orion Oyj, Cl B	2,398	110
Sampo Oyj, Cl A	9,348	394
Stora Enso, Cl R	10,982	200
UPM-Kymmene	10,023	359
Wartsila Abp	10,203	101
		3,208

France — 1.3%
Accor SA	3,748	127
Aeroports de Paris	686	79
Air Liquide	9,044	1,483
Alstom SA	4,947	270
Amundi SA	1,384	103
Arkema SA	1,322	147
Atos SE	1,907	147
AXA SA	37,181	827
BioMerieux	940	146
BNP Paribas SA	21,557	1,042
Bollore SA	20,354	83
Bouygues SA	4,293	169
Bureau Veritas	5,606	148
Capgemini SE	2,933	426
Carrefour SA	11,530	196
Cie de Saint-Gobain	9,455	472
Cie Generale des Etablissements Michelin SCA	3,085	427
CNP Assurances	2,178	33
Covivio ‡	1,193	98
Credit Agricole SA	22,192	253
Danone SA	11,838	790
Dassault Aviation SA	32	34
Dassault Systemes SE	2,412	483
Edenred	4,401	239
Eiffage SA	1,626	148
Electricite de France SA	11,618	145

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Engie SA	33,462	$521
EssilorLuxottica SA	5,461	776
Eurazeo SE	596	42
Eurofins Scientific	2,349	226
Faurecia SA	1,745	92
Gecina SA ‡	791	113
Getlink SE	8,391	130
Hermes International	607	621
Iliad SA	188	35
Ipsen	865	76
Kering	1,401	922
Klepierre SA ‡	4,547	110
La Francaise des Jeux SAEM	1,990	86
Legrand	4,872	449
L’Oreal SA	4,856	1,711
LVMH Moet Hennessy Louis Vuitton	5,334	3,229
Natixis SA	12,000	46
Orange SA	36,334	428
Orpea	891	123
Pernod Ricard SA	4,014	759
Publicis Groupe	4,423	230
Remy Cointreau SA	518	96
Renault SA	3,676	157
Safran SA	6,155	778
Sanofi	21,826	2,046
Sartorius Stedim Biotech	545	228
Schneider Electric SE	10,405	1,529
SCOR SE	3,626	111
SEB SA	520	99
Societe Generale SA	16,021	300
Sodexo SA	1,690	151
Stellantis *	18,994	289
STMicroelectronics	11,629	470
Suez	5,980	123
Teleperformance	1,164	382
Thales SA	2,016	182
TOTAL SA	48,538	2,058
Ubisoft Entertainment SA *	1,705	171
Valeo	4,692	176
Veolia Environnement SA	10,330	277
Vinci SA	9,978	928
Vivendi SA	15,150	466
Wendel SA	340	39
Worldline *	4,508	384
		30,680

Germany — 1.1%
adidas AG	3,637	1,158
Allianz	8,041	1,822
Aroundtown SA	18,825	131
BASF	17,543	1,360
Bayer	18,764	1,138
Bayerische Motoren Werke	6,053	515

2	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bechtle	556	$118
Beiersdorf AG	1,987	218
Brenntag AG	3,031	238
Carl Zeiss Meditec	919	144
Commerzbank AG	17,267	115
Continental AG	1,976	278
Covestro	3,348	228
Daimler AG	16,402	1,158
Delivery Hero *	2,433	371
Deutsche Bank AG	35,746	363
Deutsche Boerse AG	3,482	561
Deutsche Lufthansa AG	6,910	89
Deutsche Post	18,285	907
Deutsche Telekom AG	63,876	1,141
Deutsche Wohnen SE	6,375	317
E.ON SE	40,894	434
Evonik Industries AG	3,621	120
Fresenius Medical Care AG & Co KGaA	3,982	323
Fresenius SE & Co KGaA	8,285	370
GEA Group AG	3,482	121
Hannover Rueck SE	1,150	179
HeidelbergCement AG	2,835	210
HelloFresh *	3,010	255
Henkel AG & Co KGaA	1,974	185
HOCHTIEF AG	314	29
Infineon Technologies	25,027	1,007
KION Group	1,324	115
Knorr-Bremse	1,478	196
LANXESS AG	1,419	107
LEG Immobilien	1,471	212
Merck KGaA	2,352	393
MTU Aero Engines AG	1,023	239
Muenchener Rueckversicherungs-
Gesellschaft in Muenchen	2,686	714
Nemetschek	1,320	93
Puma SE	1,875	184
QIAGEN *	4,505	245
Rational	104	100
RWE AG	11,763	507
SAP SE	20,092	2,558
Scout24	2,064	160
Siemens	14,734	2,290
Siemens Energy *	7,425	276
Siemens Healthineers AG	5,327	300
Symrise, Cl A	2,394	299
TeamViewer *	3,072	159
Telefonica Deutschland Holding AG	13,210	36
Uniper SE	3,512	123
United Internet AG	2,428	106
Volkswagen AG	557	118
Vonovia SE	9,583	642

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zalando *	2,855	$329
		26,104

Greece — 0.0%
FF Group *	1,785	–

Hong Kong — 0.4%
AIA Group Ltd	231,000	2,793
ASM Pacific Technology Ltd	7,100	104
Bank of East Asia	16,600	36
BOC Hong Kong Holdings Ltd	73,000	218
Budweiser Brewing APAC	39,100	131
China Huishan Dairy Holdings Co Ltd *	228,000	–
CK Asset Holdings Ltd	46,000	231
CK Hutchison Holdings Ltd	50,500	350
CK Infrastructure Holdings Ltd	15,500	83
CLP Holdings	34,000	319
ESR Cayman *	34,200	122
Galaxy Entertainment Group Ltd	43,000	326
Hanergy Thin Film Power Group Ltd *	444,000	–
Hang Lung Properties Ltd	46,000	123
Hang Seng Bank Ltd	15,200	275
Henderson Land Development Co Ltd	33,000	135
HK Electric Investments & HK Electric
Investments Ltd	33,500	33
HKT Trust & HKT Ltd	86,000	113
Hong Kong & China Gas	203,900	293
Hong Kong Exchanges & Clearing Ltd	23,000	1,476
Link ‡	38,712	338
Melco Resorts & Entertainment ADR	4,900	78
MTR Corp Ltd	29,500	172
New World Development	29,500	137
PCCW Ltd	48,919	27
Power Assets Holdings	26,500	141
Sands China Ltd	46,400	185
Sino Land Co Ltd	75,170	105
SJM Holdings Ltd	25,000	27
Sun Hung Kai Properties Ltd	24,500	335
Swire Pacific Ltd, Cl A	6,500	41
Swire Properties Ltd	27,000	78
Techtronic Industries Co Ltd	26,000	392
WH Group Ltd	183,000	149
Wharf Real Estate Investment Co Ltd	31,000	164
Wynn Macau Ltd	19,600	31
Xinyi Glass Holdings	38,000	92
		9,653

Ireland – 0.6%
Accenture PLC, Cl A	34,547	8,358
Alkermes PLC *	9,300	195
CRH PLC	15,028	628
Eaton Corp PLC	21,628	2,545
Experian PLC	16,825	590
Jazz Pharmaceuticals PLC *	2,800	435

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kerry Group PLC, Cl A	2,888	$393
Paddy Power Betfair PLC	3,108	581
Pentair PLC	8,600	468
Perrigo	8,000	342
Smurfit Kappa Group	4,992	241

		14,776

Israel — 0.1%
Azrieli Group	626	39
Bank Hapoalim BM *	21,628	155
Bank Leumi Le-Israel	27,853	174
Check Point Software Technologies *	2,200	281
Elbit Systems Ltd	611	85
ICL Group	10,204	55
Israel Discount Bank, Cl A	26,807	105
Mizrahi Tefahot Bank Ltd	1,798	42
Nice Ltd *	1,129	293
Teva Pharmaceutical Industries ADR *	20,900	246
Wix.com Ltd *	1,100	272

		1,747

Italy — 0.3%
Amplifon	2,536	101
Assicurazioni Generali SpA *	20,673	354
Atlantia SpA	10,153	162
CNH Industrial NV	19,496	250
Davide Campari-Milano	9,720	105
DiaSorin	576	126
Enel SpA	156,986	1,562
Eni SpA	46,501	472
EXOR NV	2,071	155
Ferrari	2,304	482
FinecoBank Banca Fineco	11,458	179
Infrastrutture Wireless Italiane	6,845	74
Intesa Sanpaolo SpA	316,688	695
Mediobanca Banca di Credito Finanziario *	14,121	126
Moncler SpA	3,653	207
Nexi *	8,515	152
Poste Italiane	11,900	117
Prysmian SpA	4,613	149
Recordati Industria Chimica e Farmaceutica	2,374	123
Snam SpA	39,982	210
Stellantis	20,210	308
Telecom Italia	191,866	82
Telecom Italia SpA/Milano	76,471	36
Terna Rete Elettrica Nazionale	26,837	195
UniCredit SpA	42,173	387

		6,809

Japan — 3.2%
ABC-Mart Inc	500	28
Acom	6,500	29
Advantest	4,000	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Aeon Co Ltd	12,300	$385
Aeon Mall Co Ltd	1,700	27
AGC Inc/Japan	3,300	114
Air Water Inc	2,300	37
Aisin Seiki Co Ltd	3,700	113
Ajinomoto Co Inc	8,900	210
Alfresa Holdings Corp	4,300	86
Amada	4,200	47
ANA Holdings Inc	3,200	68
Asahi Group Holdings	8,700	350
Asahi Intecc Co Ltd	3,400	112
Asahi Kasei	24,800	276
Astellas Pharma Inc	34,100	551
Azbil	2,500	128
Bandai Namco Holdings Inc	3,800	325
Bank of Kyoto Ltd/The	700	37
Bridgestone Corp	10,300	380
Brother Industries Ltd	5,100	113
Calbee	1,100	33
Canon Inc	18,700	410
Capcom	1,800	113
Casio Computer Co Ltd	4,500	80
Central Japan Railway Co	2,700	382
Chiba Bank Ltd/The	6,700	36
Chubu Electric Power Co Inc	12,300	151
Chugai Pharmaceutical Co Ltd	12,900	674
Chugoku Electric Power Co Inc/The	6,700	83
Coca-Cola Bottlers Japan Holdings Inc	1,900	29
Concordia Financial Group Ltd	23,700	86
Cosmos Pharmaceutical	300	46
CyberAgent	1,900	119
Dai Nippon Printing	5,500	95
Daifuku Co Ltd	2,000	228
Dai-ichi Life Holdings Inc	20,200	306
Daiichi Sankyo Co Ltd	32,600	1,048
Daikin Industries Ltd	4,800	1,013
Daito Trust Construction Co Ltd	1,100	114
Daiwa House Industry	10,900	309
Daiwa House Investment Corp, Cl A ‡	45	121
Daiwa Securities Group	25,000	119
Denso Corp	8,200	455
Dentsu Group	4,900	155
Disco Corp	600	195
East Japan Railway Co	5,500	362
Eisai Co Ltd	4,800	350
ENEOS Holdings	60,400	244
FANUC	3,700	967
Fast Retailing	1,100	944
Fuji Electric Co Ltd	2,900	115
FUJIFILM Holdings Corp	6,800	389
Fujitsu Ltd	3,600	551
Fukuoka Financial Group Inc	2,200	39

4	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
GLP J-REIT ‡	83	$133
GMO Payment Gateway	900	129
Hakuhodo DY Holdings Inc	4,800	69
Hamamatsu Photonics KK	2,600	151
Hankyu Hanshin Holdings Inc	4,300	139
Harmonic Drive Systems	800	60
Hikari Tsushin Inc	400	84
Hino Motors Ltd	4,500	39
Hirose Electric	700	110
Hisamitsu Pharmaceutical Co Inc	600	36
Hitachi Construction Machinery Co Ltd	2,500	73
Hitachi Ltd	18,500	761
Hitachi Metals Ltd	5,000	80
Honda Motor Co Ltd	31,300	826
Hoshizaki	800	71
Hoya	7,200	921
Hulic Co Ltd	3,800	43
Ibiden	2,200	102
Idemitsu Kosan	4,400	103
Iida Group Holdings Co Ltd	1,900	42
Inpex	23,200	134
Isuzu Motors Ltd	12,500	119
Ito En	1,200	75
ITOCHU Corp	25,800	739
Itochu Techno-Solutions	2,200	78
Japan Airlines	1,800	32
Japan Airport Terminal Co Ltd	800	42
Japan Exchange Group Inc	10,100	236
Japan Post Bank Co Ltd	9,400	81
Japan Post Holdings Co Ltd	31,100	247
Japan Post Insurance	5,200	102
Japan Real Estate Investment ‡	25	152
Japan Retail Fund Investment Corp ‡	60	113
Japan Tobacco Inc	22,700	450
JFE Holdings Inc	11,300	98
JSR	3,400	104
Kajima Corp	10,200	136
Kakaku.com	3,100	90
Kansai Electric Power Co Inc/The	12,200	119
Kansai Paint Co Ltd	4,100	121
Kao	9,200	668
KDDI Corp	29,800	876
Keihan Holdings Co Ltd	2,200	100
Keikyu Corp	5,100	82
Keio Corp	1,800	132
Keisei Electric Railway Co Ltd	3,000	102
Keyence Corp	3,500	1,877
Kikkoman Corp	2,700	190
Kintetsu Group Holdings Co Ltd	3,300	138
Kirin Holdings Co Ltd	15,800	339
Kobayashi Pharmaceutical Co Ltd	1,100	124
Kobe Bussan	2,800	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Koei Tecmo Holdings	900	$52
Koito Manufacturing Co Ltd	2,000	129
Komatsu Ltd	16,600	454
Konami Holdings Corp	2,100	128
Kose Corp	600	96
Kubota	19,600	430
Kuraray Co Ltd	7,400	79
Kurita Water Industries Ltd	1,300	53
Kyocera Corp	6,200	397
Kyowa Hakko Kirin Co Ltd	5,100	151
Kyushu Electric Power Co Inc	8,700	81
Kyushu Railway Co	3,400	71
Lasertec	1,400	188
Lawson Inc	600	29
Lion Corp	5,100	117
Lixil	5,000	117
M3 Inc	8,500	715
Makita Corp	4,300	205
Marubeni Corp	31,200	207
Marui Group	4,400	79
Mazda Motor	13,100	93
McDonald’s Holdings Co Japan Ltd	1,500	73
Medipal Holdings Corp	4,200	86
MEIJI Holdings Co Ltd	2,100	143
Mercari *	2,000	96
MINEBEA MITSUMI Inc	6,900	153
MISUMI Group	5,300	172
Mitsubishi Chemical Holdings Corp	22,500	153
Mitsubishi Corp	25,600	647
Mitsubishi Electric Corp	34,700	528
Mitsubishi Estate Co Ltd	22,700	358
Mitsubishi Gas Chemical	2,000	46
Mitsubishi Heavy Industries Ltd	5,800	166
Mitsubishi UFJ Financial Group Inc	234,300	1,050
Mitsubishi UFJ Lease & Finance Co Ltd	6,300	31
Mitsui & Co Ltd	30,700	568
Mitsui Chemicals Inc	4,200	120
Mitsui Fudosan Co Ltd	17,200	348
Miura	2,000	114
Mizuho Financial Group Inc	46,190	608
MonotaRO Co Ltd	2,400	120
MS&AD Insurance Group Holdings Inc	8,800	253
Murata Manufacturing Co Ltd	11,000	1,056
Nabtesco Corp	1,800	81
Nagoya Railroad Co Ltd	4,200	107
NEC Corp	4,900	267
Nexon Co Ltd	9,700	295
NGK Insulators Ltd	5,900	103
NGK Spark Plug Co Ltd	2,000	37
NH Foods Ltd	1,900	81
Nidec	8,600	1,138
Nihon M&A Center	2,900	168

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nintendo Co Ltd	2,100	$1,215
Nippon Building Fund ‡	29	175
Nippon Express Co Ltd	1,600	109
Nippon Paint Holdings Co Ltd	2,600	234
Nippon Prologis Inc ‡	36	117
Nippon Sanso Holdings	1,900	37
Nippon Shinyaku	1,100	81
Nippon Steel Corp	15,200	175
Nippon Telegraph & Telephone Corp	24,700	618
Nippon Yusen	1,900	44
Nissan Chemical	2,400	137
Nissan Motor Co Ltd	44,100	224
Nisshin Seifun Group Inc	4,600	77
Nissin Foods Holdings Co Ltd	1,400	121
Nitori Holdings Co Ltd	1,600	318
Nitto Denko Corp	3,100	280
Nomura Holdings Inc	58,700	309
Nomura Real Estate Holdings Inc	1,800	40
Nomura Real Estate Master Fund ‡	97	147
Nomura Research Institute Ltd	6,300	213
NSK Ltd	4,500	41
NTT Data	12,100	174
Obayashi Corp	14,700	123
Obic Co Ltd	1,400	263
Odakyu Electric Railway Co Ltd	5,500	159
Oji Holdings Corp	19,800	119
Olympus Corp	21,200	383
Omron Corp	3,500	309
Ono Pharmaceutical Co Ltd	7,300	218
Oracle Corp Japan	900	106
Oriental Land Co Ltd/Japan	3,800	593
ORIX	24,800	397
Orix JREIT ‡	60	100
Osaka Gas Co Ltd	7,000	129
Otsuka Corp	2,400	121
Otsuka Holdings	7,800	332
Pan Pacific International Holdings Corp	7,800	175
Panasonic Corp	41,900	541
PeptiDream *	2,200	128
Persol Holdings Co Ltd	2,300	43
Pigeon	2,600	117
Pola Orbis Holdings Inc	1,500	30
Rakuten Inc	16,200	159
Recruit Holdings Co Ltd	26,000	1,128
Renesas Electronics Corp *	13,700	157
Resona Holdings Inc	39,400	137
Ricoh Co Ltd	15,300	115
Rinnai Corp	700	73
Rohm Co Ltd	1,700	172
Ryohin Keikaku	3,900	93
Santen Pharmaceutical Co Ltd	8,100	134
SBI Holdings Inc/Japan	5,400	135

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SCSK	700	$39
Secom	4,000	362
Sega Sammy Holdings	2,600	41
Seibu Holdings Inc	3,300	30
Seiko Epson Corp	6,500	110
Sekisui Chemical Co Ltd	6,200	112
Sekisui House	12,100	233
Seven & i Holdings Co Ltd	14,300	541
SG Holdings Co Ltd	6,200	159
Sharp Corp/Japan	2,700	56
Shimadzu Corp	4,200	160
Shimamura Co Ltd	400	44
Shimano Inc	1,300	306
Shimizu Corp	12,600	89
Shin-Etsu Chemical	6,800	1,180
Shinsei Bank Ltd	2,400	29
Shionogi & Co Ltd	5,300	288
Shiseido Co Ltd	7,600	493
Shizuoka Bank Ltd/The	5,400	39
SMC Corp/Japan	1,100	666
SoftBank	55,000	723
SoftBank Group Corp	29,900	2,316
Sohgo Security Services Co Ltd	1,600	79
Sompo Holdings Inc	6,700	267
Sony Corp	24,100	2,313
Square Enix Holdings	1,500	86
Stanley Electric Co Ltd	3,000	94
Subaru Corp	12,200	234
SUMCO Corp	6,000	126
Sumitomo Chemical Co Ltd	33,900	160
Sumitomo Corp	21,800	289
Sumitomo Dainippon Pharma	2,300	37
Sumitomo Electric Industries	14,300	190
Sumitomo Metal Mining Co Ltd	4,500	195
Sumitomo Mitsui Financial Group Inc	25,100	778
Sumitomo Mitsui Trust Holdings Inc	6,400	191
Sumitomo Realty & Development	5,800	175
Sundrug Co Ltd	900	36
Suntory Beverage & Food Ltd	3,200	112
Suzuken	900	35
Suzuki Motor Corp	7,100	319
Sysmex Corp	3,100	362
T&D Holdings	9,300	108
Taiheiyo Cement Corp	2,800	70
Taisei	4,300	139
Taisho Pharmaceutical Holdings	400	26
Takeda Pharmaceutical Co Ltd	30,200	1,067
TDK Corp	2,400	387
Teijin Ltd	2,300	42
Terumo Corp	11,800	458
THK Co Ltd	2,500	79
TIS	5,100	114

6	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tobu Railway Co Ltd	4,300	$121
Toho Co Ltd/Tokyo	2,600	100
Toho Gas Co Ltd	1,700	100
Tohoku Electric Power Co Inc	9,800	84
Tokio Marine Holdings Inc	12,100	593
Tokyo Century Corp	500	40
Tokyo Electric Power Holdings *	33,100	127
Tokyo Electron Ltd	2,800	1,065
Tokyo Gas	7,100	155
Tokyu Corp	8,400	99
Tokyu Fudosan Holdings	7,800	44
Toppan Printing Co Ltd	6,000	85
Toray Industries Inc	26,500	172
Toshiba	7,600	248
Tosoh Corp	6,000	103
TOTO Ltd	2,700	149
Toyo Suisan Kaisha Ltd	2,000	99
Toyoda Gosei Co Ltd	1,100	29
Toyota Industries Corp	2,900	228
Toyota Motor Corp	40,500	2,824
Toyota Tsusho Corp	4,100	160
Trend Micro Inc/Japan	2,300	126
Tsuruha Holdings Inc	800	106
Unicharm Corp	7,700	346
United Urban Investment Corp ‡	68	92
USS Co Ltd	5,000	98
Welcia Holdings	2,200	75
West Japan Railway Co	3,000	159
Yakult Honsha Co Ltd	2,700	138
Yamada Holdings	16,700	85
Yamaha	2,400	135
Yamaha Motor Co Ltd	4,600	101
Yamato Holdings Co Ltd	5,700	142
Yamazaki Baking Co Ltd	1,900	35
Yaskawa Electric Corp	4,600	236
Yokogawa Electric Corp	5,200	112
Z Holdings	50,900	316
ZOZO Inc	1,400	39

		76,202

Luxembourg — 0.0%
SES, Cl A	7,858	67
Tenaris SA	9,677	76

		143

Netherlands — 0.7%
ABN AMRO Group NV	9,687	101
Adyen NV *	348	727
Aegon NV	33,892	140
Airbus SE	11,232	1,135
Akzo Nobel NV	3,830	390
ArcelorMittal	13,373	293
ASML Holding NV	8,169	4,361

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Galapagos *	964	$101
Heineken	4,741	495
Heineken Holding NV	2,203	194
ING Groep NV	74,677	669
JDE Peet’s *	1,527	59
Just Eat Takeaway.com *	2,343	269
Koninklijke Ahold Delhaize	21,095	605
Koninklijke DSM NV	3,156	552
Koninklijke KPN NV	69,975	219
Koninklijke Philips NV	16,828	919
Koninklijke Vopak NV	1,613	82
NN Group NV	5,122	213
Prosus	9,341	1,088
Randstad NV	2,271	142
Royal Dutch Shell, Cl A	79,184	1,455
Royal Dutch Shell, Cl B	70,788	1,237
Unibail-Rodamco-Westfield ‡	2,583	218
Unilever	29,727	1,730
Wolters Kluwer NV	4,966	413

		17,807

New Zealand — 0.0%
a2 Milk Co Ltd *	16,639	138
Auckland International Airport Ltd	21,699	116
Fisher & Paykel Healthcare Corp Ltd	11,481	287
Mercury NZ	10,297	53
Meridian Energy Ltd	22,443	116
Ryman Healthcare Ltd	9,192	103
Spark New Zealand Ltd	32,827	114

		927

Norway — 0.1%
Adevinta, Cl B *	5,490	82
DNB ASA *	17,731	348
Equinor	18,251	331
Gjensidige Forsikring ASA	4,579	106
Mowi ASA	8,257	183
Norsk Hydro ASA	23,022	103
Orkla ASA	13,111	128
Schibsted, Cl A	1,540	58
Schibsted ASA, Cl B	2,251	73
Telenor ASA	14,262	237
Yara International ASA	3,311	155

		1,804

Panama — 0.0%
Copa Holdings SA, Cl A	1,800	139

Portugal — 0.0%
EDP - Energias de Portugal SA	51,969	326
Galp Energia SGPS	11,389	115
Jeronimo Martins SGPS SA	5,764	94

		535

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Singapore — 0.2%
Ascendas Real Estate Investment Trust ‡	55,967	$130
CapitaLand Integrated Commercial Trust ‡	82,528	133
CapitaLand Ltd	58,399	141
City Developments Ltd	5,800	32
DBS Group Holdings Ltd	34,287	651
Genting Singapore Ltd	140,000	90
Hongkong Land Holdings Ltd	26,600	123
Jardine Matheson Holdings Ltd	4,300	249
Jardine Strategic Holdings Ltd	5,100	133
Keppel Corp Ltd	33,200	125
Mapletree Commercial Trust ‡	49,800	78
Mapletree Logistics Trust ‡	62,159	93
Oversea-Chinese Banking Corp Ltd	62,654	487
Singapore Airlines Ltd	31,100	96
Singapore Exchange Ltd	18,300	136
Singapore Technologies Engineering	35,800	100
Singapore Telecommunications Ltd	146,400	260
Suntec Real Estate Investment Trust ‡	30,100	36
United Overseas Bank Ltd	22,100	389
UOL Group Ltd	5,900	33
Venture Corp Ltd	6,300	94
Wilmar International Ltd	33,400	133

		3,742

South Korea — 0.0%
Medytox	5	1

Spain — 0.3%
ACS Actividades de Construccion y Servicios	4,971	155
Aena SME SA	1,295	200
Amadeus IT Group SA, Cl A	8,257	527
Banco Bilbao Vizcaya Argentaria SA	122,402	560
Banco Santander SA	332,326	975
CaixaBank SA	67,374	171
Cellnex Telecom	6,273	368
Enagas SA	5,641	125
Endesa SA	5,987	154
Ferrovial SA	10,265	247
Grifols	6,160	182
Iberdrola	114,801	1,560
Industria de Diseno Textil SA	20,884	621
Naturgy Energy Group	5,129	133
Red Electrica Corp SA	8,085	154
Repsol SA	28,246	279
Siemens Gamesa Renewable Energy SA	4,572	188
Telefonica SA	96,912	418

		7,017

Sweden — 0.4%
Alfa Laval	6,026	159
Assa Abloy AB, Cl B	18,282	455
Atlas Copco AB, Cl A	12,850	702

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlas Copco AB, Cl B	7,712	$364
Boliden	5,112	169
Electrolux AB	5,139	126
Epiroc, Cl A	11,714	226
Epiroc AB, Cl B	6,752	117
EQT AB	5,439	170
Essity AB, Cl B	11,967	384
Evolution Gaming Group	2,874	281
Fastighets Balder, Cl B *	2,063	104
Hennes & Mauritz AB, Cl B	15,882	341
Hexagon, Cl B	5,134	451
Husqvarna, Cl B	9,547	119
ICA Gruppen AB	2,291	115
Industrivarden, Cl A	2,176	74
Industrivarden AB, Cl C	3,652	117
Investment Latour, Cl B	3,417	77
Investor AB, Cl B	8,694	641
Kinnevik	4,289	212
L E Lundbergforetagen AB, Cl B	1,749	92
Lundin Energy	4,251	117
Nibe Industrier, Cl B	6,464	217
Nordea Bank Abp	61,447	501
Sandvik AB	20,666	518
Securitas AB, Cl B	7,154	111
Skandinaviska Enskilda Banken AB, Cl A	30,284	332
Skanska AB, Cl B	7,018	182
SKF AB, Cl B	7,896	217
Svenska Cellulosa, Cl B	12,583	223
Svenska Handelsbanken AB, Cl A	28,873	290
Swedbank AB, Cl A	16,815	318
Swedish Match AB	3,417	265
Tele2 AB, Cl B	8,605	119
Telefonaktiebolaget LM Ericsson, Cl B	55,880	709
Telia Co AB	51,320	226
Volvo AB, Cl B	27,224	676

		10,517

Switzerland — 1.2%
ABB Ltd	35,326	1,046
Adecco Group AG	2,921	183
Alcon Inc	9,414	677
Baloise Holding AG	888	149
Banque Cantonale Vaudoise	697	74
Barry Callebaut	52	116
Chocoladefabriken Lindt & Spruengli AG	23	369
Cie Financiere Richemont SA, Cl A	9,641	898
Clariant AG	4,559	97
Coca-Cola HBC AG	4,549	135
Credit Suisse Group AG	44,943	594
EMS-Chemie Holding AG	156	148
Geberit	674	413
Givaudan	177	716
Julius Baer Group Ltd	4,395	267

8	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kuehne + Nagel International AG	1,066	$243
LafargeHolcim Ltd	9,591	520
Logitech International	3,061	319
Lonza Group AG	1,375	881
Nestle SA	55,231	6,211
Novartis AG	42,625	3,859
Partners Group Holding AG	339	402
Roche Holding AG	13,479	4,654
Schindler Holding	1,259	333
SGS SA	113	344
Sika AG	2,717	740
Sonova Holding AG	1,008	244
Straumann Holding AG	183	204
Swatch Group	550	159
Swatch Group AG/The	796	45
Swiss Life Holding AG	544	249
Swiss Prime Site AG	1,323	129
Swiss Re AG	5,420	479
Swisscom AG	496	271
Temenos AG	1,284	163
UBS Group	70,259	1,017
Vifor Pharma AG	786	107
Zurich Insurance Group AG	2,874	1,151

		28,606

United Kingdom — 1.6%
3i Group PLC	18,019	275
Admiral Group PLC	3,639	144
Anglo American PLC	23,565	781
Antofagasta PLC	6,957	137
Ashtead Group PLC	8,859	449
Associated British Foods PLC	7,329	213
AstraZeneca	25,245	2,597
Auto Trader Group PLC	18,383	142
AVEVA Group	2,629	131
Aviva PLC	77,638	357
BAE Systems PLC	63,531	403
Barclays	331,489	608
Barratt Developments	19,037	167
Berkeley Group Holdings PLC	2,409	138
BHP Group PLC	40,477	1,118
BP PLC	391,179	1,458
British American Tobacco PLC	44,282	1,616
British Land ‡	20,165	124
BT Group, Cl A	166,339	287
Bunzl PLC	5,943	192
Burberry Group	8,306	196
Compass Group	34,053	613
Croda International PLC	2,686	232
DCC PLC	1,714	130
Diageo PLC	45,088	1,826
Direct Line Insurance Group	31,033	128
Entain	11,947	204

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Evraz	6,447	$44
Ferguson	4,114	480
Fresnillo PLC	3,752	51
GlaxoSmithKline PLC	96,763	1,803
Glencore PLC	191,516	648
Halma	7,937	269
Hargreaves Lansdown PLC	5,775	136
Hikma Pharmaceuticals	2,892	95
HSBC Holdings	392,265	2,062
Imperial Brands PLC	18,137	366
Informa	30,785	211
InterContinental Hotels Group PLC	3,587	223
Intertek Group PLC	3,393	257
J Sainsbury PLC	29,618	99
JD Sports Fashion	10,024	103
Johnson Matthey PLC	3,343	136
Kingfisher PLC	43,292	165
Kingspan Group PLC	2,731	186
Land Securities Group PLC ‡	16,031	135
Legal & General Group	112,433	377
Lloyds Banking Group PLC	1,351,901	613
London Stock Exchange Group PLC	6,058	723
M&G	44,894	108
Melrose Industries PLC	99,658	231
Mondi	8,610	204
National Grid PLC	67,503	788
Natwest Group	91,470	185
Next PLC	2,769	294
NMC Health PLC *	3,417	–
Ocado Group *	8,755	334
Pearson PLC	12,995	145
Persimmon PLC	5,636	197
Phoenix Group Holdings	11,193	104
Prudential PLC	48,210	776
Reckitt Benckiser Group PLC	13,630	1,160
RELX PLC	35,670	888
Rentokil Initial	38,969	266
Rio Tinto PLC	21,642	1,661
Rolls-Royce Holdings PLC	159,417	201
RSA Insurance Group PLC	19,474	181
Sage Group PLC/The	22,718	184
Schroders PLC	2,839	133
Segro PLC ‡	22,065	289
Severn Trent PLC	4,169	132
Smith & Nephew PLC	17,143	363
Smiths Group PLC	7,582	148
Spirax-Sarco Engineering	1,303	198
SSE PLC	20,482	417
St. James’s Place	10,248	165
Standard Chartered PLC	50,154	306
Standard Life Aberdeen PLC	45,954	191
Taylor Wimpey	69,788	140

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tesco PLC	186,724	$614
Unilever PLC	20,813	1,212
United Utilities Group PLC	12,707	161
Vodafone Group PLC	515,418	884
Whitbread PLC	4,136	158
Wm Morrison Supermarkets PLC	54,490	134
WPP PLC	21,843	230

		37,630

United States — 79.1%

Communication Services — 8.2%
Activision Blizzard Inc	41,300	3,758
Alphabet Inc, Cl A *	16,288	29,764
Alphabet Inc, Cl C *	15,759	28,929
AT&T Inc	387,066	11,082
Cable One Inc	237	474
Charter Communications Inc, Cl A *	7,890	4,794
Comcast Corp, Cl A	246,000	12,194
Discovery Inc, Cl C *	16,200	567
Discovery Inc, Cl A *	9,200	381
DISH Network Corp, Cl A *	13,000	377
Electronic Arts Inc	15,400	2,205
Facebook Inc, Cl A *	130,206	33,636
Fox Corp	26,905	826
IAC *	4,049	850
Interpublic Group of Cos Inc/The	20,245	487
John Wiley & Sons Inc, Cl A	2,100	96
Liberty Broadband Corp, Cl C *	8,564	1,251
Liberty Broadband Corp, Cl A *	1,500	218
Liberty Media Corp-Liberty Formula One, Cl A *	1,200	44
Liberty Media Corp-Liberty Formula One, Cl C *	10,300	414
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,900	198
Liberty Media -Liberty SiriusXM, Cl C *	10,200	414
Lions Gate Entertainment, Cl A *	2,900	41
Lions Gate Entertainment Corp, Cl B *	5,500	68
Live Nation Entertainment Inc *	7,452	495
Lumen Technologies	57,500	712
Madison Square Garden Entertainment *	939	83
Madison Square Garden Sports *	1,139	184
Match Group *	12,197	1,706
Netflix Inc *	23,100	12,298
New York Times, Cl A	8,600	426
News Corp	7,100	134
News Corp, Cl A	22,800	442
Nexstar Media Group Inc, Cl A	2,530	288
Omnicom Group Inc	11,600	724
Pinterest, Cl A *	21,500	1,473
Roku Inc, Cl A *	5,830	2,268
Sirius XM Holdings	58,801	368
Spotify Technology *	7,151	2,253
Take-Two Interactive Software Inc *	6,100	1,223

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Telephone & Data Systems Inc	5,900	$111
T-Mobile US Inc *	29,735	3,749
TripAdvisor Inc *	5,900	183
Twitter Inc *	42,800	2,163
United States Cellular Corp *	700	22
Verizon Communications Inc	224,980	12,318
ViacomCBS	500	24
ViacomCBS, Cl B	29,000	1,407
Walt Disney Co/The	98,200	16,514
World Wrestling Entertainment Inc, Cl A	2,700	152
Zillow Group Inc, Cl A *	3,400	472
Zillow Group Inc, Cl C *	8,000	1,044
Zynga, Cl A *	46,127	457

		196,761

Consumer Discretionary — 10.0%
Advance Auto Parts Inc	3,400	507
Amazon.com Inc *	22,991	73,714
Aramark	12,100	415
AutoNation Inc *	3,500	249
AutoZone Inc *	1,270	1,420
Best Buy Co Inc	12,300	1,339
Booking Holdings Inc *	2,198	4,274
BorgWarner Inc	12,200	512
Bright Horizons Family Solutions Inc *	3,424	520
Brunswick Corp/DE	4,600	398
Burlington Stores Inc *	3,473	864
Capri Holdings Ltd *	8,400	350
CarMax Inc *	8,600	1,013
Carnival Corp	27,689	517
Carter’s Inc	2,500	220
Carvana Co, Cl A *	3,000	784
Chegg *	6,400	610
Chipotle Mexican Grill, Cl A *	1,503	2,224
Choice Hotels International Inc	2,000	201
Columbia Sportswear Co	1,700	149
Darden Restaurants Inc	7,300	853
Delphi Automotive PLC	14,400	1,924
Dick’s Sporting Goods Inc	3,600	241
Dollar General Corp	13,600	2,647
Dollar Tree Inc *	12,600	1,281
Domino’s Pizza Inc	2,183	809
DR Horton Inc	18,306	1,406
eBay Inc	35,300	1,995
Etsy Inc *	6,300	1,254
Expedia Group Inc	7,200	893
Extended Stay America	10,400	153
Five Below Inc *	2,900	510
Floor & Decor Holdings Inc, Cl A *	5,100	470
Foot Locker Inc	6,100	267
Ford Motor Co	212,400	2,237
frontdoor Inc *	5,000	275
Gap Inc/The	10,700	217

10	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Garmin Ltd	8,000	$919
General Motors Co	67,500	3,421
Gentex Corp	12,800	423
Genuine Parts Co	7,900	742
Graham Holdings, Cl B	231	131
Grand Canyon Education *	2,739	233
Grubhub *	5,400	406
H&R Block Inc	11,400	196
Hanesbrands Inc	20,400	312
Harley-Davidson Inc	9,000	361
Hasbro Inc	7,231	678
Hilton Worldwide Holdings Inc	14,800	1,501
Home Depot	58,330	15,797
Hyatt Hotels Corp, Cl A	2,100	138
Kohl’s Corp	9,100	401
L Brands Inc	12,000	489
Las Vegas Sands Corp	17,700	851
Lear Corp	3,139	473
Leggett & Platt	7,767	318
Lennar Corp, Cl A	14,400	1,197
Lennar Corp, Cl B	800	54
LKQ Corp *	15,900	558
Lowe’s	41,000	6,841
Lululemon Athletica Inc *	6,227	2,047
Marriott International Inc/MD, Cl A	14,600	1,698
Mattel Inc *	20,200	366
McDonald’s	40,347	8,386
MGM Resorts International	25,800	737
Mohawk Industries Inc *	3,035	436
Newell Brands	20,000	480
NIKE Inc, Cl B	66,505	8,884
Nordstrom Inc	6,400	227
Norwegian Cruise Line Holdings Ltd *	15,032	340
NVR Inc *	174	774
Ollie’s Bargain Outlet Holdings Inc *	3,100	294
O’Reilly Automotive Inc *	3,833	1,631
Peloton Interactive, Cl A *	13,700	2,002
Penske Automotive Group Inc	1,900	114
Planet Fitness, Cl A *	4,700	338
Polaris	3,424	399
Pool Corp	2,182	773
PulteGroup Inc	14,100	613
PVH Corp	4,100	350
Qurate Retail Inc, Cl A	22,400	282
Ralph Lauren Corp, Cl A	2,800	283
Ross Stores	18,843	2,097
Royal Caribbean Cruises Ltd	10,100	656
Service Corp International/US	8,800	444
Six Flags Entertainment Corp	4,500	154
Skechers USA, Cl A *	7,870	271
Starbucks	63,400	6,138
Tapestry Inc	14,400	455

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Target Corp	27,100	$4,910
Tempur Sealy International Inc *	10,940	289
Terminix Global Holdings *	7,800	372
Tesla Inc *	40,990	32,527
Thor Industries	3,200	387
TJX Cos Inc/The	64,900	4,156
Toll Brothers Inc	6,800	347
Tractor Supply	6,200	879
Ulta Beauty Inc *	2,900	811
Under Armour Inc, Cl A *	11,100	194
Under Armour Inc, Cl C *	11,200	168
Vail Resorts Inc	2,100	558
VF	17,400	1,337
Vroom *	1,400	52
Wayfair Inc, Cl A *	3,858	1,051
Wendy’s Co/The	10,600	216
Whirlpool Corp	3,247	601
Williams-Sonoma Inc	4,100	529
Wyndham Destinations Inc	4,900	217
Wyndham Hotels & Resorts Inc	5,400	314
Wynn Resorts Ltd	5,100	508
Yum China Holdings Inc	21,400	1,214
Yum! Brands Inc	16,200	1,644

		239,102

Consumer Staples — 4.6%
Altria Group Inc	100,600	4,133
Archer-Daniels-Midland Co	29,800	1,490
Beyond Meat *	3,042	542
Boston Beer Co Inc/The, Cl A *	463	425
Brown-Forman Corp, Cl B	9,600	688
Brown-Forman Corp, Cl A	2,700	179
Bunge	7,600	497
Campbell Soup Co	10,300	496
Casey’s General Stores	2,168	406
Church & Dwight Co Inc	13,300	1,123
Clorox Co/The	6,700	1,403
Coca-Cola	209,826	10,103
Coca-Cola European Partners	3,900	181
Colgate-Palmolive Co	45,600	3,557
Conagra Brands Inc	25,900	896
Constellation Brands Inc, Cl A	8,561	1,806
Costco Wholesale Corp	23,917	8,429
Coty Inc, Cl A	13,900	89
Energizer Holdings Inc	3,663	161
Estee Lauder Cos Inc/The, Cl A	12,000	2,840
Flowers Foods Inc	11,500	264
General Mills Inc	32,620	1,895
Grocery Outlet Holding *	4,100	175
Hain Celestial Group Inc/The *	4,800	200
Herbalife Nutrition *	5,300	270
Hershey Co/The	7,855	1,142
Hormel Foods Corp	14,900	698

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	4,000	$302
J M Smucker	5,900	687
Kellogg Co	13,300	784
Keurig Dr Pepper Inc	21,885	696
Kimberly-Clark	18,300	2,417
Kraft Heinz Co/The	34,600	1,159
Kroger	41,400	1,428
Lamb Weston Holdings Inc	7,700	575
McCormick & Co Inc/MD	13,300	1,191
Molson Coors Beverage, Cl B	10,285	516
Mondelez International Inc, Cl A	76,400	4,236
Monster Beverage Corp *	19,800	1,719
Nu Skin Enterprises Inc, Cl A	3,000	174
PepsiCo Inc	75,314	10,286
Philip Morris International	84,400	6,722
Pilgrim’s Pride Corp *	2,600	50
Post Holdings Inc *	3,800	360
Procter & Gamble Co/The	132,124	16,940
Reynolds Consumer Products	2,900	87
Seaboard Corp	12	38
Spectrum Brands Holdings Inc	2,500	189
Sprouts Farmers Market Inc *	6,900	156
Sysco Corp	26,100	1,866
TreeHouse Foods Inc *	3,300	139
Tyson Foods, Cl A	15,300	984
US Foods Holding Corp *	11,610	360
Walgreens Boots Alliance Inc	39,300	1,975
Walmart Inc	75,631	10,625

		110,749

Energy — 1.8%
Antero Midstream	16,900	137
Apache Corp	22,274	318
Baker Hughes a GE Co, Cl A	35,900	721
Cabot Oil & Gas Corp	23,065	423
Cheniere Energy *	12,700	804
Chevron Corp	104,534	8,906
Cimarex Energy Co	5,900	249
ConocoPhillips	73,838	2,956
Continental Resources Inc/OK	3,600	71
Devon Energy Corp	30,941	509
Diamondback Energy Inc	8,200	465
EOG Resources	31,300	1,595
EQT Corp	15,000	245
Equitrans Midstream Corp	24,000	160
Exxon Mobil Corp	229,772	10,303
Halliburton Co	46,600	822
Helmerich & Payne Inc	6,200	150
Hess Corp	15,000	810
HollyFrontier	8,800	250
Kinder Morgan Inc/DE	104,766	1,475
Marathon Oil Corp	46,422	336
Marathon Petroleum Corp	34,700	1,498

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Murphy Oil Corp	8,600	$107
NOV	22,800	282
Occidental Petroleum Corp	44,600	895
ONEOK Inc	23,800	948
Phillips 66	23,400	1,586
Pioneer Natural Resources Co	10,816	1,308
Schlumberger Ltd	74,700	1,659
Targa Resources Corp	11,600	317
Valero Energy Corp	21,800	1,230
Williams	65,100	1,382

		42,917

Financials — 8.2%
Affiliated Managers Group	2,300	253
Aflac Inc	37,300	1,685
AGNC Investment Corp ‡	30,992	484
Alleghany Corp	800	454
Allstate Corp/The	16,283	1,745
Ally Financial Inc	19,766	748
American Express Co	35,400	4,116
American Financial Group Inc/OH	3,643	343
American International Group Inc	46,900	1,756
American National Group	400	35
Ameriprise Financial Inc	6,300	1,247
Annaly Capital Management Inc ‡	74,849	608
Aon, Cl A	9,563	1,942
Apollo Global Management, Cl A	9,000	413
Arch Capital Group Ltd *	20,800	653
Ares Management, Cl A	5,800	262
Arthur J Gallagher & Co	10,200	1,177
Associated Banc-Corp	8,900	160
Assurant Inc	3,035	411
Assured Guaranty Ltd	4,900	175
Athene Holding Ltd, Cl A *	6,840	280
Axis Capital Holdings Ltd	4,900	225
Bank of America Corp	420,000	12,453
Bank of Hawaii Corp	2,300	180
Bank of New York Mellon Corp/The	43,400	1,729
Bank OZK	7,200	268
Berkshire Hathaway Inc, Cl B *	102,009	23,245
BlackRock Inc, Cl A	7,973	5,591
BOK Financial Corp	1,800	133
Brighthouse Financial Inc *	4,583	162
Brown & Brown Inc	13,300	573
Capital One Financial Corp	24,800	2,586
Carlyle Group	6,900	223
Cboe Global Markets Inc	5,700	523
Charles Schwab Corp/The	74,580	3,844
Chubb	24,300	3,540
Cincinnati Financial Corp	8,200	690
Citigroup	112,900	6,547
Citizens Financial Group Inc	22,600	824
CME Group Inc, Cl A	19,200	3,489

12	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNA Financial Corp	1,400	$54
Comerica	7,200	412
Commerce Bancshares Inc/MO	5,546	371
Credit Acceptance Corp *	572	221
Cullen/Frost Bankers Inc	3,300	304
Discover Financial Services	16,400	1,370
East West Bancorp	7,471	448
Eaton Vance Corp	6,485	435
Equitable Holdings	21,059	522
Erie Indemnity Co, Cl A	1,500	365
Evercore Inc, Cl A	2,300	251
Everest Re Group Ltd	2,200	464
FactSet Research Systems Inc	1,972	596
Fidelity National Financial Inc	14,400	523
Fifth Third Bancorp	38,000	1,099
First American Financial	6,400	335
First Citizens BancShares, Cl A	349	208
First Hawaiian Inc	7,600	177
First Horizon National Corp	28,900	401
First Republic Bank/CA	9,241	1,340
FNB Corp/PA	19,000	187
Franklin Resources Inc	15,939	419
Globe Life	5,400	488
Goldman Sachs Group Inc/The	17,914	4,858
Hanover Insurance Group Inc/The	2,200	247
Hartford Financial Services Group Inc/The	19,200	922
Huntington Bancshares Inc/OH	55,200	730
Interactive Brokers Group, Cl A	4,200	257
Intercontinental Exchange Inc	29,935	3,303
Invesco Ltd	19,900	410
Jefferies Financial Group	11,000	257
JPMorgan Chase & Co	164,170	21,124
Kemper Corp	3,600	253
KeyCorp	51,700	872
KKR	29,000	1,130
Lazard Ltd, Cl A (A)	5,900	243
LendingTree Inc *	453	147
Lincoln National	10,073	458
Loews	12,243	555
LPL Financial Holdings Inc	4,100	444
M&T Bank Corp	7,000	927
Markel *	760	737
MarketAxess Holdings Inc	2,059	1,113
Marsh & McLennan Cos Inc	27,324	3,003
Mercury General	1,300	69
MetLife	42,000	2,022
MGIC Investment Corp	19,900	233
Moody’s Corp	8,800	2,343
Morgan Stanley	72,261	4,845
Morningstar Inc	1,237	284
MSCI Inc, Cl A	4,400	1,739
Nasdaq Inc	6,034	816

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
New Residential Investment Corp ‡	24,400	$229
New York Community Bancorp Inc	26,500	277
Northern Trust Corp	10,300	919
Old Republic International Corp	16,700	302
OneMain Holdings, Cl A	3,800	177
PacWest Bancorp	6,900	208
People’s United Financial Inc	24,900	340
Pinnacle Financial Partners Inc	4,353	298
PNC Financial Services Group Inc/The	22,900	3,287
Popular Inc	4,300	244
Primerica Inc	2,300	320
Principal Financial Group Inc	14,500	714
Progressive Corp/The	31,600	2,755
Prosperity Bancshares Inc	5,300	357
Prudential Financial Inc	21,400	1,675
Raymond James Financial Inc	6,500	650
Regions Financial Corp	51,100	869
Reinsurance Group of America Inc, Cl A	3,600	378
RenaissanceRe Holdings Ltd	2,862	431
Rocket, Cl A *	5,600	120
S&P Global Inc	13,055	4,138
Santander Consumer USA Holdings Inc	3,700	82
Signature Bank/New York NY	2,700	446
SLM Corp	22,000	305
Starwood Property Trust Inc ‡	16,100	302
State Street Corp	18,900	1,323
Sterling Bancorp/DE	11,400	210
SVB Financial Group *	2,774	1,214
Synchrony Financial	31,100	1,046
Synovus Financial Corp	8,600	320
T Rowe Price Group	12,200	1,909
TCF Financial	8,900	346
TFS Financial Corp	2,400	42
Tradeweb Markets, Cl A	4,800	292
Travelers Cos Inc/The	13,800	1,881
Truist Financial	72,800	3,493
Umpqua Holdings	13,000	189
Unum Group	12,000	279
US Bancorp	73,500	3,150
Virtu Financial Inc, Cl A	3,700	103
Voya Financial Inc	6,600	366
Webster Financial Corp	5,274	247
Wells Fargo & Co	203,600	6,084
Western Alliance Bancorp	5,100	348
White Mountains Insurance Group Ltd	122	124
Willis Towers Watson PLC	9,769	1,983
Wintrust Financial Corp	3,400	205
WR Berkley Corp	7,261	451
Zions Bancorp NA	8,501	375

		196,906

Health Care — 11.0%
10X Genomics, Cl A *	3,200	548

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Abbott Laboratories	93,800	$11,593
AbbVie Inc	95,600	9,797
ABIOMED Inc *	2,327	810
Acadia Healthcare Co Inc *	5,200	264
ACADIA Pharmaceuticals Inc *	6,400	307
Acceleron Pharma Inc *	2,900	335
Adaptive Biotechnologies *	4,200	233
Agilent Technologies Inc	16,600	1,995
Agios Pharmaceuticals *	3,600	169
Alexion Pharmaceuticals Inc *	11,400	1,748
Align Technology Inc *	4,170	2,191
Alnylam Pharmaceuticals Inc *	6,100	918
Amedisys Inc *	1,800	517
AmerisourceBergen Corp, Cl A	8,200	855
Amgen Inc	31,591	7,627
Anthem Inc	13,439	3,991
Avantor *	25,397	749
Baxter International Inc	27,410	2,106
Becton Dickinson and Co	14,967	3,918
Biogen Inc *	8,276	2,339
BioMarin Pharmaceutical Inc *	9,600	795
Bio-Rad Laboratories Inc, Cl A *	1,157	664
Bio-Techne Corp	2,075	674
Bluebird Bio Inc *	3,800	169
Boston Scientific Corp *	77,100	2,732
Bristol Myers Squibb	122,800	7,544
Bruker Corp	6,100	353
Cardinal Health	15,500	833
Catalent Inc *	9,000	1,035
Centene Corp *	30,900	1,863
Cerner Corp	16,300	1,306
Change Healthcare *	14,300	341
Charles River Laboratories International Inc *	2,548	660
Chemed Corp	815	422
Cigna Corp	19,138	4,154
Cooper Cos Inc/The	2,554	930
CVS Health	70,800	5,073
Danaher Corp	33,964	8,078
DaVita Inc *	3,943	463
DENTSPLY SIRONA Inc	12,400	663
DexCom Inc *	4,963	1,860
Edwards Lifesciences Corp *	33,300	2,750
Elanco Animal Health Inc *	22,726	660
Eli Lilly	45,700	9,504
Encompass Health Corp	5,700	458
Envista Holdings *	9,400	334
Exact Sciences *	7,982	1,095
Exelixis Inc *	17,900	398
Gilead Sciences Inc	68,000	4,461
Global Blood Therapeutics Inc *	3,400	170
Globus Medical Inc, Cl A *	4,400	271

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Guardant Health *	4,343	$675
Haemonetics Corp *	2,900	331
HCA Healthcare Inc	14,342	2,330
Henry Schein Inc *	7,500	494
Hill-Rom Holdings Inc	3,900	375
Hologic Inc *	13,700	1,092
Horizon Therapeutics *	10,372	752
Humana	7,172	2,748
ICU Medical Inc *	1,142	233
IDEXX Laboratories *	4,500	2,154
Illumina Inc *	7,878	3,359
Incyte *	9,700	871
Insulet Corp *	3,438	919
Integra LifeSciences Holdings Corp *	4,200	277
Intuitive Surgical Inc *	6,247	4,670
Ionis Pharmaceuticals Inc *	7,644	459
Iovance Biotherapeutics Inc *	8,000	351
IQVIA Holdings Inc *	10,200	1,814
Johnson & Johnson	142,923	23,315
Laboratory Corp of America Holdings *	5,200	1,190
Masimo *	2,542	651
McKesson Corp	8,700	1,518
Medtronic PLC	72,800	8,105
Merck & Co Inc	137,200	10,574
Mettler-Toledo International Inc *	1,267	1,480
Moderna Inc *	15,400	2,667
Molina Healthcare Inc *	3,139	670
Nektar Therapeutics, Cl A *	10,200	201
Neurocrine Biosciences Inc *	4,800	527
Novocure Ltd *	5,600	901
Penumbra Inc *	1,932	504
PerkinElmer Inc	5,900	868
Pfizer Inc	301,867	10,837
PPD *	7,200	232
PRA Health Sciences *	3,300	407
Premier Inc, Cl A	3,600	122
QIAGEN *	11,800	639
Quest Diagnostics Inc	7,100	917
Quidel Corp *	2,170	545
Reata Pharmaceuticals Inc, Cl A *	1,372	142
Regeneron Pharmaceuticals Inc *	5,205	2,622
Repligen Corp *	2,800	560
ResMed	7,738	1,560
Royalty Pharma, Cl A	5,000	235
Sage Therapeutics *	3,000	242
Sarepta Therapeutics *	4,121	368
Seagen *	6,950	1,142
STERIS PLC	4,600	861
Stryker Corp	18,800	4,155
Syneos Health Inc, Cl A *	3,700	275
Tandem Diabetes Care Inc *	3,400	315
Teladoc Health Inc *	5,931	1,565

14	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex Inc	2,441	$922
Thermo Fisher Scientific	21,479	10,948
United Therapeutics Corp *	2,200	360
UnitedHealth Group Inc	51,261	17,100
Universal Health Services Inc, Cl B	3,900	486
Varian Medical Systems Inc *	4,860	853
Veeva Systems Inc, Cl A *	7,259	2,007
Vertex Pharmaceuticals Inc *	14,000	3,207
Viatris, Cl W *	64,466	1,095
Waters Corp *	3,264	864
West Pharmaceutical Services Inc	3,934	1,178
Zimmer Biomet Holdings Inc	11,100	1,706
Zoetis Inc, Cl A	25,764	3,974

		263,239

Industrials — 6.7%
3M	30,400	5,340
A O Smith	7,800	423
Acuity Brands Inc	2,300	277
ADT Inc	5,400	49
AECOM *	7,900	396
AGCO	3,261	362
Air Lease Corp, Cl A	6,279	249
Alaska Air Group Inc	7,100	347
Allegion PLC	4,800	514
Allison Transmission Holdings Inc	6,600	269
AMERCO	462	214
American Airlines Group Inc	29,094	499
AMETEK Inc	12,400	1,404
Armstrong World Industries Inc	2,800	219
Axon Enterprise Inc *	3,600	591
AZEK, Cl A *	2,400	96
Boeing	28,900	5,612
BWX Technologies Inc, Cl W	5,600	302
Carlisle Cos Inc	2,700	391
Carrier Global	47,321	1,822
Caterpillar Inc	29,341	5,365
CH Robinson Worldwide Inc	7,500	642
Cintas Corp	4,742	1,508
Clean Harbors Inc *	3,000	232
Colfax *	5,800	215
Copart *	11,300	1,240
CoreLogic Inc/United States	4,100	309
CoStar Group Inc *	2,082	1,873
Crane Co	2,900	219
CSX Corp	41,300	3,542
Cummins Inc	7,900	1,852
Curtiss-Wright Corp	2,400	249
Deere	15,255	4,406
Delta Air Lines Inc	34,100	1,294
Donaldson Co Inc	6,700	398
Dover Corp	7,646	891
Dun & Bradstreet Holdings *	5,000	118

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Emerson Electric	32,100	$2,547
Equifax Inc	6,500	1,151
Expeditors International of Washington Inc	9,400	841
Fastenal Co	30,800	1,404
FedEx Corp	13,060	3,073
Flowserve Corp	7,700	274
Fortive Corp	15,900	1,051
Fortune Brands Home & Security Inc	7,800	673
FTI Consulting Inc *	2,100	231
Gates Industrial Corp PLC *	2,200	31
Generac Holdings *	3,200	788
General Dynamics Corp	13,848	2,031
General Electric Co	470,839	5,029
Graco Inc	8,700	600
GrafTech International Ltd	3,300	32
HEICO Corp	2,600	306
HEICO Corp, Cl A	4,100	436
Hexcel Corp	4,900	214
Honeywell International Inc	38,100	7,444
Howmet Aerospace	20,700	509
Hubbell Inc, Cl B	2,800	436
Huntington Ingalls Industries Inc	2,300	362
IAA *	6,979	399
IDEX	4,249	791
IHS Markit Ltd	21,700	1,890
Illinois Tool Works Inc	16,994	3,300
Ingersoll Rand *	18,400	770
ITT Inc	5,047	377
Jacobs Engineering Group	6,700	676
JB Hunt Transport Services Inc	4,428	596
JetBlue Airways Corp *	15,900	228
Johnson Controls International plc	39,100	1,948
Kansas City Southern	5,000	1,013
Kirby Corp *	3,500	178
Knight-Swift Transportation Holdings Inc, Cl A	7,400	296
L3Harris Technologies	11,269	1,933
Landstar System Inc	2,200	307
Lennox International Inc	1,953	538
Lincoln Electric Holdings Inc	3,333	382
Lockheed Martin Corp	13,404	4,314
Lyft, Cl A *	14,000	622
Macquarie Infrastructure Corp	4,300	119
ManpowerGroup Inc	3,433	304
Masco Corp	14,800	804
Mercury Systems Inc *	3,200	227
Middleby Corp/The *	3,200	434
MSA Safety Inc	2,100	328
MSC Industrial Direct Co Inc, Cl A	2,600	202
Nielsen Holdings PLC	18,800	420
Nordson Corp	3,100	555
Norfolk Southern	13,865	3,281

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Northrop Grumman Corp	8,438	$2,418
nVent Electric PLC	9,100	204
Old Dominion Freight Line Inc	5,200	1,009
Oshkosh Corp	4,000	366
Otis Worldwide	22,000	1,422
Owens Corning	5,600	435
PACCAR Inc	18,200	1,660
Parker-Hannifin Corp	6,936	1,835
Quanta Services Inc	7,200	507
Raytheon Technologies	77,200	5,152
Regal Beloit Corp	2,400	301
Republic Services Inc, Cl A	11,228	1,016
Robert Half International Inc	5,900	398
Rockwell Automation Inc	6,242	1,551
Rollins Inc	11,550	416
Roper Technologies	5,657	2,223
Ryder System Inc	3,100	194
Schneider National Inc, Cl B	3,500	73
Sensata Technologies Holding PLC *	8,000	436
Snap-on	3,000	540
Southwest Airlines Co	31,700	1,393
Spirit AeroSystems Holdings Inc, Cl A	6,200	210
Stanley Black & Decker Inc	8,300	1,440
Stericycle Inc *	5,358	351
Teledyne Technologies *	2,051	732
Textron Inc	12,000	543
Timken Co/The	3,700	280
Toro	5,600	528
Trane Technologies	13,039	1,869
TransDigm Group *	2,779	1,538
TransUnion	10,200	888
Trex Co Inc *	6,100	560
Trinity Industries	5,300	147
Uber Technologies *	74,600	3,799
Union Pacific Corp	36,849	7,277
United Continental Holdings Inc *	15,811	632
United Parcel Service Inc, Cl B	38,835	6,019
United Rentals Inc *	3,839	933
Univar Solutions *	9,800	182
Valmont Industries Inc	1,247	241
Verisk Analytics, Cl A	8,554	1,570
Vertiv Holdings, Cl A	12,900	259
Virgin Galactic Holdings *	2,938	130
Waste Management Inc	22,800	2,538
Watsco Inc	1,639	391
Westinghouse Air Brake Technologies	9,600	712
Woodward	2,900	325
WW Grainger Inc	2,324	847
XPO Logistics Inc *	4,800	530
Xylem Inc/NY	9,500	918
		160,362

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Information Technology — 22.0%
2U Inc *	4,000	$164
Adobe Inc *	26,107	11,977
Advanced Micro Devices Inc *	64,900	5,558
Akamai Technologies Inc *	8,600	955
Alliance Data Systems Corp	2,800	189
Alteryx Inc, Cl A *	3,083	389
Amdocs Ltd	6,800	480
Amphenol Corp, Cl A	15,936	1,990
Analog Devices Inc	13,627	2,008
Anaplan Inc *	7,100	474
ANSYS Inc *	4,724	1,674
Apple	875,064	115,474
Applied Materials Inc	49,600	4,795
Arista Networks Inc *	3,138	965
Arrow Electronics Inc *	3,900	381
Aspen Technology Inc *	3,500	469
Atlassian Corp PLC, Cl A *	7,000	1,618
Autodesk Inc *	11,900	3,301
Automatic Data Processing Inc	23,300	3,847
Avalara *	4,335	650
Avnet Inc	5,800	205
Bill.com Holdings *	3,200	390
Black Knight Inc *	8,500	694
Booz Allen Hamilton Holding, Cl A	7,100	605
Broadcom Inc	21,456	9,666
Broadridge Financial Solutions Inc	6,100	862
CACI International Inc, Cl A *	1,400	338
Cadence Design Systems Inc *	15,035	1,960
CDK Global Inc	7,200	359
CDW Corp/DE	7,540	993
Ceridian HCM Holding Inc *	6,200	576
Ciena Corp *	8,100	432
Cirrus Logic Inc *	3,400	319
Cisco Systems Inc	230,447	10,273
Citrix Systems	6,497	866
Cloudflare, Cl A *	5,800	445
Cognex Corp	9,300	764
Cognizant Technology Solutions Corp, Cl A	28,800	2,245
Coherent Inc *	1,400	281
CommScope Holding Co Inc *	11,400	167
Concentrix *	2,400	257
Corning	40,300	1,446
Coupa Software Inc *	3,563	1,104
Cree *	5,800	586
Crowdstrike Holdings, Cl A *	8,200	1,770
CyberArk Software *	600	96
Datadog, Cl A *	8,600	884
Dell Technologies Inc, Cl C *	14,200	1,035
DocuSign, Cl A *	9,756	2,272
Dolby Laboratories Inc, Cl A	3,700	326
Dropbox, Cl A *	14,485	328

16	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
DXC Technology Co	14,900	$420
Dynatrace *	10,221	424
EchoStar Corp, Cl A *	2,800	59
Elastic *	3,200	486
Enphase Energy Inc *	5,800	1,058
Entegris Inc	7,200	708
EPAM Systems Inc *	2,800	964
Euronet Worldwide Inc *	2,600	325
Everbridge Inc *	2,049	272
F5 Networks Inc *	3,240	635
Fair Isaac Corp *	1,500	675
Fastly, Cl A *	4,300	470
Fidelity National Information Services Inc	33,400	4,124
FireEye Inc *	12,900	271
First Solar *	4,900	486
Fiserv Inc *	31,200	3,204
Five9 *	3,200	532
FleetCor Technologies Inc *	4,400	1,068
FLIR Systems Inc	7,700	401
Fortinet Inc *	7,046	1,020
Gartner Inc *	4,834	734
Genpact Ltd	9,879	378
Global Payments	16,069	2,836
Globant *	2,163	415
GoDaddy Inc, Cl A *	8,900	699
Guidewire Software Inc *	4,400	505
Hewlett Packard Enterprise Co	69,100	853
HP Inc	73,900	1,799
HubSpot Inc *	2,200	819
Inphi Corp *	2,500	421
Intel Corp	222,725	12,364
International Business Machines Corp	48,127	5,733
Intuit Inc	13,640	4,927
IPG Photonics Corp *	2,054	459
Jabil Inc	8,699	360
Jack Henry & Associates	4,059	588
Juniper Networks Inc	17,351	424
Keysight Technologies *	10,000	1,416
KLA	8,349	2,338
Lam Research Corp	7,859	3,803
Leidos Holdings Inc	7,400	785
Littelfuse Inc	1,371	334
Lumentum Holdings *	4,000	375
Manhattan Associates Inc *	3,700	419
Marvell Technology Group Ltd	36,700	1,889
Mastercard Inc, Cl A	47,930	15,160
Maxim Integrated Products Inc	24,893	2,183
Medallia *	4,800	199
Microchip Technology Inc	13,500	1,837
Micron Technology Inc *	60,205	4,712
Microsoft Corp	406,092	94,197
MKS Instruments Inc	2,800	443

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MongoDB, Cl A *	2,713	$1,003
Monolithic Power Systems Inc	2,312	821
Motorola Solutions Inc	9,152	1,533
National Instruments Corp	7,559	313
NCR Corp *	7,500	250
NetApp Inc	11,700	777
New Relic Inc *	3,000	226
NortonLifeLock	31,100	655
Nuance Communications Inc *	14,809	674
Nutanix Inc, Cl A *	10,500	320
NVIDIA Corp	32,000	16,627
Okta, Cl A *	6,137	1,590
ON Semiconductor Corp *	21,500	741
Oracle Corp	102,167	6,174
PagerDuty *	4,000	195
Palo Alto Networks Inc *	5,100	1,789
Paychex Inc	17,236	1,505
Paycom Software Inc *	2,659	1,010
Paylocity Holding Corp *	2,045	383
PayPal Holdings *	63,751	14,937
Pegasystems Inc	2,300	293
Pluralsight Inc, Cl A *	5,500	114
Proofpoint Inc *	3,300	426
PTC Inc *	5,500	731
Pure Storage Inc, Cl A *	14,200	328
Qorvo Inc *	6,044	1,033
QUALCOMM Inc	61,104	9,549
RealPage Inc *	4,600	398
RingCentral, Cl A *	4,249	1,585
Sabre Corp	16,200	175
salesforce.com Inc *	47,600	10,737
Science Applications International	3,400	326
ServiceNow Inc *	10,570	5,741
Skyworks Solutions Inc	9,243	1,564
Slack Technologies, Cl A *	20,200	852
Smartsheet, Cl A *	6,504	454
SolarEdge Technologies *	2,555	737
SolarWinds Corp *	2,300	39
Splunk *	8,541	1,409
Square Inc, Cl A *	20,000	4,319
SS&C Technologies Holdings	11,900	748
StoneCo, Cl A *	10,500	755
Switch, Cl A	4,300	74
SYNNEX Corp	2,400	196
Synopsys Inc *	8,200	2,095
Teradata Corp *	6,500	175
Teradyne Inc	8,800	999
Texas Instruments Inc	49,800	8,251
Trade Desk Inc/The, Cl A *	2,200	1,685
Trimble Inc *	13,256	874
Twilio, Cl A *	7,635	2,744
Tyler Technologies Inc *	2,079	879

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ubiquiti	457	$141
Unity Software *	1,600	240
Universal Display Corp	2,215	511
VeriSign Inc *	5,357	1,040
Viasat *	3,400	148
Visa Inc, Cl A	91,720	17,725
VMware, Cl A *	4,358	601
Vontier *	7,000	227
Western Digital Corp	17,000	959
Western Union Co/The	21,400	477
WEX Inc *	2,517	475
Workday Inc, Cl A *	9,349	2,127
Xerox Holdings	10,600	223
Xilinx	13,122	1,713
Zebra Technologies Corp, Cl A *	2,800	1,086
Zendesk Inc *	6,200	894
Zoom Video Communications, Cl A *	9,000	3,349
Zscaler Inc *	3,900	779
		526,431

Materials – 2.1%
Air Products & Chemicals *	11,900	3,174
Albemarle Corp	5,800	943
Amcor	83,900	918
AptarGroup Inc	3,300	439
Ardagh Group SA, Cl A	900	15
Ashland Global Holdings Inc	3,300	264
Avery Dennison	4,700	709
Axalta Coating Systems Ltd *	12,400	335
Ball	17,122	1,507
Berry Global Group Inc *	7,773	384
Cabot Corp	3,300	145
Celanese Corp, Cl A	6,500	794
CF Industries Holdings Inc	11,109	460
Chemours Co/The	9,600	253
Corteva	40,300	1,606
Crown Holdings Inc *	6,800	613
Dow Inc	40,000	2,076
DuPont de Nemours	39,700	3,154
Eagle Materials Inc	2,400	264
Eastman Chemical Co	7,200	708
Ecolab Inc	13,400	2,740
Element Solutions Inc	12,800	218
FMC Corp	7,242	784
Freeport-McMoRan	78,100	2,102
Graphic Packaging Holding Co	16,400	257
Huntsman Corp	11,800	312
International Flavors & Fragrances Inc	5,700	641
International Paper Co	21,000	1,057
Linde	28,529	7,001
LyondellBasell Industries NV, Cl A	13,700	1,175
Martin Marietta Materials	3,354	964
Mosaic Co/The	18,000	467

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NewMarket Corp	348	$136
Newmont	43,300	2,581
Nucor Corp	16,000	780
Olin Corp	8,400	201
Packaging Corp of America	5,100	686
PPG Industries Inc	12,826	1,728
Reliance Steel & Aluminum Co	3,700	430
Royal Gold Inc	3,700	395
RPM International Inc	7,242	597
Scotts Miracle-Gro Co/The, Cl A	2,100	465
Sealed Air Corp	9,200	389
Sherwin-Williams Co/The	4,500	3,113
Silgan Holdings	4,673	170
Sonoco Products Co	5,900	342
Southern Copper Corp	4,900	325
Steel Dynamics	10,419	357
Valvoline Inc	10,900	259
Vulcan Materials	7,100	1,059
W R Grace	3,300	191
Westlake Chemical	1,960	150
Westrock	13,478	558
		51,391

Real Estate – 2.4%
Alexandria Real Estate Equities Inc ‡	7,200	1,203
American Campus Communities Inc ‡	8,100	333
American Homes 4 Rent, Cl A ‡	15,296	462
American Tower, Cl A ‡	23,915	5,437
Americold Realty Trust ‡	11,800	412
Apartment Income REIT ‡	8,875	344
Apartment Investment and Management, Cl A ‡	8,875	41
Apple Hospitality Inc ‡	12,300	153
AvalonBay Communities Inc ‡	7,600	1,244
Boston Properties Inc ‡	8,027	733
Brandywine Realty Trust ‡	9,900	109
Brixmor Property Group Inc ‡	17,400	295
Brookfield Property Inc, Cl A ‡	2,800	49
Camden Property Trust ‡	5,300	541
CBRE Group Inc, Cl A *	17,800	1,085
CoreSite Realty Corp ‡	2,400	323
Corporate Office Properties Trust ‡	6,600	173
Cousins Properties ‡	8,674	274
Crown Castle International Corp ‡	22,448	3,575
CubeSmart ‡	11,400	397
CyrusOne Inc ‡	6,800	496
Digital Realty Trust Inc ‡	15,246	2,195
Douglas Emmett Inc ‡	9,800	272
Duke Realty Corp ‡	20,800	823
Empire State Realty Trust Inc, Cl A ‡	7,100	70
EPR Properties ‡	4,574	181
Equinix Inc ‡	4,845	3,585
Equity Commonwealth ‡	6,888	196

18	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	8,800	$535
Equity Residential ‡	19,600	1,208
Essex Property Trust Inc ‡	3,675	881
Extra Space Storage Inc ‡	6,700	762
Federal Realty Investment Trust ‡	4,400	385
First Industrial Realty Trust Inc ‡	7,400	301
Gaming and Leisure Properties Inc ‡	12,242	504
Healthcare Trust of America Inc, Cl A ‡	12,800	362
Healthpeak Properties ‡	28,624	849
Highwoods Properties Inc ‡	6,100	229
Host Hotels & Resorts Inc ‡	36,547	495
Howard Hughes Corp/The *	2,300	198
Hudson Pacific Properties Inc ‡	8,800	206
Invitation Homes Inc ‡	29,800	878
Iron Mountain ‡	15,203	512
JBG SMITH Properties ‡	7,200	215
Jones Lang LaSalle Inc	3,000	439
Kilroy Realty Corp ‡	6,800	385
Kimco Realty ‡	24,300	401
Lamar Advertising Co, Cl A ‡	4,500	364
Life Storage Inc ‡	4,095	334
Medical Properties Trust Inc ‡	30,587	646
Mid-America Apartment Communities ‡	6,000	796
National Retail Properties ‡	10,100	394
Omega Healthcare Investors Inc ‡	11,900	431
Outfront Media Inc ‡	8,500	155
Paramount Group Inc ‡	9,200	82
Park Hotels & Resorts ‡	14,100	235
Prologis Inc ‡	39,800	4,107
Public Storage ‡	8,300	1,889
Rayonier Inc ‡	8,000	246
Realty Income Corp ‡	18,900	1,116
Regency Centers Corp ‡	8,900	420
Rexford Industrial Realty ‡	6,800	333
SBA Communications Corp, Cl A ‡	6,100	1,639
Simon Property Group Inc ‡	17,300	1,608
SL Green Realty ‡	4,095	276
Spirit Realty Capital Inc ‡	6,100	235
STORE Capital Corp ‡	13,200	409
Sun Communities Inc ‡	5,400	773
UDR Inc ‡	14,800	569
Ventas Inc ‡	19,800	912
VEREIT ‡	12,716	448
VICI Properties Inc ‡	28,600	723
Vornado Realty Trust ‡	10,375	413
Weingarten Realty Investors ‡	7,100	160
Welltower ‡	22,600	1,370
Weyerhaeuser Co ‡	40,000	1,248
WP Carey Inc ‡	9,700	644
		57,721

Utilities — 2.1%
AES Corp/VA	35,097	856

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alliant Energy Corp	14,200	$691
Ameren Corp	13,100	953
American Electric Power Co Inc	27,327	2,211
American Water Works	9,800	1,558
Atmos Energy Corp	7,100	632
Avangrid Inc	3,300	153
CenterPoint Energy	28,508	601
CMS Energy Corp	15,200	865
Consolidated Edison Inc	18,600	1,316
Dominion Energy Inc	44,000	3,207
DTE Energy	10,300	1,223
Duke Energy	39,700	3,732
Edison International	19,100	1,111
Entergy Corp	10,700	1,020
Essential Utilities	11,700	542
Evergy Inc	12,900	693
Eversource Energy	18,500	1,619
Exelon Corp	52,400	2,178
FirstEnergy Corp	28,800	886
Hawaiian Electric Industries	6,300	208
IDACORP Inc	3,000	265
MDU Resources Group	11,700	308
National Fuel Gas	4,900	197
NextEra Energy	106,172	8,586
NiSource Inc	19,852	440
NRG Energy Inc	12,700	526
OGE Energy	11,774	359
PG&E *	73,612	841
Pinnacle West Capital Corp	6,000	451
PPL Corp	41,100	1,137
Public Service Enterprise Group	27,200	1,535
Sempra Energy	15,600	1,931
Southern Co/The	57,100	3,364
UGI Corp	11,000	396
Vistra	25,550	510
WEC Energy Group	17,200	1,529
Xcel Energy Inc	28,726	1,838
		50,468
		1,896,047
Total Common Stock (Cost $1,912,697) ($ Thousands)		2,206,388

PREFERRED STOCK — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG (B)	1,314	86
FUCHS PETROLUB SE (B)	1,607	91
Henkel AG & Co KGaA (B)	3,530	367
Porsche Automobil Holding SE (B)	2,908	203
Sartorius AG (B)	659	329

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Volkswagen AG (B)	3,553	$675

Total Preferred Stock (Cost $1,514) ($ Thousands)		1,751

EXCHANGE TRADED FUND — 0.0%
United States — 0.0%
SPDR S&P 500 Trust	752	278

Total Exchange Traded Fund (Cost $100) ($ Thousands)		278

	Number of Rights

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios *^	5	2
Iberdrola *^	124	26

		28

United States — 0.0%
Newstar Financial *^(C)	4	–

Description	Number of Rights	Market Value ($ Thousands)

RIGHTS (continued)
Tobira Therapeutics, Expires 12/31/2028 *(C)	1	$–

		–

Total Rights (Cost $—) ($ Thousands)		28

	Number of Warrants

WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum, Expires 08/06/2027 *	1	–

Total Warrants (Cost $—) ($ Thousands)		–

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F 0.010% **†	13,423,775	13,424

Total Cash Equivalent (Cost $13,424) ($ Thousands)		13,424

Total Investments — 92.7% (Cost $1,927,735) ($ Thousands)		$2,221,869

A list of the open futures contracts held by the Fund at January 31, 2021, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
MSCI EAFE Index	62	Mar-2021	$6,787	$6,558	$(229)
MSCI Emerging Markets	1,244	Mar-2021	77,478	82,483	5,005
NASDAQ 100 Index E-MINI	4	Mar-2021	993	1,033	40
Russell 2000 Index E-MINI	788	Mar-2021	75,420	81,487	6,067
S&P 500 Index E-MINI	96	Mar-2021	17,997	17,785	(212)
S&P Mid Cap 400 Index E-MINI	3	Mar-2021	673	701	28

			$179,348	$190,047	$10,699

For the period ended January 31, 2021, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $2,397,701 ($ Thousands).	ADR — American Depositary Receipt
^ Expiration date unavailable.	Cl — Class
* Non-income producing security.	EAFE — Europe, Australasia and Far East
** Rate shown is the 7-day effective yield as of January 31, 2021.	MSCI — Morgan Stanley Capital International

‡   Real Estate Investment Trust.

†   Investment in Affiliated Security.

(A)  Security is a Master Limited Partnership. At January 31, 2021, such securities amounted to $243 ($ Thousands), or 0.0% of Net Assets.

(B)  There is currently no rate available.

(C)  Level 3 security in accordance with fair value hierarchy.

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

S&P— Standard & Poor’s

SPDR— Standard & Poor’s Depository Receipt

The following is a list of the level of inputs used as of January 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

20	Adviser Managed Trust / Semi-Annual Report / January 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

January 31, 2021

Tactical Offensive Equity Fund (Continued)

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	2,206,336	52	–	2,206,388
Preferred Stock	1,751	–	–	1,751
Exchange Traded Fund	278	–	–	278
Rights	28	–	–(2)	28
Warrants	–	–	–	–
Cash Equivalent	13,424	–	–	13,424

Total Investments in Securities	2,221,817	52	–	2,221,869

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts *
Unrealized Appreciation	11,140	—	—	11,140
Unrealized Depreciation	(441)	—	—	(441)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Total Other Financial Instruments	10,699	—	—	10,699

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(2) This category includes securities with a value of $0.

For the period ended January 31, 2021, there were no transfers in our out of Level 3.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions the Fund had with affiliates for the period ended January 31, 2021 ($ Thousands):

Security Description	Value 7/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 1/31/2021	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$—	$ 26,037	$ (12,613)	$ —	$—	$13,424	13,423,775	$—	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust / Semi-Annual Report / January 31, 2021	21

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 5, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: April 5, 2021

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: April 5, 2021